Hartford Core Bond ETF
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.7%
	Asset-Backed - Automobile - 2.5%
$ 185,000	American Credit Acceptance Receivables Trust 6.09%, 11/12/2027(1)	$ 185,013
317,919	ARI Fleet Lease Trust 5.41%, 02/17/2032(1)	316,866
	Avis Budget Rental Car Funding AESOP LLC
215,000	5.23%, 12/20/2030(1)	209,311
185,000	5.36%, 06/20/2030(1)	181,843
220,000	5.90%, 08/21/2028(1)	220,608
282,070	Chesapeake Funding II LLC 5.65%, 05/15/2035(1)	281,393
287,471	CPS Auto Receivables Trust 5.91%, 08/16/2027(1)	287,540
190,000	Credit Acceptance Auto Loan Trust 5.68%, 03/15/2034(1)	188,941
	DT Auto Owner Trust
140,000	5.19%, 10/16/2028(1)	138,970
155,000	5.41%, 02/15/2029(1)	153,900
	Enterprise Fleet Financing LLC
95,000	5.16%, 09/20/2030(1)	93,486
215,000	5.42%, 10/22/2029(1)	212,995
	Exeter Automobile Receivables Trust
94,559	4.57%, 01/15/2027	94,323
210,000	5.72%, 04/15/2027	209,734
87,000	6.03%, 08/16/2027	86,990
90,000	6.11%, 09/15/2027	90,027
	Flagship Credit Auto Trust
259,000	4.69%, 07/17/2028(1)	254,632
77,000	5.05%, 01/18/2028(1)	75,802
195,000	5.21%, 05/15/2028(1)	191,223
45,000	GLS Auto Receivables Issuer Trust 4.92%, 01/15/2027(1)	44,715
560,000	Hertz Vehicle Financing III LLC 5.94%, 02/25/2028(1)	557,478
445,000	OneMain Direct Auto Receivables Trust 5.41%, 11/14/2029(1)	441,555
56,266	Prestige Auto Receivables Trust 1.62%, 11/16/2026(1)	55,862
	Santander Drive Auto Receivables Trust
160,000	4.98%, 02/15/2028	158,633
280,000	5.61%, 07/17/2028	278,730
110,000	SBNA Auto Lease Trust 5.24%, 01/22/2029(1)	109,198
235,000	SFS Auto Receivables Securitization Trust 5.47%, 12/20/2029(1)	234,333
	Tricolor Auto Securitization Trust
43,923	6.48%, 08/17/2026(1)	43,924
204,036	6.61%, 10/15/2027(1)	204,276
	Westlake Automobile Receivables Trust
58,367	1.65%, 02/17/2026(1)	57,870
280,000	4.31%, 09/15/2027(1)	277,835
90,000	5.41%, 01/18/2028(1)	89,589
400,000	6.14%, 03/15/2028(1)	400,966
145,000	World Omni Auto Receivables Trust 5.03%, 05/15/2029	142,638
		6,571,199
	Asset-Backed - Manufactured Housing - 0.0%
64,765	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	54,980
	Asset-Backed - Student Loan - 0.2%
	Navient Private Education Refi Loan Trust
140,234	0.97%, 12/16/2069(1)	119,793
237,555	1.11%, 02/18/2070(1)	199,716
298,927	5.51%, 10/15/2071(1)	296,146
		615,655
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.7% - (continued)
	Commercial Mortgage-Backed Securities - 4.1%
$ 235,000	245 Park Avenue Trust 3.51%, 06/05/2037(1)	$ 212,580
	BBCMS Mortgage Trust
1,009,443	1.87%, 02/15/2057(2)(3)	107,643
125,000	3.66%, 04/15/2055(3)	108,922
	Benchmark Mortgage Trust
2,782,815	0.72%, 07/15/2056(2)(3)	110,932
999,355	1.41%, 12/15/2056(2)(3)	64,746
559,661	1.62%, 01/15/2054(2)(3)	42,022
596,082	1.91%, 07/15/2053(2)(3)	36,151
	BX Trust
630,000	6.33%, 10/15/2036, 1 mo. USD Term SOFR + 1.01%(1)(4)	622,125
115,000	7.41%, 03/15/2041, 1 mo. USD Term SOFR + 2.09%(1)(4)	114,928
26,102	Citigroup Commercial Mortgage Trust 3.61%, 11/10/2048	25,745
	Commercial Mortgage Trust
100,000	2.82%, 01/10/2039(1)	89,845
35,000	3.18%, 02/10/2048	34,322
150,000	3.31%, 03/10/2048	146,471
110,000	3.38%, 01/10/2039(1)	96,063
210,000	3.73%, 08/10/2049(1)(3)	198,081
26,294	CSAIL Commercial Mortgage Trust 4.36%, 11/15/2051(3)	25,639
92,303	CSMC Trust 2.26%, 08/15/2037(1)	86,632
280,000	DBGS Mortgage Trust 4.47%, 10/15/2051	257,580
	DBJPM Mortgage Trust
460,683	1.82%, 09/15/2053(2)(3)	24,151
19,140	3.04%, 05/10/2049	18,662
120,000	DC Trust 5.73%, 04/13/2028(1)(3)	117,859
	FREMF Mortgage Trust
295,000	3.72%, 04/25/2048(1)(3)	288,969
90,000	3.79%, 11/25/2049(1)(3)	88,557
225,000	4.09%, 06/25/2049(1)(3)	215,987
315,000	4.18%, 08/25/2047(1)(3)	312,672
565,000	GS Mortgage Securities Corp. II 5.49%, 03/10/2041(1)(3)	547,202
375,000	GS Mortgage Securities Trust 3.44%, 11/10/2049(3)	352,499
200,000	Hawaii Hotel Trust 6.52%, 05/15/2038, 1 mo. USD Term SOFR + 1.20%(1)(4)	199,500
150,000	HTL Commercial Mortgage Trust 5.88%, 05/10/2039(1)(3)	148,934
1,097,000	JP Morgan Chase Commercial Mortgage Securities Trust 2.82%, 08/15/2049	1,025,595
	JPMBB Commercial Mortgage Securities Trust
30,254	3.56%, 12/15/2048	29,706
635,000	3.58%, 03/17/2049	608,726
	JPMDB Commercial Mortgage Securities Trust
60,181	2.95%, 06/15/2049	58,369
632,000	3.14%, 12/15/2049	579,457
103,468	3.24%, 10/15/2050	99,202
565,208	Life Mortgage Trust 6.14%, 03/15/2038, 1 mo. USD Term SOFR + 0.81%(1)(4)	560,538
210,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.53%, 12/15/2047	207,058
383,350	MSWF Commercial Mortgage Trust 1.14%, 12/15/2056(2)(3)	24,722
285,000	NJ Trust 6.70%, 01/06/2029(1)(3)	289,121
50,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	46,029
525,000	TYSN Mortgage Trust 6.80%, 12/10/2033(1)(3)	537,854
	Wells Fargo Commercial Mortgage Trust
360,000	3.15%, 05/15/2048	349,928

1

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.7% - (continued)
	Commercial Mortgage-Backed Securities - 4.1% - (continued)
$ 719,000	3.43%, 03/15/2059	$ 687,387
28,523	3.52%, 12/15/2048	28,068
420,000	3.64%, 03/15/2050	386,973
235,000	3.81%, 12/15/2048	226,875
	Wells Fargo NA
3,972,794	0.75%, 11/15/2062(2)(3)	120,133
926,108	1.10%, 02/15/2052(2)(3)	30,971
995,230	1.20%, 02/15/2056(2)(3)	60,757
1,000,000	1.20%, 12/15/2056(2)(3)	37,179
1,466,124	1.43%, 11/15/2053(2)(3)	94,386
1,243,896	1.88%, 03/15/2063(2)(3)	106,012
145,000	4.41%, 11/15/2061(3)	137,486
		11,027,951
	Other Asset-Backed Securities - 6.4%
	Affirm Asset Securitization Trust
165,000	5.61%, 02/15/2029(1)	163,350
210,000	6.61%, 01/18/2028(1)	210,850
305,000	Aligned Data Centers Issuer LLC 6.00%, 08/17/2048(1)	299,400
400,000	Barings CLO Ltd. 7.37%, 01/20/2037, 3 mo. USD Term SOFR + 2.10%(1)(4)	401,683
495,000	Battalion CLO 18 Ltd. 7.47%, 03/13/2037, 3 mo. USD Term SOFR + 2.20%(1)(4)	494,280
315,000	Benefit Street Partners CLO XXXI Ltd. 7.67%, 04/25/2036, 3 mo. USD Term SOFR + 2.35%(1)(4)	316,653
24,206	BHG Securitization Trust 0.90%, 10/17/2034(1)	23,671
250,000	BlueMountain CLO XXIV Ltd. 6.69%, 04/20/2034, 3 mo. USD Term SOFR + 1.36%(1)(4)	248,717
470,000	BlueMountain CLO XXXI Ltd. 6.74%, 04/19/2034, 3 mo. USD Term SOFR + 1.41%(1)(4)	470,464
460,000	BlueMountain CLO XXXIII Ltd. 6.77%, 11/20/2034, 3 mo. USD Term SOFR + 1.45%(1)(4)	459,998
	CF Hippolyta Issuer LLC
94,245	1.53%, 03/15/2061(1)	85,507
126,765	1.69%, 07/15/2060(1)	118,810
97,713	5.97%, 08/15/2062(1)	95,265
95,000	CNH Equipment Trust 4.77%, 10/15/2030	92,967
275,000	Commercial Equipment Finance LLC 5.97%, 07/16/2029(1)	274,040
	DB Master Finance LLC
146,625	2.79%, 11/20/2051(1)	119,151
701,925	4.35%, 05/20/2049(1)	655,394
160,000	DLLAA LLC 5.64%, 02/22/2028(1)	159,794
	Domino's Pizza Master Issuer LLC
441,515	2.66%, 04/25/2051(1)	385,502
432,000	3.67%, 10/25/2049(1)	387,800
206,800	4.12%, 07/25/2047(1)	195,486
435,000	Elmwood CLO 19 Ltd. 7.72%, 10/17/2036, 3 mo. USD Term SOFR + 2.40%(1)(4)	438,019
295,000	Elmwood CLO 23 Ltd. 7.58%, 04/16/2036, 3 mo. USD Term SOFR + 2.25%(1)(4)	296,643
	FirstKey Homes Trust
153,877	4.15%, 05/19/2039(1)	147,358
586,141	4.25%, 07/17/2039(1)	558,517
750,000	Galaxy XXIV CLO Ltd. 6.86%, 04/15/2037, 3 mo. USD Term SOFR + 1.54%(1)(4)	750,456
250,000	Invesco U.S. CLO Ltd. 7.62%, 04/21/2036, 3 mo. USD Term SOFR + 2.30%(1)(4)	250,869
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.7% - (continued)
	Other Asset-Backed Securities - 6.4% - (continued)
$ 250,000	Madison Park Funding LXVII Ltd. 6.80%, 04/25/2037, 3 mo. USD Term SOFR + 1.51%(1)(4)	$ 250,253
330,000	MF1 Ltd. 7.07%, 02/19/2037, 1 mo. USD Term SOFR + 1.75%(1)(4)	323,882
510,000	New Economy Assets Phase 1 Sponsor LLC 1.91%, 10/20/2061(1)	444,244
770,000	OCP CLO Ltd. 6.82%, 04/18/2037, 3 mo. USD Term SOFR + 1.53%(1)(4)	769,759
410,000	Octagon 61 Ltd. 7.67%, 04/20/2036, 3 mo. USD Term SOFR + 2.35%(1)(4)	411,585
	Progress Residential Trust
401,967	1.51%, 10/17/2038(1)	362,185
142,683	3.20%, 04/17/2039(1)	132,331
398,388	4.44%, 05/17/2041(1)	378,345
106,428	4.45%, 06/17/2039(1)	102,399
178,743	4.75%, 10/27/2039(1)	172,618
42,880	Regional Management Issuance Trust 2.34%, 10/15/2030(1)	42,182
495,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	472,764
635,000	RR 23 Ltd. 7.98%, 10/15/2035, 3 mo. USD Term SOFR + 2.65%(1)(4)	639,554
340,000	SCF Equipment Leasing LLC 6.56%, 01/22/2030(1)	341,234
390,000	Sound Point CLO XXIX Ltd. 6.66%, 04/25/2034, 3 mo. USD Term SOFR + 1.33%(1)(4)	388,344
	Stack Infrastructure Issuer LLC
60,000	1.89%, 08/25/2045(1)	56,374
285,000	5.90%, 07/25/2048(1)	276,302
130,000	5.90%, 03/25/2049(1)	127,139
75,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	69,858
350,000	Texas Debt Capital CLO Ltd. 7.62%, 04/20/2036, 3 mo. USD Term SOFR + 2.30%(1)(4)	351,316
654,530	Tricon Residential Trust 3.86%, 04/17/2039(1)	620,199
515,000	Vantage Data Centers Issuer LLC 1.65%, 09/15/2045(1)	481,310
660,000	Venture 37 CLO Ltd. 6.74%, 07/15/2032, 3 mo. USD Term SOFR + 1.41%(1)(4)	659,937
390,000	Venture 42 CLO Ltd. 6.72%, 04/15/2034, 3 mo. USD Term SOFR + 1.39%(1)(4)	388,482
298,685	Wellfleet CLO X Ltd. 6.76%, 07/20/2032, 3 mo. USD Term SOFR + 1.43%(1)(4)	299,116
199,325	Wendy's Funding LLC 2.37%, 06/15/2051(1)	170,098
531,900	Wingstop Funding LLC 2.84%, 12/05/2050(1)	476,648
		17,309,102
	Whole Loan Collateral CMO - 7.5%
213,760	510 Asset-Backed Trust 2.12%, 06/25/2061(1)(5)	205,449
	Angel Oak Mortgage Trust
81,044	0.91%, 01/25/2066(1)(3)	67,018
283,825	0.95%, 07/25/2066(1)(3)	230,745
40,869	0.99%, 04/25/2053(1)(3)	37,120
73,129	0.99%, 04/25/2066(1)(3)	59,213
190,109	1.04%, 01/20/2065(1)(3)	151,845
135,621	1.07%, 05/25/2066(1)(3)	111,903
429,699	1.46%, 09/25/2066(1)(3)	342,871
22,350	1.47%, 06/25/2065(1)(3)	20,668
39,499	1.69%, 04/25/2065(1)(3)	35,981
207,847	1.82%, 11/25/2066(1)(3)	175,873
566,566	2.88%, 12/25/2066(1)(5)	496,282
22,852	Arroyo Mortgage Trust 3.81%, 01/25/2049(1)(3)	21,200

2

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.7% - (continued)
	Whole Loan Collateral CMO - 7.5% - (continued)
$ 137,260	BINOM Securitization Trust 2.03%, 06/25/2056(1)(3)	$ 116,166
	BRAVO Residential Funding Trust
46,611	0.94%, 02/25/2049(1)(3)	40,627
56,792	0.97%, 03/25/2060(1)(3)	52,895
359,866	1.62%, 03/01/2061(1)(5)	333,374
	Bunker Hill Loan Depositary Trust
36,867	1.72%, 02/25/2055(1)(3)	35,079
20,585	2.88%, 07/25/2049(1)(5)	19,200
363,686	CIM Trust 1.43%, 07/25/2061(1)(3)	307,644
	COLT Mortgage Loan Trust
33,126	0.80%, 07/27/2054(1)	28,363
116,101	0.91%, 06/25/2066(1)(3)	93,292
192,643	0.92%, 08/25/2066(1)(3)	152,700
356,799	0.96%, 09/27/2066(1)(3)	281,014
446,644	1.11%, 10/25/2066(1)(3)	364,339
48,318	1.33%, 10/26/2065(1)(3)	42,675
22,917	1.51%, 04/27/2065(1)(3)	21,599
499,359	2.28%, 12/27/2066(1)(3)	426,066
87,283	4.30%, 03/25/2067(1)(3)	83,309
230,494	COLT Trust 1.39%, 01/25/2065(1)(3)	187,201
	CSMC Trust
88,498	0.83%, 03/25/2056(1)(3)	72,495
173,928	0.94%, 05/25/2066(1)(3)	136,607
427,715	1.17%, 07/25/2066(1)(3)	340,934
154,021	1.18%, 02/25/2066(1)(3)	131,226
72,084	1.21%, 05/25/2065(1)(5)	64,818
72,875	1.80%, 12/27/2060(1)(3)	69,354
222,181	1.84%, 10/25/2066(1)(3)	187,310
147,897	2.00%, 01/25/2060(1)(3)	126,973
557,048	2.27%, 11/25/2066(1)(3)	474,580
	Deephaven Residential Mortgage Trust
21,490	0.72%, 05/25/2065(1)(3)	19,811
48,182	0.90%, 04/25/2066(1)(3)	40,904
	Ellington Financial Mortgage Trust
27,929	0.80%, 02/25/2066(1)(3)	23,070
56,312	0.93%, 06/25/2066(1)(3)	44,297
21,412	1.18%, 10/25/2065(1)(3)	19,146
317,040	1.24%, 09/25/2066(1)(3)	245,592
251,299	2.21%, 01/25/2067(1)(3)	209,696
	Federal National Mortgage Association Connecticut Avenue Securities
94,000	7.13%, 02/25/2044, 30 day USD SOFR Average + 1.80%(1)(4)	94,099
269,208	7.23%, 06/25/2043, 30 day USD SOFR Average + 1.90%(1)(4)	272,573
93,826	7.63%, 05/25/2043, 30 day USD SOFR Average + 2.30%(1)(4)	96,102
133,507	7.83%, 04/25/2043, 30 day USD SOFR Average + 2.50%(1)(4)	135,752
56,773	7.88%, 07/25/2042, 30 day USD SOFR Average + 2.55%(1)(4)	58,335
	GCAT Trust
92,250	0.87%, 01/25/2066(1)(3)	74,424
99,002	1.04%, 05/25/2066(1)(3)	79,503
301,978	1.09%, 08/25/2066(1)(3)	237,605
431,718	1.26%, 07/25/2066(1)(3)	349,692
20,027	1.56%, 04/25/2065(1)(5)	18,279
152,025	1.92%, 08/25/2066(1)(3)	130,427
9,034	3.25%, 01/25/2060(1)(5)	8,501
	Imperial Fund Mortgage Trust
167,024	1.07%, 09/25/2056(1)(3)	133,782
525,629	2.09%, 01/25/2057(1)(3)	431,955
599,564	3.64%, 03/25/2067(1)(5)	541,018
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.7% - (continued)
	Whole Loan Collateral CMO - 7.5% - (continued)
	Legacy Mortgage Asset Trust
$ 82,891	1.65%, 11/25/2060(1)(5)	$ 78,131
98,838	1.75%, 07/25/2061(1)(5)	93,853
72,755	4.75%, 04/25/2061(1)(5)	69,733
	MetLife Securitization Trust
36,035	3.75%, 03/25/2057(1)(3)	33,326
28,468	3.75%, 04/25/2058(1)(3)	27,387
	MFA Trust
18,913	1.01%, 01/26/2065(1)(3)	17,053
123,326	1.03%, 11/25/2064(1)(3)	104,815
53,483	1.15%, 04/25/2065(1)(3)	47,260
14,405	Mill City Mortgage Loan Trust 3.50%, 05/25/2058(1)(3)	14,162
	New Residential Mortgage Loan Trust
68,440	0.94%, 07/25/2055(1)(3)	59,014
41,733	0.94%, 10/25/2058(1)(3)	38,247
339,172	1.16%, 11/27/2056(1)(3)	279,799
14,418	1.65%, 05/24/2060(1)(3)	13,556
503,777	2.28%, 04/25/2061(1)(3)	423,031
82,312	3.50%, 12/25/2057(1)(3)	77,070
13,191	3.75%, 03/25/2056(1)(3)	12,119
36,180	3.75%, 11/25/2058(1)(3)	33,253
154,904	4.00%, 03/25/2057(1)(3)	143,732
168,089	4.00%, 12/25/2057(1)(3)	156,409
209,726	NMLT Trust 1.19%, 05/25/2056(1)(3)	170,293
	OBX Trust
220,782	1.05%, 07/25/2061(1)(3)	166,457
142,419	1.07%, 02/25/2066(1)(3)	119,249
448,823	2.31%, 11/25/2061(1)(3)	381,498
	PRET LLC
149,307	1.74%, 07/25/2051(1)(5)	142,407
449,055	1.84%, 09/25/2051(1)(5)	424,672
105,093	1.87%, 07/25/2051(1)(5)	99,803
444,869	2.49%, 10/25/2051(1)(5)	432,663
343,245	Pretium Mortgage Credit Partners I LLC 2.36%, 10/27/2060(1)(5)	330,790
187,437	Pretium Mortgage Credit Partners LLC 1.99%, 02/25/2061(1)(5)	180,519
	PRPM LLC
77,589	1.32%, 07/25/2051(1)(5)	68,781
198,699	1.74%, 09/25/2026(1)(3)	188,435
133,509	1.79%, 06/25/2026(1)(5)	129,019
180,401	1.79%, 07/25/2026(1)(5)	172,933
297,165	1.87%, 08/25/2026(1)(5)	282,565
379,171	2.36%, 10/25/2026(1)(5)	366,130
206,442	4.87%, 04/25/2026(1)(5)	198,273
45,838	5.12%, 03/25/2026(1)(3)	44,897
42,839	5.36%, 11/25/2025(1)(5)	42,360
36,817	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(3)	33,903
16,856	Seasoned Credit Risk Transfer Trust 2.50%, 08/25/2059	14,954
104,281	STAR Trust 1.22%, 05/25/2065(1)(3)	90,234
	Starwood Mortgage Residential Trust
36,529	0.94%, 05/25/2065(1)(3)	33,110
352,404	1.16%, 08/25/2056(1)(3)	288,615
15,255	1.49%, 04/25/2065(1)(3)	14,321
338,589	1.92%, 11/25/2066(1)(3)	283,429
70,257	Toorak Mortgage Corp. Ltd. 3.24%, 06/25/2024(1)(5)	69,528
	Towd Point Mortgage Trust
100,481	1.75%, 10/25/2060(1)	87,152
109,637	2.75%, 10/25/2057(1)(3)	104,602
40,382	2.90%, 10/25/2059(1)(3)	37,348

3

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.7% - (continued)
	Whole Loan Collateral CMO - 7.5% - (continued)
$ 338,521	2.92%, 11/30/2060(1)(3)	$ 276,527
25,642	3.25%, 03/25/2058(1)(3)	24,738
160,441	3.75%, 03/25/2058(1)(3)	150,254
134,485	TRK Trust 1.15%, 07/25/2056(1)(3)	114,029
	VCAT LLC
94,470	1.74%, 05/25/2051(1)(5)	90,349
518,145	1.87%, 08/25/2051(1)(5)	500,251
409,027	1.92%, 09/25/2051(1)(5)	393,023
33,845	5.12%, 03/27/2051(1)(5)	33,132
	Verus Securitization Trust
64,106	0.92%, 02/25/2064(1)(3)	56,096
151,922	0.94%, 07/25/2066(1)(3)	126,941
628,785	1.01%, 09/25/2066(1)(3)	514,363
54,891	1.03%, 02/25/2066(1)(3)	46,847
38,836	1.22%, 05/25/2065(1)(5)	36,246
24,758	1.50%, 05/25/2065(1)(5)	23,286
234,845	1.82%, 11/25/2066(1)(3)	201,778
469,683	1.83%, 10/25/2066(1)(3)	401,190
343,196	2.72%, 01/25/2067(1)(5)	303,884
23,675	3.69%, 11/25/2059(1)(3)	22,860
208,112	VOLT CIII LLC 1.99%, 08/25/2051(1)(5)	198,542
122,798	VOLT XCIII LLC 4.89%, 02/27/2051(1)(5)	119,529
93,717	VOLT XCIV LLC 5.24%, 02/27/2051(1)(5)	91,866
114,484	VOLT XCIX LLC 5.12%, 04/25/2051(1)(5)	110,376
68,365	VOLT XCV LLC 5.24%, 03/27/2051(1)(5)	66,391
		20,033,959
	Total Asset & Commercial Mortgage-Backed Securities (cost $59,478,936)	$ 55,612,846
CORPORATE BONDS - 27.3%
	Aerospace/Defense - 0.7%
200,000	BAE Systems PLC 5.13%, 03/26/2029(1)	$ 196,357
	Boeing Co.
45,000	3.75%, 02/01/2050	29,023
131,000	5.04%, 05/01/2027	127,131
60,000	5.15%, 05/01/2030	56,861
75,000	5.81%, 05/01/2050	66,327
80,000	5.93%, 05/01/2060	69,955
95,000	6.30%, 05/01/2029(1)	95,325
80,000	6.39%, 05/01/2031(1)	80,422
185,000	6.53%, 05/01/2034(1)	186,139
	L3Harris Technologies, Inc.
160,000	5.05%, 06/01/2029	156,413
235,000	5.35%, 06/01/2034	227,155
235,000	Northrop Grumman Corp. 5.15%, 05/01/2040	220,544
295,000	RTX Corp. 5.75%, 11/08/2026	297,057
		1,808,709
	Agriculture - 0.7%
120,000	Archer-Daniels-Midland Co. 2.90%, 03/01/2032	100,235
	BAT Capital Corp.
220,000	5.83%, 02/20/2031	219,910
95,000	6.00%, 02/20/2034	94,431
	Cargill, Inc.
255,000	2.13%, 11/10/2031(1)	203,542
110,000	4.00%, 06/22/2032(1)	99,588
60,000	4.75%, 04/24/2033(1)	56,952
	Philip Morris International, Inc.
375,000	5.13%, 02/15/2030	368,564
250,000	5.13%, 02/13/2031	243,045
85,000	5.38%, 02/15/2033	83,360
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.3% - (continued)
	Agriculture - 0.7% - (continued)
$ 70,000	5.63%, 11/17/2029	$ 70,599
250,000	5.63%, 09/07/2033	247,752
		1,787,978
	Apparel - 0.0%
	Tapestry, Inc.
65,000	7.05%, 11/27/2025	65,909
39,000	7.70%, 11/27/2030	40,383
		106,292
	Auto Manufacturers - 0.2%
245,000	Hyundai Capital America 5.50%, 03/30/2026(1)	243,437
250,000	Mercedes-Benz Finance North America LLC 4.95%, 03/30/2025(1)	248,603
		492,040
	Biotechnology - 0.4%
	Amgen, Inc.
145,000	5.25%, 03/02/2030	143,708
145,000	5.25%, 03/02/2033	141,804
125,000	5.75%, 03/02/2063	119,507
170,000	CSL Finance PLC 4.25%, 04/27/2032(1)	156,617
105,000	Gilead Sciences, Inc. 5.25%, 10/15/2033	103,512
	Royalty Pharma PLC
80,000	2.15%, 09/02/2031	62,691
415,000	2.20%, 09/02/2030	336,943
		1,064,782
	Chemicals - 0.4%
	Celanese U.S. Holdings LLC
321,000	6.17%, 07/15/2027	322,814
125,000	6.35%, 11/15/2028	126,976
100,000	6.55%, 11/15/2030	102,425
75,000	6.70%, 11/15/2033	77,424
320,000	Nutrien Ltd. 4.90%, 03/27/2028	313,029
	Sherwin-Williams Co.
272,000	2.30%, 05/15/2030	227,709
2,000	2.95%, 08/15/2029	1,771
		1,172,148
	Commercial Banks - 7.4%
200,000	Banco Santander SA 5.54%, 03/14/2030, (5.54% fixed rate until 03/14/2029; 1 yr. USD CMT + 1.45% thereafter)(6)	196,047
	Bank of America Corp.
460,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(6)	365,529
380,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(6)	319,396
1,435,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(6)	1,182,603
854,000	3.97%, 02/07/2030, (3.97% fixed rate until 02/07/2029; 3 mo. USD Term SOFR + 1.47% thereafter)(6)	793,545
120,000	5.47%, 01/23/2035, (5.47% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.65% thereafter)(6)	116,670
	Bank of New York Mellon Corp.
95,000	4.98%, 03/14/2030, (4.98% fixed rate until 03/14/2029; 6 mo. USD SOFR + 1.09% thereafter)(6)	92,951

4

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.3% - (continued)
	Commercial Banks - 7.4% - (continued)
$ 190,000	5.19%, 03/14/2035, (5.19% fixed rate until 03/14/2034; 6 mo. USD SOFR + 1.42% thereafter)(6)	$ 183,173
155,000	6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(6)	160,112
510,000	Barclays PLC 5.69%, 03/12/2030, (5.69% fixed rate until 03/12/2029; 6 mo. USD SOFR + 1.74% thereafter)(6)	503,349
	BNP Paribas SA
410,000	5.34%, 06/12/2029, (5.34% fixed rate until 06/12/2028; 1 yr. USD CMT + 1.50% thereafter)(1)(6)	405,906
315,000	5.89%, 12/05/2034, (5.89% fixed rate until 12/05/2033; 6 mo. USD SOFR + 1.87% thereafter)(1)(6)	318,067
	BPCE SA
250,000	2.05%, 10/19/2027, (2.05% fixed rate until 10/19/2026; 6 mo. USD SOFR + 1.09% thereafter)(1)(6)	227,199
585,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(6)	602,083
425,000	7.00%, 10/19/2034, (7.00% fixed rate until 10/19/2033; 6 mo. USD SOFR + 2.59% thereafter)(1)(6)	447,233
250,000	CaixaBank SA 6.68%, 09/13/2027, (6.68% fixed rate until 09/13/2026; 6 mo. USD SOFR + 2.08% thereafter)(1)(6)	253,319
310,000	Citigroup, Inc. 5.17%, 02/13/2030, (5.17% fixed rate until 02/13/2029; 6 mo. USD SOFR + 1.36% thereafter)(6)	303,164
	Citizens Financial Group, Inc.
120,000	5.84%, 01/23/2030, (5.84% fixed rate until 01/23/2029; 6 mo. USD SOFR + 2.01% thereafter)(6)	117,437
30,000	6.65%, 04/25/2035, (6.65% fixed rate until 04/25/2034; 6 mo. USD SOFR + 2.33% thereafter)(6)	30,098
405,000	Credit Agricole SA 5.34%, 01/10/2030, (5.34% fixed rate until 01/10/2029; 6 mo. USD SOFR + 1.69% thereafter)(1)(6)	397,424
200,000	Danske Bank AS 6.26%, 09/22/2026, (6.26% fixed rate until 09/22/2025; 1 yr. USD CMT + 1.18% thereafter)(1)(6)	200,831
	Deutsche Bank AG
150,000	6.72%, 01/18/2029, (6.72% fixed rate until 01/18/2028; 6 mo. USD SOFR + 3.18% thereafter)(6)	152,927
235,000	6.82%, 11/20/2029, (6.82% fixed rate until 11/20/2028; 6 mo. USD SOFR + 2.51% thereafter)(6)	241,344
35,000	Fifth Third Bancorp 6.34%, 07/27/2029, (6.34% fixed rate until 07/27/2028; 6 mo. USD SOFR + 2.34% thereafter)(6)	35,397
	Goldman Sachs Group, Inc.
75,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 6 mo. USD SOFR + 1.09% thereafter)(6)	59,212
235,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.25% thereafter)(6)	188,131
221,000	2.60%, 02/07/2030	189,325
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.3% - (continued)
	Commercial Banks - 7.4% - (continued)
$ 495,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(6)	$ 405,415
215,000	5.73%, 04/25/2030, (5.73% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.27% thereafter)(6)	215,297
	HSBC Holdings PLC
200,000	1.59%, 05/24/2027, (1.59% fixed rate until 05/24/2026; 6 mo. USD SOFR + 1.29% thereafter)(6)	183,188
230,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 6 mo. USD SOFR + 1.29% thereafter)(6)	198,389
205,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD Term SOFR + 1.80% thereafter)(6)	195,394
280,000	5.40%, 08/11/2033, (5.40% fixed rate until 08/11/2032; 6 mo. USD SOFR + 2.87% thereafter)(6)	270,597
250,000	Huntington National Bank 5.65%, 01/10/2030	245,292
210,000	Intesa Sanpaolo SpA 7.80%, 11/28/2053(1)	225,445
	JP Morgan Chase & Co.
224,000	1.95%, 02/04/2032, (1.95% fixed rate until 02/04/2031; 6 mo. USD SOFR + 1.07% thereafter)(6)	177,809
408,000	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 6 mo. USD SOFR + 1.16% thereafter)(6)	401,272
370,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(6)	300,144
70,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD Term SOFR + 1.25% thereafter)(6)	57,676
200,000	4.91%, 07/25/2033, (4.91% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.08% thereafter)(6)	190,219
370,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(6)	358,590
200,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(6)	199,846
335,000	6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(6)	338,914
215,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(6)	219,368
	M&T Bank Corp.
385,000	5.05%, 01/27/2034, (5.05% fixed rate until 01/27/2033; 6 mo. USD SOFR + 1.85% thereafter)(6)	346,625
245,000	7.41%, 10/30/2029, (7.41% fixed rate until 10/30/2028; 6 mo. USD SOFR + 2.80% thereafter)(6)	254,072
500,000	Manufacturers & Traders Trust Co. 4.70%, 01/27/2028	473,239
	Morgan Stanley
372,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(6)	290,225

5

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.3% - (continued)
	Commercial Banks - 7.4% - (continued)
$ 45,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(6)	$ 35,267
387,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 6 mo. USD SOFR + 1.14% thereafter)(6)	331,390
141,000	3.97%, 07/22/2038(3)	115,810
115,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(6)	114,230
235,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(6)	234,922
800,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(6)	824,716
245,000	NatWest Group PLC 5.85%, 03/02/2027, (5.85% fixed rate until 03/02/2026; 1 yr. USD CMT + 1.35% thereafter)(6)	244,809
245,000	Norinchukin Bank 5.43%, 03/09/2028(1)	243,919
	PNC Financial Services Group, Inc.
90,000	5.30%, 01/21/2028, (5.30% fixed rate until 01/21/2027; 6 mo. USD SOFR + 1.34% thereafter)(6)	89,187
115,000	5.68%, 01/22/2035, (5.68% fixed rate until 01/22/2034; 6 mo. USD SOFR + 1.90% thereafter)(6)	112,638
105,000	6.04%, 10/28/2033, (6.04% fixed rate until 10/28/2032; 6 mo. USD SOFR + 2.14% thereafter)(6)	105,966
610,000	Societe Generale SA 6.22%, 06/15/2033, (6.22% fixed rate until 06/15/2032; 1 yr. USD CMT + 3.20% thereafter)(1)(6)	595,709
200,000	Standard Chartered PLC 7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 1 yr. USD CMT + 3.45% thereafter)(1)(6)	210,991
	UBS Group AG
325,000	5.43%, 02/08/2030, (5.43% fixed rate until 02/08/2029; 1 yr. USD CMT + 1.52% thereafter)(1)(6)	319,510
200,000	6.25%, 09/22/2029, (6.25% fixed rate until 09/22/2028; 1 yr. USD CMT + 1.80% thereafter)(1)(6)	202,890
530,000	6.54%, 08/12/2033, (6.54% fixed rate until 08/12/2032; 6 mo. USD SOFR + 3.92% thereafter)(1)(6)	542,208
	Wells Fargo & Co.
230,000	2.57%, 02/11/2031, (2.57% fixed rate until 02/11/2030; 3 mo. USD Term SOFR + 1.26% thereafter)(6)	194,395
210,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(6)	177,482
70,000	4.81%, 07/25/2028, (4.81% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.98% thereafter)(6)	68,210
260,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(6)	244,071
211,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD Term SOFR + 4.50% thereafter)(6)	187,367
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.3% - (continued)
	Commercial Banks - 7.4% - (continued)
$ 140,000	5.50%, 01/23/2035, (5.50% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.78% thereafter)(6)	$ 135,965
725,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(6)	722,532
150,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(6)	153,610
120,000	6.49%, 10/23/2034, (6.49% fixed rate until 10/23/2033; 6 mo. USD SOFR + 2.06% thereafter)(6)	124,891
		19,962,173
	Commercial Services - 0.0%
	Howard University
100,000	2.90%, 10/01/2031	83,080
70,000	3.48%, 10/01/2041	48,209
		131,289
	Diversified Financial Services - 0.4%
65,000	American Express Co. 6.34%, 10/30/2026, (6.34% fixed rate until 10/30/2025; 6 mo. USD SOFR + 1.33% thereafter)(6)	65,514
	Capital One Financial Corp.
140,000	1.88%, 11/02/2027, (1.88% fixed rate until 11/02/2026; 6 mo. USD SOFR + 0.86% thereafter)(6)	127,014
210,000	3.27%, 03/01/2030, (3.27% fixed rate until 03/01/2029; 6 mo. USD SOFR + 1.79% thereafter)(6)	185,329
95,000	5.25%, 07/26/2030, (5.25% fixed rate until 07/26/2029; 6 mo. USD SOFR + 2.60% thereafter)(6)	91,409
435,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(6)	467,911
55,000	Discover Financial Services 7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(6)	60,532
		997,709
	Electric - 5.2%
	Alabama Power Co.
100,000	3.45%, 10/01/2049	69,607
42,000	4.15%, 08/15/2044	33,509
	Arizona Public Service Co.
110,000	5.55%, 08/01/2033	107,874
105,000	6.35%, 12/15/2032	108,968
250,000	CenterPoint Energy, Inc. 5.25%, 08/10/2026	248,294
95,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	81,099
	Consolidated Edison Co. of New York, Inc.
195,000	3.20%, 12/01/2051	126,099
25,000	5.50%, 03/15/2034	24,931
	Dominion Energy, Inc.
234,000	3.38%, 04/01/2030	207,308
151,000	5.38%, 11/15/2032	146,858
10,000	6.30%, 03/15/2033	10,221
	Duke Energy Corp.
95,000	2.45%, 06/01/2030	80,008
875,000	2.55%, 06/15/2031	719,510
120,000	3.75%, 09/01/2046	85,572
65,000	5.00%, 08/15/2052	55,456
220,000	Duke Energy Florida LLC 5.88%, 11/15/2033	224,826

6

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.3% - (continued)
	Electric - 5.2% - (continued)
$ 82,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	$ 54,089
80,000	Duke Energy Ohio, Inc. 5.55%, 03/15/2054	75,584
	Edison International
95,000	4.13%, 03/15/2028	89,379
160,000	5.25%, 11/15/2028	156,689
60,000	6.95%, 11/15/2029	62,978
309,000	Evergy, Inc. 2.90%, 09/15/2029	270,710
	Eversource Energy
445,000	5.13%, 05/15/2033	419,882
245,000	5.45%, 03/01/2028	243,008
125,000	5.50%, 01/01/2034	120,293
40,000	5.95%, 02/01/2029	40,438
	FirstEnergy Pennsylvania Electric Co.
27,000	5.15%, 03/30/2026(1)	26,603
15,000	5.20%, 04/01/2028(1)	14,806
250,000	Florida Power & Light Co. 4.63%, 05/15/2030	242,276
	Georgia Power Co.
71,000	4.30%, 03/15/2042	58,617
240,000	4.65%, 05/16/2028	233,282
55,000	4.70%, 05/15/2032	52,050
90,000	5.25%, 03/15/2034	87,494
147,000	ITC Holdings Corp. 2.95%, 05/14/2030(1)	126,529
115,000	Monongahela Power Co. 5.85%, 02/15/2034(1)	114,622
295,000	National Grid PLC 5.60%, 06/12/2028	294,739
	National Rural Utilities Cooperative Finance Corp.
235,000	4.15%, 12/15/2032	211,800
220,000	5.00%, 02/07/2031	213,560
35,000	5.80%, 01/15/2033	35,491
	NextEra Energy Capital Holdings, Inc.
629,000	2.25%, 06/01/2030	521,812
125,000	5.75%, 09/01/2025	125,081
	Oglethorpe Power Corp.
184,000	5.05%, 10/01/2048	158,864
25,000	5.25%, 09/01/2050	21,903
115,000	Ohio Edison Co. 5.50%, 01/15/2033(1)	111,634
225,000	Ohio Power Co. 5.00%, 06/01/2033	214,351
180,000	Oncor Electric Delivery Co. LLC 5.65%, 11/15/2033	180,786
	Pacific Gas & Electric Co.
755,000	2.50%, 02/01/2031	612,233
175,000	3.25%, 06/01/2031	148,015
330,000	4.55%, 07/01/2030	306,124
340,000	5.45%, 06/15/2027	337,789
140,000	6.10%, 01/15/2029	141,145
275,000	6.15%, 01/15/2033	275,216
270,000	6.40%, 06/15/2033	274,871
105,000	Public Service Electric & Gas Co. 5.45%, 03/01/2054	101,117
	Public Service Enterprise Group, Inc.
80,000	5.20%, 04/01/2029	78,525
50,000	5.45%, 04/01/2034	48,659
160,000	6.13%, 10/15/2033	162,913
	Puget Energy, Inc.
824,000	3.65%, 05/15/2025	803,852
60,000	4.22%, 03/15/2032	52,472
	Southern California Edison Co.
232,000	2.25%, 06/01/2030	192,648
75,000	2.75%, 02/01/2032	61,464
166,000	3.65%, 02/01/2050	115,486
2,000	4.00%, 04/01/2047	1,497
505,000	4.90%, 06/01/2026	498,690
135,000	5.15%, 06/01/2029	132,791
275,000	5.20%, 06/01/2034	262,399
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.3% - (continued)
	Electric - 5.2% - (continued)
$ 85,000	5.75%, 04/15/2054	$ 81,621
30,000	5.95%, 11/01/2032	30,514
	Southern Co.
4,000	3.25%, 07/01/2026	3,813
233,000	3.70%, 04/30/2030	210,754
370,000	4.85%, 06/15/2028	360,686
175,000	5.20%, 06/15/2033	168,742
345,000	5.70%, 03/15/2034	344,125
165,000	Southwestern Electric Power Co. 5.30%, 04/01/2033	157,213
	Virginia Electric & Power Co.
62,000	2.45%, 12/15/2050	33,924
310,000	5.00%, 04/01/2033	295,586
430,000	5.00%, 01/15/2034	408,584
50,000	5.35%, 01/15/2054	46,326
150,000	Wisconsin Power & Light Co. 5.38%, 03/30/2034	145,856
80,000	Xcel Energy, Inc. 4.60%, 06/01/2032	73,408
		13,878,548
	Entertainment - 0.1%
	Warnermedia Holdings, Inc.
130,000	4.28%, 03/15/2032	111,959
30,000	5.05%, 03/15/2042	24,050
105,000	5.14%, 03/15/2052	80,375
		216,384
	Food - 0.4%
	Conagra Brands, Inc.
307,000	4.85%, 11/01/2028	297,034
210,000	5.30%, 10/01/2026	208,515
195,000	Hormel Foods Corp. 4.80%, 03/30/2027	192,703
115,000	Sysco Corp. 5.75%, 01/17/2029	116,173
	Tyson Foods, Inc.
75,000	5.40%, 03/15/2029	74,212
90,000	5.70%, 03/15/2034	88,314
		976,951
	Gas - 0.9%
125,000	Boston Gas Co. 3.76%, 03/16/2032(1)	106,879
325,000	Brooklyn Union Gas Co. 4.87%, 08/05/2032(1)	295,009
55,000	East Ohio Gas Co. 3.00%, 06/15/2050(1)	32,509
65,000	KeySpan Gas East Corp. 5.99%, 03/06/2033(1)	64,119
	NiSource, Inc.
75,000	1.70%, 02/15/2031	58,497
242,000	3.49%, 05/15/2027	228,086
250,000	5.25%, 03/30/2028	247,286
270,000	5.35%, 04/01/2034	258,728
115,000	5.40%, 06/30/2033	111,922
	Southern California Gas Co.
410,000	5.20%, 06/01/2033	399,092
301,000	5.60%, 04/01/2054	285,921
25,000	5.75%, 06/01/2053	24,199
50,000	Southern Co. Gas Capital Corp. 5.75%, 09/15/2033	50,223
	Southwest Gas Corp.
199,000	2.20%, 06/15/2030	164,794
35,000	4.15%, 06/01/2049	25,791
		2,353,055
	Hand/Machine Tools - 0.2%
520,000	Regal Rexnord Corp. 6.05%, 04/15/2028(1)	519,031
	Healthcare - Products - 0.2%
400,000	Alcon Finance Corp. 3.00%, 09/23/2029(1)	354,277

7

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.3% - (continued)
	Healthcare - Products - 0.2% - (continued)
$ 85,000	Smith & Nephew PLC 5.40%, 03/20/2034	$ 81,978
235,000	Solventum Corp. 5.40%, 03/01/2029(1)	230,455
		666,710
	Healthcare - Services - 0.5%
	CommonSpirit Health
117,000	2.76%, 10/01/2024	115,587
165,000	5.21%, 12/01/2031	160,078
	HCA, Inc.
30,000	5.45%, 04/01/2031	29,378
205,000	5.60%, 04/01/2034	199,953
	Humana, Inc.
160,000	5.38%, 04/15/2031	155,994
45,000	5.75%, 12/01/2028	45,176
	Kaiser Foundation Hospitals
175,000	2.81%, 06/01/2041	122,652
30,000	3.00%, 06/01/2051	19,391
	UnitedHealth Group, Inc.
20,000	3.50%, 08/15/2039	15,714
87,000	4.75%, 07/15/2045	77,361
35,000	4.95%, 05/15/2062	30,567
105,000	5.35%, 02/15/2033	104,835
275,000	5.38%, 04/15/2054	261,287
55,000	5.88%, 02/15/2053	56,051
65,000	6.05%, 02/15/2063	67,194
		1,461,218
	Household Products - 0.1%
245,000	Kenvue, Inc. 5.50%, 03/22/2025	245,026
	Insurance - 1.4%
40,000	Aon Corp. 2.80%, 05/15/2030	34,430
90,000	Aon Corp./Aon Global Holdings PLC 5.35%, 02/28/2033	87,790
325,000	Aon North America, Inc. 5.45%, 03/01/2034	317,997
	Athene Global Funding
350,000	2.65%, 10/04/2031(1)	279,790
80,000	2.72%, 01/07/2029(1)	69,663
330,000	5.68%, 02/23/2026(1)	329,167
250,000	Athene Holding Ltd. 5.88%, 01/15/2034	243,849
290,000	Brighthouse Financial Global Funding 1.75%, 01/13/2025(1)	281,537
	Corebridge Financial, Inc.
145,000	3.85%, 04/05/2029	133,057
240,000	5.75%, 01/15/2034	235,687
25,000	6.05%, 09/15/2033(1)	24,953
50,000	Corebridge Global Funding 5.90%, 09/19/2028(1)	50,282
475,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	412,510
85,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	80,980
295,000	GA Global Funding Trust 5.50%, 01/08/2029(1)	290,260
80,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	72,660
320,000	Metropolitan Life Global Funding I 2.40%, 01/11/2032(1)	256,527
190,000	Principal Financial Group, Inc. 5.38%, 03/15/2033	186,120
95,000	Principal Life Global Funding II 5.10%, 01/25/2029(1)	92,792
259,000	Willis North America, Inc. 2.95%, 09/15/2029	226,674
		3,706,725
	Internet - 0.1%
375,000	Meta Platforms, Inc. 4.60%, 05/15/2028	368,290
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.3% - (continued)
	Investment Company Security - 0.2%
$ 525,000	Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	$ 478,461
	IT Services - 0.1%
250,000	Apple, Inc. 4.15%, 05/10/2030	240,300
	Machinery-Diversified - 0.1%
	AGCO Corp.
45,000	5.45%, 03/21/2027	44,850
30,000	5.80%, 03/21/2034	29,351
365,000	Otis Worldwide Corp. 2.57%, 02/15/2030	312,713
		386,914
	Media - 1.4%
	Charter Communications Operating LLC/Charter Communications Operating Capital
40,000	3.50%, 03/01/2042	25,285
75,000	3.70%, 04/01/2051	43,847
256,000	3.85%, 04/01/2061	143,148
150,000	3.90%, 06/01/2052	90,231
482,000	4.20%, 03/15/2028	448,179
380,000	4.40%, 12/01/2061	235,032
225,000	4.80%, 03/01/2050	157,655
98,000	5.13%, 07/01/2049	71,745
100,000	5.75%, 04/01/2048	80,544
	Comcast Corp.
215,000	2.89%, 11/01/2051	130,254
459,000	3.20%, 07/15/2036	361,117
210,000	3.75%, 04/01/2040	166,021
425,000	4.55%, 01/15/2029	412,797
195,000	Cox Communications, Inc. 2.60%, 06/15/2031(1)	157,738
	Discovery Communications LLC
600,000	3.90%, 11/15/2024	593,724
23,000	4.13%, 05/15/2029	21,022
427,000	5.20%, 09/20/2047	335,853
25,000	5.30%, 05/15/2049	19,669
	Paramount Global
165,000	4.38%, 03/15/2043	109,161
90,000	5.85%, 09/01/2043	71,233
		3,674,255
	Mining - 0.5%
	BHP Billiton Finance USA Ltd.
150,000	4.90%, 02/28/2033	143,824
210,000	5.25%, 09/08/2033	205,782
	Glencore Funding LLC
350,000	5.37%, 04/04/2029(1)	343,602
365,000	5.63%, 04/04/2034(1)	353,183
175,000	6.38%, 10/06/2030(1)	179,535
195,000	Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	203,723
		1,429,649
	Office/Business Equipment - 0.1%
	CDW LLC/CDW Finance Corp.
80,000	2.67%, 12/01/2026	74,036
175,000	5.50%, 12/01/2024	174,321
		248,357
	Oil & Gas - 1.1%
150,000	Aker BP ASA 3.75%, 01/15/2030(1)	135,212
	BP Capital Markets America, Inc.
130,000	3.38%, 02/08/2061	84,147
225,000	4.81%, 02/13/2033	215,108
130,000	4.89%, 09/11/2033	124,873
65,000	Canadian Natural Resources Ltd. 2.95%, 07/15/2030	55,837
30,000	Cenovus Energy, Inc. 2.65%, 01/15/2032	24,214

8

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.3% - (continued)
	Oil & Gas - 1.1% - (continued)
	ConocoPhillips Co.
$ 271,000	3.80%, 03/15/2052	$ 199,176
45,000	4.03%, 03/15/2062	33,179
85,000	5.05%, 09/15/2033	82,741
20,000	5.55%, 03/15/2054	19,389
105,000	5.70%, 09/15/2063	103,150
	Diamondback Energy, Inc.
65,000	5.40%, 04/18/2034	63,193
30,000	5.90%, 04/18/2064	28,648
160,000	6.25%, 03/15/2033	165,329
232,000	Equinor ASA 3.63%, 04/06/2040	184,944
	Hess Corp.
118,000	7.13%, 03/15/2033	129,469
221,000	7.30%, 08/15/2031	242,995
60,000	Ovintiv, Inc. 7.38%, 11/01/2031	64,130
	Phillips 66 Co.
165,000	4.95%, 12/01/2027	162,689
270,000	5.30%, 06/30/2033	262,186
200,000	Pioneer Natural Resources Co. 5.10%, 03/29/2026	198,542
	Shell International Finance BV
265,000	3.00%, 11/26/2051	168,617
75,000	3.25%, 04/06/2050	50,860
185,000	TotalEnergies Capital SA 5.64%, 04/05/2064	180,816
		2,979,444
	Pharmaceuticals - 0.7%
	AbbVie, Inc.
118,000	3.20%, 11/21/2029	106,386
145,000	4.95%, 03/15/2031	142,224
40,000	5.40%, 03/15/2054	38,776
	Bristol-Myers Squibb Co.
120,000	5.20%, 02/22/2034	117,592
135,000	5.55%, 02/22/2054	130,353
385,000	Cigna Group 5.00%, 05/15/2029	377,133
	CVS Health Corp.
214,000	2.70%, 08/21/2040	140,029
7,000	4.13%, 04/01/2040	5,587
355,000	5.00%, 01/30/2029	348,606
171,000	5.13%, 02/21/2030	167,269
250,000	Pfizer Investment Enterprises Pte. Ltd. 4.45%, 05/19/2028	242,374
		1,816,329
	Pipelines - 1.3%
90,000	Cheniere Energy Partners LP 4.50%, 10/01/2029	84,225
	Columbia Pipelines Holding Co. LLC
210,000	5.68%, 01/15/2034(1)	201,885
100,000	6.04%, 08/15/2028(1)	100,913
	Columbia Pipelines Operating Co. LLC
260,000	5.93%, 08/15/2030(1)	260,362
80,000	6.04%, 11/15/2033(1)	80,252
80,000	6.54%, 11/15/2053(1)	82,492
	Enbridge, Inc.
50,000	2.50%, 08/01/2033	38,676
80,000	5.30%, 04/05/2029	79,084
265,000	5.63%, 04/05/2034	259,502
415,000	5.70%, 03/08/2033	410,780
30,000	6.00%, 11/15/2028	30,484
495,000	Energy Transfer LP 6.40%, 12/01/2030	509,964
200,000	Galaxy Pipeline Assets Bidco Ltd. 2.63%, 03/31/2036(1)	156,866
350,000	Greensaif Pipelines Bidco SARL 6.13%, 02/23/2038(1)	345,419
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.3% - (continued)
	Pipelines - 1.3% - (continued)
$ 50,000	MPLX LP 2.65%, 08/15/2030	$ 42,132
	ONEOK, Inc.
180,000	3.10%, 03/15/2030	156,981
80,000	6.10%, 11/15/2032	81,180
135,000	Targa Resources Corp. 6.15%, 03/01/2029	137,315
305,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	267,993
245,000	Transcontinental Gas Pipe Line Co. LLC 3.25%, 05/15/2030	215,897
		3,542,402
	Real Estate Investment Trusts - 0.5%
	American Tower Corp.
110,000	3.80%, 08/15/2029	100,581
275,000	5.25%, 07/15/2028	271,170
	Crown Castle, Inc.
40,000	2.50%, 07/15/2031	32,273
214,000	3.80%, 02/15/2028	199,539
275,000	4.80%, 09/01/2028	264,797
211,000	5.60%, 06/01/2029	209,745
155,000	GLP Capital LP/GLP Financing II, Inc. 5.30%, 01/15/2029	150,519
35,000	Prologis Targeted U.S. Logistics Fund LP 5.25%, 04/01/2029(1)	34,340
135,000	Realty Income Corp. 4.90%, 07/15/2033	126,774
80,000	VICI Properties LP 4.95%, 02/15/2030	75,877
		1,465,615
	Retail - 0.3%
235,000	AutoZone, Inc. 6.55%, 11/01/2033	249,482
180,000	Lowe's Cos., Inc. 4.80%, 04/01/2026	177,903
	O'Reilly Automotive, Inc.
130,000	4.70%, 06/15/2032	122,749
125,000	5.75%, 11/20/2026	125,744
		675,878
	Semiconductors - 0.3%
	Intel Corp.
108,000	3.25%, 11/15/2049	70,071
60,000	4.75%, 03/25/2050	50,329
185,000	5.15%, 02/21/2034	178,494
55,000	5.90%, 02/10/2063	53,547
175,000	Marvell Technology, Inc. 5.75%, 02/15/2029	175,808
180,000	NVIDIA Corp. 3.50%, 04/01/2040	144,658
		672,907
	Software - 0.4%
165,000	Adobe, Inc. 4.80%, 04/04/2029	163,107
	Constellation Software, Inc.
10,000	5.16%, 02/16/2029(1)	9,779
105,000	5.46%, 02/16/2034(1)	102,336
	Oracle Corp.
70,000	2.95%, 04/01/2030	60,791
219,000	3.60%, 04/01/2040	164,094
67,000	3.80%, 11/15/2037	53,678
145,000	4.00%, 11/15/2047	106,324
450,000	5.38%, 07/15/2040	415,153
36,000	6.15%, 11/09/2029	37,133
		1,112,395
	Telecommunications - 0.6%
	AT&T, Inc.
445,000	2.55%, 12/01/2033	343,817
165,000	3.50%, 06/01/2041	122,363
49,000	3.65%, 09/15/2059	31,787
35,000	5.40%, 02/15/2034	34,188

9

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 27.3% - (continued)
	Telecommunications - 0.6% - (continued)
$ 245,000	5.54%, 02/20/2026	$ 244,273
	Cisco Systems, Inc.
210,000	4.95%, 02/26/2031	206,469
85,000	5.35%, 02/26/2064	80,928
	T-Mobile USA, Inc.
55,000	2.05%, 02/15/2028	48,601
280,000	3.00%, 02/15/2041	195,647
185,000	3.88%, 04/15/2030	169,209
250,000	4.80%, 07/15/2028	243,549
		1,720,831
	Trucking & Leasing - 0.4%
455,000	DAE Funding LLC 1.55%, 08/01/2024(1)	449,278
	Penske Truck Leasing Co. LP/PTL Finance Corp.
225,000	4.40%, 07/01/2027(1)	216,266
55,000	5.35%, 03/30/2029(1)	54,027
257,000	5.55%, 05/01/2028(1)	255,277
75,000	6.05%, 08/01/2028(1)	75,815
		1,050,663
	Total Corporate Bonds (cost $77,210,271)	$ 73,409,458
FOREIGN GOVERNMENT OBLIGATIONS - 1.4%
	Bermuda - 0.2%
	Bermuda Government International Bonds
400,000	2.38%, 08/20/2030(7)	$ 328,600
200,000	5.00%, 07/15/2032(7)	188,600
		517,200
	Chile - 0.1%
200,000	Chile Government International Bonds 4.95%, 01/05/2036	186,108
	Hungary - 0.2%
	Hungary Government International Bonds
305,000	5.50%, 03/26/2036(1)	284,413
265,000	6.13%, 05/22/2028(1)	267,603
		552,016
	Israel - 0.1%
200,000	Israel Government International Bonds 5.75%, 03/12/2054	180,322
	Mexico - 0.4%
	Mexico Government International Bonds
890,000	6.00%, 05/07/2036	857,954
200,000	6.40%, 05/07/2054	188,293
		1,046,247
	Romania - 0.3%
	Romania Government International Bonds
466,000	3.00%, 02/14/2031(7)	380,414
458,000	5.88%, 01/30/2029(1)	448,153
		828,567
	Saudi Arabia - 0.1%
400,000	Saudi Government International Bonds 5.00%, 01/18/2053(1)	337,500
	Total Foreign Government Obligations (cost $3,915,025)	$ 3,647,960
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.6%
	Airport - 0.0%
$ 75,000	Dallas Fort Worth International Airport, TX, Rev 4.51%, 11/01/2051	$ 64,911
	Build America Bonds - 0.1%
115,000	Metropolitan Transportation Auth, NY, Rev 6.81%, 11/15/2040	122,549
155,000	State of California, CA, GO 7.30%, 10/01/2039	175,387
		297,936
	Development - 0.1%
345,000	New York Transportation Dev Corp., NY, Rev 4.25%, 09/01/2035	329,922
	General - 0.3%
40,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 3.91%, 12/01/2040	32,940
224,206	Commonwealth of Massachusetts, MA, Rev 4.11%, 07/15/2031	216,770
	County of Riverside, CA, Rev
55,000	2.96%, 02/15/2027	51,908
55,000	3.07%, 02/15/2028	51,263
65,000	Dist of Columbia, DC, Rev 3.43%, 04/01/2042	49,734
230,000	State Board of Administration Finance Corp., FL, Rev 1.26%, 07/01/2025	219,337
		621,952
	Higher Education - 0.0%
	Marshall University, WV, Rev, (AGM Insured)
10,000	2.91%, 05/01/2026	9,521
10,000	3.63%, 05/01/2034	8,553
		18,074
	Transportation - 0.0%
	Metropolitan Transportation Auth, NY, Rev
15,000	4.75%, 11/15/2045	15,261
40,000	5.18, 11/15/2049,	39,330
		54,591
	Utilities - 0.1%
315,263	Texas Natural Gas Securitization Finance Corp., TX, Rev 5.10%, 04/01/2035	311,931
	Total Municipal Bonds (cost $1,888,028)	$ 1,699,317
U.S. GOVERNMENT AGENCIES - 31.3%
	Mortgage-Backed Agencies - 31.3%
	Federal Home Loan Mortgage Corp. - 4.5%
227,611	0.97%, 11/25/2030(2)(3)	$ 10,029
7,449	1.13%, 12/15/2027	7,029
1,404,834	1.21%, 06/25/2030(2)(3)	75,999
97,699	1.24%, 01/25/2030(2)(3)	4,867
8,765	1.25%, 12/15/2027	8,268
1,534,112	1.48%, 06/25/2030(2)(3)	99,991
455,752	1.50%, 12/25/2050	346,911
1,092,074	1.54%, 05/25/2030(2)(3)	74,499
1,222,882	1.68%, 05/25/2030(2)(3)	90,175
173,575	1.81%, 04/25/2030(2)(3)	13,172
430,426	2.00%, 07/25/2050	356,000
214,159	2.00%, 10/01/2051	162,424
2,202,333	2.00%, 12/01/2051	1,670,321
3,435,777	2.00%, 01/01/2052	2,605,562
19,175	2.50%, 12/15/2042	16,773
934,693	2.50%, 09/01/2051	740,244
1,622,643	4.50%, 08/01/2052	1,497,370
1,781,163	5.00%, 09/01/2052	1,688,650
2,133,411	5.00%, 11/01/2052	2,033,742

10

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 31.3% - (continued)
	Mortgage-Backed Agencies - 31.3% - (continued)
	Federal Home Loan Mortgage Corp. - 4.5% - (continued)
$ 97,758	7.18%, 11/25/2043, 30 day USD SOFR Average + 1.85%(1)(4)	$ 99,021
270,000	8.68%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(4)	282,724
115,000	8.88%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(4)	120,894
120,000	10.33%, 03/25/2052, 30 day USD SOFR Average + 5.00%(1)(4)	131,796
		12,136,461
	Federal National Mortgage Association - 7.0%
37,143	1.25%, 02/25/2028	34,931
7,906	1.50%, 09/25/2027	7,490
137,368	2.00%, 10/01/2051	104,051
478,149	2.00%, 11/01/2051	361,597
5,540,599	2.00%, 04/01/2052	4,193,558
922,133	2.50%, 02/01/2052	730,378
1,206,681	2.50%, 05/01/2052	956,230
958,986	2.50%, 06/01/2052	760,919
924,839	2.50%, 07/01/2052	733,289
773,588	2.50%, 08/01/2052	613,052
282,000	3.00%, 12/25/2045	226,909
366,080	3.00%, 10/25/2046	312,434
313,000	3.00%, 03/25/2047	251,561
184,798	3.00%, 03/01/2050	155,034
1,877,843	3.00%, 11/01/2051	1,561,297
497,416	3.50%, 08/01/2043	446,738
735,000	4.50%, 12/25/2041	670,370
2,992,367	4.50%, 12/01/2052	2,761,346
1,761,750	5.00%, 09/01/2052	1,670,657
2,276,800	5.50%, 06/01/2053	2,213,232
		18,765,073
	Government National Mortgage Association - 5.7%
2,231,712	2.00%, 12/20/2050	1,761,012
2,250,000	2.00%, 05/20/2054(8)	1,772,193
2,041,787	2.50%, 03/20/2051	1,677,584
1,258,005	2.50%, 07/20/2051	1,032,877
1,941,879	3.00%, 04/20/2051	1,658,574
416,741	3.00%, 05/20/2051	355,207
2,121,544	3.00%, 10/20/2051	1,808,434
3,182,581	3.50%, 08/20/2052	2,806,465
1,650,000	4.00%, 05/20/2054(8)	1,495,313
1,100,000	5.00%, 05/20/2054(8)	1,052,751
		15,420,410
	Uniform Mortgage-Backed Security - 14.1%
1,200,000	1.50%, 05/01/2039(8)	1,010,389
300,000	1.50%, 05/01/2054(8)	215,058
1,300,000	2.50%, 05/01/2039(8)	1,152,626
4,263,000	2.50%, 05/01/2054(8)	3,372,834
750,000	3.00%, 05/01/2039(8)	681,152
1,850,000	3.50%, 03/01/2052(8)	1,596,076
3,450,000	4.00%, 06/25/2052(8)	3,086,133
5,196,000	4.50%, 05/01/2054(8)	4,792,493
10,310,000	5.50%, 05/01/2054(8)	10,004,884
12,100,000	6.00%, 05/01/2054(8)	11,987,541
		37,899,186
	Total U.S. Government Agencies (cost $88,609,328)	$ 84,221,130
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 30.1%
	U.S. Treasury Securities - 30.1%
	U.S. Treasury Bonds - 10.4%
$ 1,570,000	1.25%, 05/15/2050	$ 740,905
1,495,000	1.38%, 11/15/2040	905,117
1,010,000	1.38%, 08/15/2050	492,257
2,455,000	1.63%, 11/15/2050	1,281,587
630,000	2.00%, 02/15/2050	366,360
1,248,000	2.38%, 11/15/2049	795,112
1,105,000	2.50%, 02/15/2045	757,616
1,935,000	2.88%, 05/15/2052	1,360,396
7,170,000	3.00%, 02/15/2047	5,287,035
1,525,000	3.00%, 02/15/2048	1,116,645
6,105,000	3.00%, 08/15/2052	4,403,947
1,080,000	3.13%, 05/15/2048	808,397
1,780,000	3.38%, 08/15/2042	1,451,048
2,010,000	3.38%, 11/15/2048	1,572,118
1,825,000	3.63%, 08/15/2043	1,529,578
1,840,000	3.63%, 02/15/2044	1,537,622
1,464,000	3.75%, 11/15/2043	1,247,945
275,000	3.88%, 08/15/2040	245,770
725,000	4.13%, 08/15/2053	648,535
1,305,000	4.50%, 02/15/2044	1,237,915
		27,785,905
	U.S. Treasury Inflation-Indexed Bonds - 0.8%
304,272	0.13%, 02/15/2052(9)	164,832
2,081,730	0.25%, 02/15/2050(9)	1,216,900
40,485	0.63%, 02/15/2043(9)	29,442
494,089	0.75%, 02/15/2045(9)	357,650
519,191	1.38%, 02/15/2044(9)	431,943
		2,200,767
	U.S. Treasury Notes - 18.9%
4,690,000	0.63%, 05/15/2030	3,689,894
6,125,000	1.88%, 02/28/2029	5,371,577
4,565,000	2.75%, 08/15/2032	3,957,106
10,735,000	2.88%, 05/15/2028(10)(11)	9,984,389
1,835,000	2.88%, 05/15/2032	1,611,861
4,235,000	3.75%, 12/31/2030	4,002,571
4,215,000	4.00%, 02/15/2034	3,989,761
12,220,000	4.25%, 03/15/2027	12,009,969
5,625,000	4.50%, 03/31/2026	5,567,432
645,000	4.50%, 11/15/2033	635,325
		50,819,885
	Total U.S. Government Securities (cost $93,911,817)	$ 80,806,557
	Total Long-Term Investments (cost $325,013,405)	$ 299,397,268

11

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.9%
$ 2,568,504	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $2,568,883; collateralized by U.S. Treasury Note at 0.50%, maturing 10/31/2027, with a market value of $2,619,983		$ 2,568,504
	Total Short-Term Investments (cost $2,568,504)		$ 2,568,504
	Total Investments (cost $327,581,909)	112.3%	$ 301,965,772
	Other Assets and Liabilities	(12.3)%	(33,132,072)
	Total Net Assets	100.0%	$ 268,833,700
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $64,599,726, representing 24.0% of net assets.
(2)	Securities disclosed are interest-only strips.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2024. Base lending rates may be subject to a floor or cap.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $897,614, representing 0.3% of net assets.
(8)	Represents or includes a TBA transaction.
(9)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(10)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2024, the market value of securities pledged was $446,438.
(11)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2024, the market value of securities pledged was $497,592.

Futures Contracts Outstanding at April 30, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 10-Year Note Future	64	06/18/2024	$ 6,876,000	$ (117,029)
Short position contracts:
U.S. Treasury 2-Year Note Future	17	06/28/2024	$ 3,445,156	$ 5,492
U.S. Treasury 5-Year Note Future	73	06/28/2024	7,646,180	146,712
U.S. Treasury 10-Year Ultra Future	46	06/18/2024	5,070,062	174,286
U.S. Treasury Long Bond Future	16	06/18/2024	1,821,000	84,226
U.S. Treasury Ultra Bond Future	12	06/18/2024	1,434,750	93,238
Total				$ 503,954
Total futures contracts				$ 386,925

12

Hartford Core Bond ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2024
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
2.97% Fixed	12 Mo. USD SOFR	USD	1,330,000	03/15/2053	Annual	$ 3,007	$ —	$ 245,007	$ 242,000
2.88% Fixed	12 Mo. USD SOFR	USD	380,000	03/15/2053	Annual	4,293	—	75,722	71,429
3.25% Fixed	12 Mo. USD SOFR	USD	495,000	06/21/2053	Annual	—	(5,236)	75,054	80,290
3.59% Fixed	12 Mo. USD SOFR	USD	1,255,000	09/20/2053	Annual	5,283	—	110,002	104,719
Total centrally cleared interest rate swaps contracts						$ 12,583	$ (5,236)	$ 505,785	$ 498,438
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 55,612,846	$ —	$ 55,612,846	$ —
Corporate Bonds	73,409,458	—	73,409,458	—
Foreign Government Obligations	3,647,960	—	3,647,960	—
Municipal Bonds	1,699,317	—	1,699,317	—
U.S. Government Agencies	84,221,130	—	84,221,130	—
U.S. Government Securities	80,806,557	—	80,806,557	—
Short-Term Investments	2,568,504	—	2,568,504	—
Futures Contracts(2)	503,954	503,954	—	—
Swaps - Interest Rate(2)	498,438	—	498,438	—
Total	$ 302,968,164	$ 503,954	$ 302,464,210	$ —
Liabilities
Futures Contracts(2)	$ (117,029)	$ (117,029)	$ —	$ —
Total	$ (117,029)	$ (117,029)	$ —	$ —

(1)	For the period ended April 30, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
13

Hartford Large Cap Growth ETF
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.7%
	Capital Goods - 2.2%
4,261	Axon Enterprise, Inc.*	$ 1,336,505
6,866	General Electric Co.	1,111,056
		2,447,561
	Commercial & Professional Services - 1.1%
22,101	Copart, Inc.*	1,200,305
	Consumer Discretionary Distribution & Retail - 9.8%
56,438	Amazon.com, Inc.*	9,876,650
1,116	O'Reilly Automotive, Inc.*	1,130,798
		11,007,448
	Consumer Durables & Apparel - 0.8%
1,086	Deckers Outdoor Corp.*	888,858
	Consumer Services - 2.4%
38,364	DraftKings, Inc. Class A*	1,594,408
7,570	Royal Caribbean Cruises Ltd.*	1,056,999
		2,651,407
	Energy - 0.7%
6,682	Targa Resources Corp.	762,149
	Financial Services - 3.7%
16,546	Block, Inc.*	1,207,858
10,403	KKR & Co., Inc.	968,207
19,654	Tradeweb Markets, Inc. Class A	1,999,009
		4,175,074
	Health Care Equipment & Services - 3.8%
3,783	Align Technology, Inc.*	1,068,243
12,120	Dexcom, Inc.*	1,543,967
4,493	Intuitive Surgical, Inc.*	1,665,196
		4,277,406
	Materials - 1.0%
4,223	Vulcan Materials Co.	1,087,972
	Media & Entertainment - 18.4%
42,437	Alphabet, Inc. Class A*	6,907,895
20,740	Liberty Media Corp.-Liberty Formula One Class C*	1,451,178
10,426	Live Nation Entertainment, Inc.*	926,976
9,863	Meta Platforms, Inc. Class A	4,242,767
6,662	Netflix, Inc.*	3,668,364
48,899	Pinterest, Inc. Class A*	1,635,671
6,260	Spotify Technology SA*	1,755,554
		20,588,405
	Pharmaceuticals, Biotechnology & Life Sciences - 7.0%
6,666	Eli Lilly & Co.	5,206,813
22,852	Exact Sciences Corp.*	1,356,266
3,082	Vertex Pharmaceuticals, Inc.*	1,210,640
		7,773,719
	Real Estate Management & Development - 1.3%
16,420	CoStar Group, Inc.*	1,502,923
	Semiconductors & Semiconductor Equipment - 16.6%
10,378	ARM Holdings PLC ADR*	1,050,357
2,703	Broadcom, Inc.	3,514,630
14,399	Marvell Technology, Inc.	949,038
12,611	Micron Technology, Inc.	1,424,539
13,524	NVIDIA Corp.	11,685,006
		18,623,570
	Software & Services - 15.7%
4,131	Adobe, Inc.*	1,911,951
1,836	Crowdstrike Holdings, Inc. Class A*	537,103
8,849	Datadog, Inc. Class A*	1,110,550
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.7% - (continued)
	Software & Services - 15.7% - (continued)
17,654	Microsoft Corp.		$ 6,873,232
2,768	MongoDB, Inc.*		1,010,818
6,874	Salesforce, Inc.		1,848,694
3,059	ServiceNow, Inc.*		2,120,896
12,620	Shopify, Inc. Class A*		885,924
7,287	Snowflake, Inc. Class A*		1,130,942
376	Workday, Inc. Class A*		92,019
			17,522,129
	Technology Hardware & Equipment - 10.9%
65,027	Apple, Inc.		11,076,049
38,442	Flex Ltd.*		1,101,363
			12,177,412
	Telecommunication Services - 0.9%
6,400	T-Mobile U.S., Inc.		1,050,688
	Transportation - 1.4%
23,914	Uber Technologies, Inc.*		1,584,781
	Total Common Stocks (cost $80,580,456)		$ 109,321,807
EXCHANGE-TRADED FUNDS - 1.0%
	Other Investment Pools & Funds - 1.0%
3,441	iShares Russell 1000 Growth ETF		$ 1,110,892
	Total Exchange-Traded Funds (cost $1,118,851)		$ 1,110,892
	Total Long-Term Investments (cost $81,699,307)		$ 110,432,699
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 323,617	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $323,665; collateralized by U.S. Treasury Note at 0.50%, maturing 10/31/2027, with a market value of $330,095		$ 323,617
	Total Short-Term Investments (cost $323,617)		$ 323,617
	Total Investments (cost $82,022,924)	99.0%	$ 110,756,316
	Other Assets and Liabilities	1.0%	1,130,314
	Total Net Assets	100.0%	$ 111,886,630
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

14

Hartford Large Cap Growth ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Capital Goods	$ 2,447,561	$ 2,447,561	$ —	$ —
Commercial & Professional Services	1,200,305	1,200,305	—	—
Consumer Discretionary Distribution & Retail	11,007,448	11,007,448	—	—
Consumer Durables & Apparel	888,858	888,858	—	—
Consumer Services	2,651,407	2,651,407	—	—
Energy	762,149	762,149	—	—
Financial Services	4,175,074	4,175,074	—	—
Health Care Equipment & Services	4,277,406	4,277,406	—	—
Materials	1,087,972	1,087,972	—	—
Media & Entertainment	20,588,405	20,588,405	—	—
Pharmaceuticals, Biotechnology & Life Sciences	7,773,719	7,773,719	—	—
Real Estate Management & Development	1,502,923	1,502,923	—	—
Semiconductors & Semiconductor Equipment	18,623,570	18,623,570	—	—
Software & Services	17,522,129	17,522,129	—	—
Technology Hardware & Equipment	12,177,412	12,177,412	—	—
Telecommunication Services	1,050,688	1,050,688	—	—
Transportation	1,584,781	1,584,781	—	—
Exchange-Traded Funds	1,110,892	1,110,892	—	—
Short-Term Investments	323,617	—	323,617	—
Total	$ 110,756,316	$ 110,432,699	$ 323,617	$ —

(1)	For the period ended April 30, 2024, there were no transfers in and out of Level 3.
15

Hartford Municipal Opportunities ETF
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1%
	Alabama - 4.1%
	Black Belt Energy Gas Dist, AL, Rev
$ 2,000,000	5.25%, 12/01/2027	$ 2,074,347
330,000	5.25%, 12/01/2053(1)	352,420
2,855,000	5.25%, 05/01/2055(1)	3,056,344
1,475,000	County of Jefferson Sewer, AL, Rev 5.00%, 10/01/2038	1,598,976
2,335,000	Energy Southeast A Cooperative Dist, AL, Rev 5.50%, 11/01/2053(1)	2,494,296
100,000	Jefferson County Board of Education, AL, Special Tax 5.00%, 02/01/2042	103,189
2,000,000	Lower Alabama Gas Dist, AL, Rev 5.00%, 09/01/2028	2,054,153
2,600,000	Southeast Alabama Gas Supply Dist, AL, Rev 5.00%, 08/01/2054(1)	2,745,458
415,000	Southeast Energy Auth A Cooperative Dist, AL, Rev 5.50%, 01/01/2053(1)	439,365
1,590,000	State of Alabama Docks Department, AL, Rev, (AGM Insured) 5.00%, 10/01/2026	1,616,151
		16,534,699
	Alaska - 0.3%
1,225,000	Northern Tobacco Securitization Corp., AK, Rev 4.00%, 06/01/2039	1,204,521
	Arizona - 2.1%
6,000,000	Arizona Industrial Dev Auth, AZ, Rev 3.70%, 02/01/2048(1)	6,000,000
500,000	City of Phoenix Civic Improvement Corp., AZ, Rev 5.00%, 07/01/2037	521,685
	Maricopa County Industrial Dev Auth, AZ, Rev
600,000	4.00%, 09/01/2037	599,242
230,000	4.00%, 10/15/2047(2)	196,828
195,000	5.00%, 09/01/2031	206,194
730,000	5.00%, 12/01/2038(3)	789,495
		8,313,444
	California - 9.2%
795,000	Bay Area Toll Auth, CA, Rev 4.07%, 04/01/2056, SIFMA Municipal Swap Index + 0.30%(4)	778,842
	California Community Choice Financing Auth, CA, Rev
755,000	5.00%, 12/01/2053(1)	790,668
3,375,000	5.50%, 05/01/2054(1)	3,582,657
205,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2045	207,536
	California Municipal Finance Auth, CA, Rev,
180,000	(BAM Insured) 4.00%, 05/15/2034	184,263
600,000	(BAM Insured) 4.00%, 05/15/2037	603,948
2,250,000	5.00%, 06/30/2027	2,246,265
205,000	California Public Finance Auth, CA, Rev 2.38%, 11/15/2028(2)	199,348
835,000	California State University, CA, Rev 0.55%, 11/01/2049(1)	749,385
185,000	Cathedral City Redev Agency Successor Agency, CA, Tax Allocation, (BAM Insured) 4.00%, 08/01/2032	189,409
	City of Fontana, CA, Special Tax
500,000	4.00%, 09/01/2041	468,950
450,000	4.00%, 09/01/2046	403,875
525,000	4.00%, 09/01/2051	454,674
	City of Los Angeles Department of Airports, CA, Rev
800,000	4.00%, 05/15/2036	795,242
865,000	5.00%, 05/15/2037	936,654
110,000	Foothill-Eastern Transportation Corridor Agency, CA, Rev 5.00%, 01/15/2030	117,863
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	California - 9.2% - (continued)
$ 150,000	Fresno Unified School Dist, CA, GO 0.00%, 08/01/2032(5)	$ 109,827
5,670,000	Golden State Tobacco Securitization Corp., CA, Rev 0.00%, 06/01/2066(5)	573,395
15,900,000	Los Angeles Department of Water & Power, CA, Rev 3.85%, 07/01/2057(1)	15,900,000
605,000	Los Angeles Unified School Dist, CA, GO 5.00%, 07/01/2033	705,511
205,000	Oakland Unified School Dist, CA, GO, (AGM Insured) 4.00%, 08/01/2034	209,242
595,000	Regents of the University of California Medical Center Pooled, CA, Rev 5.00%, 05/15/2036	677,055
100,000	Romoland School Dist, CA, Special Tax 5.00%, 09/01/2043	101,847
475,000	San Diego County Regional Airport Auth, CA, Rev 5.25%, 07/01/2036	532,121
	San Francisco City & County Airport, Comm-San Francisco International Airport, CA, Rev
345,000	4.00%, 05/01/2039	337,030
265,000	5.00%, 05/01/2050	269,550
	San Joaquin Hills Transportation Corridor Agency, CA, Rev,
80,000	(NATL Insured) 0.00%, 01/15/2026(5)	74,947
235,000	(NATL Insured) 0.00%, 01/15/2032(5)	173,490
70,000	(NATL Insured) 0.00%, 01/15/2035(5)	45,700
1,250,000	4.00%, 01/15/2034	1,302,735
	State of California, CA, GO
1,500,000	3.05%, 05/01/2040(1)	1,500,000
1,535,000	5.00%, 09/01/2036	1,772,810
		36,994,839
	Colorado - 2.0%
1,970,000	City & County of Denver Airport System, CO, Rev 5.50%, 11/15/2032	2,255,926
1,000,000	Colorado Bridge & Tunnel Enterprise, CO, Rev, (AGM Insured) 5.50%, 12/01/2054	1,112,588
	Colorado Health Facs Auth, CO, Rev
105,000	4.00%, 12/01/2040	93,156
875,000	5.00%, 11/01/2033	977,440
160,000	Denver Convention Center Hotel Auth, CO, Rev 5.00%, 12/01/2031	163,377
365,000	E-470 Public Highway Auth, CO, Rev 3.91%, 09/01/2039, 1 mo. USD SOFR + 0.35%(4)	364,429
1,030,000	Park Creek Metropolitan Dist, CO, Rev 5.00%, 12/01/2029	1,099,978
300,000	Public Auth for Colorado Energy, CO, Rev 6.50%, 11/15/2038	361,964
	Regional Transportation Dist, CO, Rev
500,000	4.00%, 07/15/2039	484,539
400,000	5.00%, 07/15/2029	427,262
500,000	5.00%, 01/15/2030	537,607
100,000	5.00%, 07/15/2032	108,563
195,000	University of Colorado, CO, Rev 2.00%, 06/01/2051(1)	188,997
		8,175,826
	Connecticut - 1.0%
100,000	City of Bridgeport, CT, GO, (BAM Insured) 5.00%, 07/15/2034	106,646
425,000	Connecticut Housing Finance Auth, CT, Rev, (GNMA/FNMA/FHLMC Insured) 4.25%, 05/15/2042	422,218
	Connecticut State Health & Educational Facs Auth, CT, Rev
1,060,000	1.10%, 07/01/2049(1)	1,033,234
1,000,000	2.95%, 07/01/2049(1)	981,489

16

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	Connecticut - 1.0% - (continued)
$ 470,000	5.00%, 07/01/2030	$ 510,440
315,000	5.00%, 07/01/2031	345,197
845,000	State of Connecticut, CT, GO 3.00%, 06/01/2038	733,386
		4,132,610
	Delaware - 0.1%
200,000	Delaware River & Bay Auth, DE, Rev 5.00%, 01/01/2037	221,511
	District of Columbia - 0.4%
	Dist of Columbia, DC, Rev
250,000	5.00%, 07/01/2037	247,607
455,000	5.00%, 07/01/2042	432,047
500,000	Metropolitan Washington Airports Auth, Aviation, DC, Rev 5.00%, 10/01/2035	549,558
500,000	Metropolitan Washington Airports Auth, Dulles Toll Road, DC, Rev 5.00%, 10/01/2033	534,427
		1,763,639
	Florida - 2.9%
500,000	Alachua County School Board, FL, COP, (AGM Insured) 5.00%, 07/01/2028	535,213
185,000	Capital Projects Finance Auth, FL, Rev 5.00%, 10/01/2027	187,158
125,000	City of Atlantic Beach, FL, Rev 5.00%, 11/15/2043	123,768
400,000	City of Pompano Beach, FL, Rev 2.00%, 01/01/2029	356,313
270,000	County of Broward Airport System, FL, Rev 4.00%, 10/01/2044	251,644
1,500,000	County of Miami-Dade Aviation, FL, Rev 5.00%, 10/01/2033	1,502,914
	County of Miami-Dade Seaport Department, FL, Rev
1,085,000	5.00%, 10/01/2035	1,167,310
200,000	5.00%, 10/01/2036	213,640
445,000	Escambia County Health Facs Auth, FL, Rev 4.00%, 08/15/2045	393,088
1,000,000	Greater Orlando Aviation Auth, FL, Rev 5.00%, 10/01/2037	1,028,823
680,000	Orange County Convention Center, FL, Rev 5.00%, 10/01/2024	683,242
950,000	Orlando Utilities Commission, FL, Rev 1.25%, 10/01/2046(1)	823,164
	Polk County Industrial Dev Auth, FL, Rev
435,000	5.00%, 01/01/2029	439,609
190,000	5.00%, 01/01/2055	168,318
35,000	Putnam County Dev Auth, FL, Rev 5.00%, 03/15/2042	35,934
445,000	St. Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2046	331,574
2,000,000	Town of Davie, FL, Rev 5.00%, 04/01/2048	2,055,848
155,000	Village Community Dev Dist No. 13, FL, Special Assessment 2.55%, 05/01/2031	142,204
1,230,000	Village Community Dev Dist No. 14, FL, Special Assessment 5.13%, 05/01/2037	1,285,012
		11,724,776
	Georgia - 4.3%
1,350,000	Bartow County Dev Auth, GA, Rev 3.95%, 12/01/2032(1)	1,352,511
100,000	Dev Auth of Appling County, GA, Rev 1.50%, 01/01/2038(1)	96,698
400,000	Dev Auth of Burke County, GA, Rev 1.50%, 01/01/2040(1)	386,794
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	Georgia - 4.3% - (continued)
$ 285,000	Dev Auth of Monroe County, GA, Rev 3.88%, 10/01/2048(1)	$ 285,406
	Main Street Natural Gas, Inc., GA, Rev
2,950,000	4.00%, 05/01/2052(1)	2,947,167
1,760,000	5.00%, 07/01/2053(1)	1,847,601
475,000	5.00%, 09/01/2053(1)	500,123
1,225,000	5.00%, 12/01/2053(1)	1,293,604
1,380,000	5.00%, 05/01/2054(1)	1,461,211
1,200,000	5.50%, 09/15/2025	1,210,891
	Municipal Electric Auth of Georgia, GA, Rev,
840,000	(AGM Insured) 4.00%, 01/01/2041	819,152
1,000,000	5.00%, 01/01/2028	1,025,901
1,000,000	(AGM Insured) 5.00%, 07/01/2048	1,040,549
520,000	5.00%, 07/01/2052	531,062
215,000	5.00%, 01/01/2056	217,948
2,300,000	State of Georgia, GA, GO 5.00%, 08/01/2024	2,306,726
		17,323,344
	Hawaii - 0.0%
100,000	State of Hawaii Airports System, HI, Rev 5.00%, 07/01/2031	104,823
	Idaho - 0.5%
820,000	Idaho Health Facs Auth, ID, Rev 4.00%, 03/01/2046	757,816
1,095,000	Idaho Housing & Finance Association, ID, Rev, (GNMA/FNMA/FHLMC/COLL Insured) 5.75%, 01/01/2053	1,170,478
		1,928,294
	Illinois - 11.1%
	Chicago Board of Education Dedicated Capital Improvement Tax, IL, Rev
250,000	5.00%, 04/01/2033	259,671
380,000	5.25%, 04/01/2035	425,165
250,000	5.25%, 04/01/2036	277,942
	Chicago Board of Education, IL, GO,
110,000	(NATL Insured) 0.00%, 12/01/2026(5)	98,526
380,000	4.00%, 12/01/2047	326,056
250,000	5.00%, 12/01/2024	251,062
500,000	5.00%, 12/01/2028	519,585
1,100,000	5.00%, 12/01/2032	1,151,430
400,000	5.00%, 12/01/2046	392,028
2,500,000	5.25%, 12/01/2036	2,663,469
370,000	Chicago Midway International Airport, IL, Rev, (BAM Insured) 5.50%, 01/01/2038	416,216
	Chicago O'Hare International Airport, IL, Rev
650,000	4.50%, 01/01/2048	637,848
255,000	5.00%, 01/01/2032	278,870
200,000	(BAM Insured) 5.00%, 01/01/2037	216,927
1,785,000	(BAM Insured) 5.00%, 01/01/2038	1,919,383
1,000,000	Chicago Park Dist, IL, GO 5.00%, 01/01/2038(3)	1,105,959
445,000	Chicago Transit Auth Capital Grant Receipts, IL, Rev 5.00%, 06/01/2024	445,173
275,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 5.00%, 12/01/2045	281,693
	City of Chicago Wastewater Transmission, IL, Rev
90,000	5.00%, 01/01/2027	90,181
695,000	(BAM Insured) 5.00%, 01/01/2041	759,193
90,000	(NATL Insured) 5.50%, 01/01/2030	95,151
530,000	City of Chicago Waterworks, IL, Rev, (AGM Insured) 5.00%, 11/01/2037	581,543
500,000	City of Chicago, IL, GO, (NATL Insured) 0.00%, 01/01/2026(5)	468,598
1,385,000	City of Granite City, IL, Rev 1.25%, 05/01/2027	1,256,832
900,000	Cook County Community College Dist No. 508, IL, GO, (BAM Insured) 5.00%, 12/01/2038	972,714

17

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	Illinois - 11.1% - (continued)
$ 335,000	County of Cook Sales Tax, IL, Rev 5.00%, 11/15/2030	$ 368,891
265,000	County of Cook, IL, GO 5.00%, 11/15/2032	290,912
	Illinois Finance Auth, IL, Rev
640,000	4.00%, 07/15/2039	637,690
235,000	5.00%, 08/15/2033	258,430
150,000	5.00%, 11/15/2045	150,923
305,000	5.00%, 05/15/2050(1)	305,046
	Illinois Housing Dev Auth, IL, Rev,
910,000	(GNMA/FNMA/FHLMC/COLL Insured) 5.50%, 10/01/2053	958,312
485,000	(GNMA/FNMA/FHLMC/COLL Insured) 5.75%, 10/01/2053	512,968
1,635,000	(GNMA/FNMA/FHLMC Insured) 6.00%, 10/01/2054	1,763,121
	Illinois State Toll Highway Auth, IL, Rev
320,000	4.00%, 01/01/2040	320,133
460,000	5.00%, 01/01/2037	528,693
625,000	Kane County School Dist No. 131 Aurora East Side, IL, GO, (AGM Insured) 5.00%, 12/01/2025	637,495
100,000	Kane McHenry Cook & De Kalb Counties Unit School Dist No. 300, IL, GO 5.00%, 01/01/2032	104,496
150,000	Kendall Kane & Will Counties Community Unit School Dist No. 308, IL, GO, (AGM Insured) 0.00%, 02/01/2027(5)	134,767
	Metropolitan Pier & Exposition Auth, IL, Rev,
205,000	(NATL Insured) 0.00%, 12/15/2025(5)	192,464
595,000	4.00%, 12/15/2042	567,714
	Regional Transportation Auth, IL, Rev
150,000	5.00%, 06/01/2024	150,107
355,000	(NATL Insured) 6.00%, 07/01/2024	356,028
	Sales Tax Securitization Corp., IL, Rev
785,000	4.00%, 01/01/2038	770,844
1,785,000	5.00%, 01/01/2026	1,827,095
500,000	5.00%, 01/01/2029	528,273
550,000	5.00%, 01/01/2030	601,936
1,870,000	5.00%, 01/01/2037	1,980,452
	St. Clair County Community Unit School Dist No. 187 Cahokia, IL, GO,
240,000	(AGM Insured) 5.00%, 01/01/2029	254,445
250,000	(AGM Insured) 5.00%, 01/01/2030	268,639
250,000	(AGM Insured) 5.00%, 01/01/2031	271,827
320,000	(AGM Insured) 5.00%, 01/01/2032	351,550
	State of Illinois Sales Tax, IL, Rev
115,000	5.00%, 06/15/2027	118,055
2,250,000	5.00%, 06/15/2035	2,556,745
	State of Illinois, IL, GO
450,000	5.00%, 12/01/2024	452,535
1,010,000	5.00%, 11/01/2025	1,027,420
300,000	5.00%, 11/01/2027	313,758
535,000	5.00%, 03/01/2029	569,211
1,500,000	5.00%, 07/01/2032	1,654,389
465,000	5.00%, 12/01/2034	483,690
4,750,000	5.00%, 12/01/2042	5,021,297
325,000	5.00%, 03/01/2046	334,342
750,000	5.25%, 12/01/2030	789,588
550,000	5.50%, 03/01/2042	598,688
100,000	Village of Bolingbrook, IL, GO, (AGM Insured) 5.00%, 01/01/2028	105,528
		45,009,712
	Indiana - 1.5%
266,556	City of Evansville, IN, Rev, (FNMA Insured) 3.00%, 06/01/2034	228,562
2,550,000	City of Whiting, IN, Rev 4.40%, 11/01/2045(1)	2,564,706
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	Indiana - 1.5% - (continued)
$ 195,000	Crown Point Multi School Building Corp., IN, Rev, (ST INTERCEPT Insured) 5.00%, 01/15/2029	$ 210,460
3,000,000	Indiana Finance Auth, IN, Rev 5.00%, 10/01/2042	3,245,073
		6,248,801
	Iowa - 0.4%
575,000	Iowa Finance Auth, IA, Rev 5.00%, 02/15/2027	592,912
350,000	Iowa Student Loan Liquidity Corp., IA, Rev 5.00%, 12/01/2025	353,297
715,000	Iowa Tobacco Settlement Auth, IA, Rev 4.00%, 06/01/2049	703,497
		1,649,706
	Kentucky - 0.6%
	Kentucky Public Energy Auth, KY, Rev
100,000	4.00%, 01/01/2049(1)	99,962
1,250,000	5.25%, 04/01/2054(1)	1,321,088
870,000	Kentucky State Property & Building Commission, KY, Rev 5.00%, 11/01/2038(3)	974,918
		2,395,968
	Louisiana - 0.3%
325,000	East Baton Rouge Sewerage Commission, LA, Rev 1.30%, 02/01/2041(1)	284,242
305,000	Parish of St John the Baptist, LA, Rev 2.38%, 06/01/2037(1)	291,406
490,000	State of Louisiana Gasoline & Fuels Tax, LA, Rev 4.22%, 05/01/2043, 1 mo. USD SOFR + 0.50%(4)	480,898
		1,056,546
	Maine - 0.1%
275,000	Maine Health & Higher Educational Facs Auth, ME, Rev, (AGM Insured) 4.00%, 07/01/2035	281,161
	Massachusetts - 3.2%
	Massachusetts Dev Finance Agency, MA, Rev
1,810,000	4.00%, 07/15/2036	1,828,955
405,000	4.37%, 07/01/2049, SIFMA Municipal Swap Index + 0.60%(2)(4)	403,601
130,000	5.00%, 07/15/2024(2)	129,775
1,000,000	5.00%, 07/01/2025	1,013,377
680,000	5.00%, 07/01/2031	692,893
675,000	5.00%, 07/01/2034	700,209
350,000	5.00%, 07/01/2044	343,331
100,000	5.00%, 07/01/2048	101,548
380,000	5.00%, 10/01/2057(2)	365,669
325,000	5.25%, 07/01/2052	341,556
	Massachusetts Educational Financing Auth, MA, Rev
1,000,000	5.00%, 01/01/2025	1,006,376
100,000	5.00%, 07/01/2026	101,638
110,000	5.00%, 07/01/2027	113,020
5,600,000	Massachusetts Health & Educational Facs Auth, MA, Rev 3.50%, 07/01/2027(1)	5,600,000
		12,741,948
	Michigan - 1.5%
	Michigan Finance Auth, MI, Rev
1,250,000	4.00%, 11/15/2046	1,135,154
750,000	5.00%, 11/01/2032	797,518
600,000	5.25%, 02/29/2040	651,031
100,000	5.25%, 02/28/2041	107,814
	Michigan State Housing Dev Auth, MI, Rev
540,000	4.25%, 06/01/2049	536,450
335,000	4.25%, 12/01/2049	332,808
1,275,000	5.75%, 06/01/2054	1,349,703

18

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	Michigan - 1.5% - (continued)
$ 540,000	Michigan Strategic Fund, MI, Rev 3.88%, 06/01/2053(1)	$ 536,827
275,000	New Haven Community Schools, MI, GO, (Q-SBLF Insured) 5.00%, 05/01/2032	300,455
500,000	Wayne County Airport Auth, MI, Rev 5.00%, 12/01/2025	507,484
		6,255,244
	Minnesota - 0.6%
575,000	Duluth Independent School Dist No. 709, MN, COP, (SD CRED PROG Insured) 5.00%, 02/01/2025	580,493
382,773	Freddie Mac Multifamily ML Certificates, MN, Rev 2.54%, 06/25/2037	315,825
750,000	Minnesota Higher Education Facs Auth, MN, Rev 3.00%, 10/01/2038	643,437
	Minnesota Housing Finance Agency, MN, Rev,
515,000	(GNMA/FNMA/FHLMC/COLL Insured) 5.05%, 07/01/2031	539,030
530,000	(GNMA/FNMA/FHLMC/COLL Insured) 5.05%, 01/01/2032	552,577
		2,631,362
	Mississippi - 0.3%
1,000,000	State of Mississippi Gaming Tax, MS, Rev 5.00%, 10/15/2029	1,052,381
	Missouri - 1.1%
400,000	City of St Louis Airport, MO, Rev 5.00%, 07/01/2031	424,466
	Health & Educational Facs Auth of the State of Missouri, MO, Rev
850,000	4.00%, 01/01/2050(1)	800,330
555,000	5.00%, 06/01/2032	614,787
510,000	Kansas City Industrial Dev Auth, MO, Rev 5.00%, 03/01/2032	537,418
1,380,000	Missouri Housing Dev Commission, MO, Rev, (GNMA/FNMA/FHLMC Insured) 4.25%, 05/01/2047	1,370,981
650,000	St. Louis County Industrial Dev Auth, MO, Rev 5.00%, 09/01/2028	661,084
		4,409,066
	Nebraska - 0.8%
	Central Plains Energy Project, NE, Rev
1,500,000	4.00%, 12/01/2049(1)	1,503,332
1,365,000	5.00%, 05/01/2054(1)	1,422,973
300,000	County of Washington, NE, Rev 0.90%, 09/01/2030(1)	288,102
		3,214,407
	Nevada - 1.1%
260,000	City of North Las Vegas, NV, Special Assessment 4.50%, 06/01/2039	247,418
280,000	City of Reno, NV, Rev, (AGM Insured) 5.00%, 06/01/2033	297,971
300,000	Clark County School Dist, NV, GO 5.00%, 06/15/2035	319,908
2,850,000	County of Clark Department of Aviation, NV, Rev 5.00%, 07/01/2026	2,927,568
250,000	County of Clark Passenger Facility Charge, NV, Rev 5.00%, 07/01/2028	268,526
200,000	Las Vegas Convention & Visitors Auth, NV, Rev 5.00%, 07/01/2029	200,272
		4,261,663
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	New Hampshire - 1.1%
	New Hampshire Business Finance Auth, NH, Rev
$ 1,295,000	4.00%, 12/01/2028	$ 1,285,913
80,000	4.00%, 01/01/2041	66,857
650,000	(BAM Insured) 5.00%, 06/01/2036	724,829
715,000	(BAM Insured) 5.00%, 12/01/2036	793,160
860,000	(BAM Insured) 5.00%, 12/01/2037	945,277
665,000	(BAM Insured) 5.00%, 12/01/2038	725,450
		4,541,486
	New Jersey - 0.9%
830,000	New Jersey Educational Facs Auth, NJ, Rev, (AGM Insured) 5.00%, 07/01/2043	907,381
430,000	New Jersey Higher Education Student Assistance Auth, NJ, Rev 5.00%, 12/01/2025	436,415
300,000	New Jersey Transportation Trust Fund Auth, NJ, Rev 5.00%, 06/15/2038	330,906
	New Jersey Turnpike Auth, NJ, Rev
250,000	4.00%, 01/01/2033	255,804
465,000	5.00%, 01/01/2034(3)	531,353
	Newark Board of Education, NJ, GO,
295,000	(School Board Reserve Fund Insured) 5.00%, 07/15/2024	295,468
325,000	(BAM School Board Reserve Fund Insured) 5.00%, 07/15/2027	340,155
	Tobacco Settlement Financing Corp., NJ, Rev
340,000	5.00%, 06/01/2024	340,191
250,000	5.00%, 06/01/2029	263,863
		3,701,536
	New Mexico - 1.0%
2,150,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2049	1,901,027
	New Mexico Mortgage Finance Auth, NM, Rev,
45,000	(GNMA/FNMA/FHLMC Insured) 4.00%, 01/01/2049	44,504
1,855,000	(GNMA/FNMA/FHLMC Insured) 6.50%, 09/01/2054	2,036,680
		3,982,211
	New York - 9.1%
530,000	City of New York, NY, GO 5.00%, 04/01/2036	562,030
	Long Island Power Auth, NY, Rev
500,000	0.85%, 09/01/2050(1)	476,744
295,000	5.00%, 09/01/2033	318,561
	Metropolitan Transportation Auth, NY, Rev
2,000,000	5.00%, 11/15/2029	2,042,024
265,000	5.00%, 11/15/2032	270,290
195,000	5.00%, 11/15/2033	214,026
1,000,000	5.00%, 11/15/2045(1)	1,071,466
575,000	5.00%, 11/15/2048	595,547
	New York City Industrial Dev Agency, NY, Rev,
670,000	(AGM Insured) 3.00%, 01/01/2033	632,760
150,000	(AGM Insured) 5.00%, 03/01/2030	163,536
	New York City Municipal Water Finance Auth, NY, Rev
1,200,000	3.00%, 06/15/2040	1,013,082
690,000	4.13%, 06/15/2047	673,528
500,000	5.00%, 06/15/2040	531,019
	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev
185,000	4.00%, 11/01/2035	191,213
580,000	4.00%, 11/01/2036	595,075
2,305,000	4.00%, 02/01/2038	2,343,337
1,000,000	4.00%, 11/01/2038	1,011,986
570,000	5.00%, 05/01/2038	609,949
	New York City Transitional Finance Auth, NY, Rev
200,000	5.00%, 05/01/2037	228,273

19

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	New York - 9.1% - (continued)
$ 390,000	5.00%, 02/01/2038	$ 444,077
1,360,000	5.00%, 05/01/2038	1,541,179
	New York Liberty Dev Corp., NY, Rev
450,000	0.95%, 11/15/2027	393,799
405,000	2.75%, 02/15/2044	294,646
2,175,000	5.00%, 11/15/2044(2)	2,152,818
	New York State Dormitory Auth, NY, Rev
1,000,000	3.00%, 03/15/2041	834,855
1,650,000	4.00%, 03/15/2038	1,674,448
675,000	4.00%, 03/15/2040	675,155
2,250,000	5.00%, 03/15/2036	2,252,500
1,900,000	New York State Housing Finance Agency, NY, Rev 3.75%, 11/15/2037(1)	1,900,000
200,000	New York State Thruway Auth, NY, Rev 5.00%, 01/01/2038	225,698
	New York State Urban Dev Corp., NY, Rev
2,000,000	4.00%, 03/15/2037	2,067,240
515,000	5.00%, 03/15/2038	535,898
	New York Transportation Dev Corp., NY, Rev
440,000	4.00%, 12/01/2038	428,256
130,000	5.00%, 12/01/2024	130,389
650,000	5.00%, 12/01/2030	695,469
515,000	5.00%, 12/01/2032	559,194
695,000	6.00%, 04/01/2035	787,467
	Port Auth of New York & New Jersey, NY, Rev
500,000	3.00%, 10/01/2027	478,369
185,000	4.00%, 07/15/2040	185,754
800,000	5.00%, 11/15/2035	810,107
835,000	5.00%, 01/15/2037	906,291
290,000	5.00%, 12/01/2037	314,239
700,000	5.00%, 11/01/2038	727,249
500,000	5.00%, 12/01/2038	538,377
390,000	Syracuse Industrial Dev Agency, NY, Rev 5.00%, 01/01/2031	293,368
260,000	Triborough Bridge & Tunnel Auth, NY, Rev 5.00%, 11/15/2049	272,808
1,050,000	Westchester County Local Dev Corp., NY, Rev 3.20%, 07/01/2028(2)	1,025,040
		36,689,136
	North Carolina - 0.7%
935,000	North Carolina Housing Finance Agency, NC, Rev, (GNMA/FNMA/FHLMC Insured) 3.75%, 07/01/2052	919,381
	North Carolina Medical Care Commission, NC, Rev
255,000	4.00%, 01/01/2025	253,161
1,455,000	4.00%, 09/01/2051	1,131,079
395,000	5.00%, 01/01/2038	396,930
145,000	5.00%, 01/01/2039	133,502
210,000	5.00%, 01/01/2044	204,599
		3,038,652
	Ohio - 2.1%
	American Municipal Power, Inc., OH, Rev
1,000,000	4.00%, 02/15/2036	1,024,365
1,000,000	4.00%, 02/15/2037	1,012,807
1,230,000	Buckeye Tobacco Settlement Financing Auth, OH, Rev 5.00%, 06/01/2055	1,113,481
100,000	Cleveland Department of Public Utilities Division of Public Power, OH, Rev, (AGM Insured) 5.00%, 11/15/2030	106,906
250,000	County of Allen Hospital Facs, OH, Rev 5.00%, 12/01/2029	272,072
1,435,000	Jefferson County Port Auth, OH, Rev 5.00%, 12/01/2053(1)(2)	1,448,249
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	Ohio - 2.1% - (continued)
$ 845,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(1)	$ 842,470
805,000	Ohio Higher Educational Facs Commission, OH, Rev 5.00%, 07/01/2035	912,341
400,000	Ohio Housing Finance Agency, OH, Rev 3.00%, 03/01/2052	385,022
360,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(1)	347,957
890,000	Summit County Dev Finance Auth, OH, Rev 5.75%, 12/01/2053	939,559
		8,405,229
	Oklahoma - 0.3%
925,000	Canadian County Educational Facs Auth, OK, Rev 5.00%, 09/01/2033	1,027,516
	Oklahoma Dev Finance Auth, OK, Rev
30,000	5.25%, 08/15/2048	30,314
30,000	5.50%, 08/15/2057	30,516
		1,088,346
	Oregon - 1.1%
30,000	Benton & Linn Counties Consolidated School Dist No. 509J & 509A Corvallis, OR, GO, (School Board Guaranty Insured) 5.00%, 06/15/2038(6)	31,626
20,000	Marion County School Dist No. 15 North Marion, OR, GO, (School Board Guaranty Insured) 0.00%, 06/15/2037(5)	11,025
115,000	Multnomah & Clackamas Counties School Dist No. 10JT Gresham-Barlow, OR, GO, (School Board Guaranty Insured) 0.00%, 06/15/2038(5)	59,267
	Port of Portland Airport, OR, Rev
270,000	5.00%, 07/01/2029	288,366
575,000	5.00%, 07/01/2030	620,116
1,910,000	5.00%, 07/01/2038	2,063,646
1,000,000	5.00%, 07/01/2044	1,022,615
	Salem Hospital Facs Auth, OR, Rev
40,000	5.00%, 05/15/2038	39,523
30,000	5.00%, 05/15/2048	27,749
40,000	State of Oregon Housing & Community Services Department, OR, Rev 4.50%, 01/01/2049	39,845
55,000	State of Oregon, OR, GO 4.00%, 12/01/2048	54,474
100,000	Washington Clackamas & Yamhill Counties School Dist No. 88J, OR, GO, (School Board Guaranty Insured) 0.00%, 06/15/2034(5)	66,662
		4,324,914
	Pennsylvania - 3.7%
135,000	Armstrong School Dist, PA, GO, (BAM State Aid Withholding Insured) 4.00%, 03/15/2035	137,896
735,000	City of Philadelphia Water & Wastewater, PA, Rev, (AGM Insured) 5.00%, 09/01/2036	834,548
3,000,000	Coatesville School Dist, PA, GO, (BAM State Aid Withholding Insured) 5.25%, 11/15/2037	3,223,519
100,000	Commonwealth Financing Auth, PA, Rev 5.00%, 06/01/2027	103,887
265,000	Delaware Valley Regional Finance Auth, PA, Rev 5.75%, 07/01/2032	306,532
450,000	Doylestown Hospital Auth, PA, Rev 5.38%, 07/01/2039(2)	450,838
585,000	Hospitals & Higher Education Facs Auth of Philadelphia, PA, Rev, (AGM Insured) 5.00%, 07/01/2037	624,197

20

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	Pennsylvania - 3.7% - (continued)
$ 345,000	Lancaster Industrial Dev Auth, PA, Rev 4.00%, 07/01/2056	$ 250,220
	Montgomery County Industrial Dev Auth, PA, Rev
230,000	5.00%, 12/01/2030	233,759
240,000	5.00%, 12/01/2044	241,135
100,000	5.00%, 12/01/2046	99,460
	Pennsylvania Economic Dev Financing Auth, PA, Rev
400,000	5.00%, 05/15/2036	444,084
465,000	(AGM Insured) 5.00%, 01/01/2038	497,919
100,000	5.00%, 05/15/2038	108,275
290,000	(AGM Insured) 5.00%, 01/01/2040	306,682
240,000	Pennsylvania Higher Education Assistance Agency, PA, Rev 5.00%, 06/01/2029(3)	252,256
	Pennsylvania Higher Educational Facs Auth, PA, Rev
250,000	5.00%, 05/01/2025	252,320
750,000	5.00%, 05/01/2037	761,830
265,000	Pennsylvania Housing Finance Agency, PA, Rev 4.00%, 10/01/2038	262,926
150,000	Pennsylvania Turnpike Commission, PA, Rev 5.00%, 12/01/2030	158,305
	Pittsburgh Water & Sewer Auth, PA, Rev,
15,000	(AGM Insured) 5.00%, 09/01/2034	16,299
1,245,000	(AGM Insured) 5.00%, 09/01/2036	1,412,201
1,000,000	(AGM Insured) 5.00%, 09/01/2037	1,127,280
	School Dist of Philadelphia, PA, GO,
280,000	(NATL State Aid Withholding Insured) 5.00%, 06/01/2027	293,278
610,000	(State Aid Withholding Insured) 5.00%, 09/01/2032	654,576
875,000	(State Aid Withholding Insured) 5.00%, 09/01/2035	974,151
590,000	School Dist of the City of Erie, PA, GO, (AGM State Aid Withholding Insured) 5.00%, 04/01/2028	620,103
375,000	Wilkes-Barre Area School Dist, PA, GO, (BAM State Aid Withholding Insured) 5.00%, 04/15/2059	381,361
		15,029,837
	Puerto Rico - 1.6%
2,950,000	Commonwealth of Puerto Rico, PR, GO 5.63%, 07/01/2027	3,066,055
	Puerto Rico Sales Tax Financing Corp., PR, Rev
109,000	0.00%, 07/01/2024(5)	108,308
3,119,000	0.00%, 07/01/2029(5)	2,555,018
625,000	5.00%, 07/01/2058	622,418
		6,351,799
	Rhode Island - 0.5%
	Rhode Island Health & Educational Building Corp., RI, Rev
115,000	5.00%, 06/01/2040	125,005
465,000	5.00%, 06/01/2041	501,931
	Rhode Island Student Loan Auth, RI, Rev
400,000	5.00%, 12/01/2027	414,801
765,000	5.00%, 12/01/2028	803,546
		1,845,283
	South Carolina - 1.1%
785,000	Patriots Energy Group Financing Agency, SC, Rev 5.25%, 02/01/2054(1)	837,412
580,000	Piedmont Municipal Power Agency, SC, Rev 5.00%, 01/01/2025	583,770
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	South Carolina - 1.1% - (continued)
$ 410,000	SCAGO Educational Facs Corp. for Pickens School Dist, SC, Rev 5.00%, 12/01/2029	$ 414,900
	South Carolina Public Service Auth, SC, Rev
500,000	4.00%, 12/01/2034	505,744
625,000	4.00%, 12/01/2038	615,068
175,000	5.00%, 12/01/2025	178,103
1,240,000	South Carolina State Housing Finance & Dev Auth, SC, Rev 5.75%, 01/01/2054	1,323,306
		4,458,303
	South Dakota - 0.2%
	South Dakota Housing Dev Auth, SD, Rev
465,000	4.50%, 11/01/2048	463,825
290,000	(GNMA/FNMA/FHLMC/COLL Insured) 6.00%, 05/01/2054	305,791
		769,616
	Tennessee - 1.2%
110,000	Chattanooga Health Educational & Housing Facs Board, TN, Rev 5.00%, 08/01/2044	113,035
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev
1,175,000	5.00%, 07/01/2031	1,290,684
835,000	5.00%, 07/01/2033	939,394
515,000	5.00%, 05/01/2035	571,149
195,000	5.00%, 05/01/2038	210,674
590,000	Metropolitan Nashville Airport Auth, TN, Rev 5.50%, 07/01/2040	650,239
	Tennessee Energy Acquisition Corp., TN, Rev
295,000	5.00%, 02/01/2025	294,585
590,000	5.00%, 02/01/2027	596,328
60,000	Tennessee Housing Dev Agency, TN, Rev 4.00%, 01/01/2049	59,364
		4,725,452
	Texas - 12.9%
	Arlington Higher Education Finance Corp., TX, Rev,
450,000	(PSF-GTD Insured) 5.00%, 08/15/2037	487,138
805,000	(PSF-GTD Insured) 5.00%, 08/15/2040	856,198
160,000	Austin-Bergstrom Landhost Enterprises, Inc., TX, Rev 5.00%, 10/01/2029	164,058
1,060,000	Boerne Independent School Dist, TX, GO, (PSF-GTD Insured) 3.13%, 02/01/2053(1)	1,043,269
500,000	Brazos Higher Education Auth, Inc., TX, Rev 5.00%, 04/01/2025	502,584
	Central Texas Regional Mobility Auth, TX, Rev
1,425,000	4.00%, 01/01/2035	1,467,661
505,000	4.00%, 01/01/2036	516,844
1,490,000	5.00%, 01/01/2046	1,550,842
	City of Austin Airport System, TX, Rev
1,025,000	5.00%, 11/15/2032	1,124,375
500,000	5.00%, 11/15/2039	531,784
	City of Dallas Hotel Occupancy Tax, TX, Rev
1,535,000	4.00%, 08/15/2033	1,532,491
100,000	4.00%, 08/15/2034	99,284
535,000	City of Dallas, TX, GO 5.00%, 02/15/2028	557,491
	City of Houston Hotel Occupancy Tax & Special, TX, Rev,
750,000	(AGM-CR AMBAC Insured) 0.00%, 09/01/2025(5)	711,692
425,000	4.00%, 09/01/2026	428,190
1,135,000	City of Houston, Combined Utility System, TX, Rev, (AGM Insured) 0.00%, 12/01/2024(5)	1,109,112

21

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	Texas - 12.9% - (continued)
$ 555,000	City of San Antonio Electric & Gas Systems, TX, Rev 1.75%, 02/01/2049(1)	$ 531,857
	Clear Creek Independent School Dist, TX, GO,
425,000	(PSF-GTD Insured) 0.28%, 02/15/2038(1)	420,053
1,410,000	(PSF-GTD Insured) 3.60%, 02/15/2035(1)	1,407,005
975,000	Clifton Higher Education Finance Corp., TX, Rev, (PSF-GTD Insured) 5.00%, 08/15/2036	1,087,002
1,310,000	Cypress-Fairbanks Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 02/15/2037	1,485,162
	Dallas Fort Worth International Airport, TX, Rev
1,500,000	5.00%, 11/01/2031	1,630,839
1,500,000	5.00%, 11/01/2032	1,644,924
1,000,000	Eagle Mountain & Saginaw Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 08/15/2033	1,134,115
1,495,000	Fort Bend Independent School Dist, TX, GO, (PSF-GTD Insured) 3.65%, 08/01/2052(1)	1,491,795
500,000	Fort Worth Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 02/15/2033	569,048
450,000	Harris County Industrial Dev Corp., TX, Rev 4.05%, 11/01/2050(1)	445,559
615,000	Harris County-Houston Sports Auth, TX, Rev 5.00%, 11/15/2033	617,078
400,000	Hidalgo County Regional Mobility Auth, TX, Rev 5.00%, 12/01/2030	430,657
825,000	Hutto Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 08/01/2036	935,142
100,000	Kerrville Health Facs Dev Corp., TX, Rev 5.00%, 08/15/2024	100,143
	Lower Colorado River Auth, TX, Rev,
1,665,000	(AGM Insured) 5.00%, 05/15/2035	1,863,706
675,000	5.00%, 05/15/2038	727,816
500,000	New Hope Cultural Education Facs Finance Corp., TX, Rev 5.00%, 11/01/2046	395,118
3,000,000	North Texas Tollway Auth, TX, Rev 4.13%, 01/01/2040	3,025,789
	Northside Independent School Dist, TX, GO,
1,250,000	(PSF-GTD Insured) 2.00%, 06/01/2052(1)	1,179,564
1,000,000	(PSF-GTD Insured) 5.00%, 08/01/2036	1,129,987
1,020,000	(PSF-GTD Insured) 5.00%, 08/01/2038	1,139,556
2,000,000	San Antonio Water System, TX, Rev 1.00%, 05/01/2043(1)	1,807,002
500,000	Southwest Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 02/01/2036	562,062
7,000,000	State of Texas, TX, GO 3.75%, 12/01/2050(1)	7,000,000
	Texas Department of Housing & Community Affairs, TX, Rev,
1,250,000	(GNMA Insured) 2.25%, 07/01/2041	891,747
1,430,000	(GNMA Insured) 3.63%, 09/01/2044	1,265,965
1,610,000	Texas Municipal Gas Acquisition & Supply Corp. I, TX, Rev 6.25%, 12/15/2026	1,660,574
500,000	Texas Public Finance Auth, TX, Rev 4.00%, 02/01/2034	513,929
200,000	Texas Transportation Commission State Highway 249 System, TX, Rev 0.00%, 08/01/2038(5)	104,171
2,000,000	Texas Transportation Commission State Highway Fund, TX, Rev 0.43%, 04/01/2025	1,928,531
	Uptown Dev Auth, TX, Tax Allocation
220,000	4.00%, 09/01/2032	215,182
250,000	4.00%, 09/01/2035	237,172
		52,261,263
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	Utah - 0.9%
$ 590,000	County of Salt Lake, UT, Rev, (AMBAC Insured) 5.13%, 02/15/2033	$ 594,419
1,500,000	County of Utah, UT, Rev 5.00%, 05/15/2045	1,500,529
1,250,000	Utah Transit Auth, UT, Rev, (AGM Insured) 5.25%, 06/15/2029	1,360,685
		3,455,633
	Virginia - 2.2%
1,325,000	Arlington County Industrial Dev Auth, VA, Rev 5.00%, 07/01/2053(1)	1,426,125
945,000	Halifax County Industrial Dev Auth, VA, Rev 1.65%, 12/01/2041(1)	942,275
750,000	Henrico County Economic Dev Auth, VA, Rev 5.00%, 10/01/2047	772,614
255,000	James City County Economic Dev Auth, VA, Rev 5.25%, 12/01/2027	256,511
	Virginia Beach Dev Auth, VA, Rev
620,000	5.38%, 09/01/2029	641,549
630,000	7.00%, 09/01/2059	695,075
850,000	Virginia Commonwealth Transportation Board, VA, Rev 4.00%, 05/15/2030	849,783
	Virginia Small Business Financing Auth, VA, Rev
1,000,000	4.00%, 01/01/2033	1,010,078
1,100,000	4.00%, 07/01/2034	1,110,153
835,000	5.00%, 07/01/2035	888,023
350,000	5.00%, 12/31/2047	354,301
		8,946,487
	Washington - 1.4%
500,000	King County School Dist No. 210 Federal Way, WA, GO, (School Board Guaranty Insured) 4.00%, 12/01/2036	505,172
	State of Washington, WA, GO
1,105,000	4.00%, 07/01/2035	1,157,304
460,000	5.00%, 08/01/2044	488,634
	Washington Health Care Facs Auth, WA, Rev
1,500,000	4.00%, 08/01/2044	1,407,818
1,725,000	5.00%, 10/01/2042	1,725,154
500,000	Washington State Housing Finance Commission, WA, Rev 5.00%, 01/01/2031(2)	473,876
		5,757,958
	West Virginia - 0.5%
1,870,000	West Virginia Economic Dev Auth, WV, Rev 3.75%, 12/01/2042(1)	1,864,735
	Wisconsin - 3.1%
	Public Finance Auth, WI, Rev
505,000	4.00%, 10/01/2041	469,523
835,000	4.00%, 10/01/2046(1)	830,737
170,000	(AGM Insured) 4.00%, 07/01/2050	149,851
50,000	5.00%, 09/01/2025(2)	49,914
1,000,000	(AGM Insured) 5.00%, 07/01/2036	1,043,753
485,000	5.00%, 07/01/2038	486,696
750,000	5.00%, 10/01/2043(2)	697,108
465,000	5.00%, 10/01/2044	479,029
1,255,000	5.00%, 02/01/2052	1,224,997
105,000	5.25%, 07/01/2038(2)	110,646
2,250,000	5.50%, 07/01/2043(2)	2,365,127
	University of Wisconsin Hospitals & Clinics, WI, Rev
310,000	4.00%, 04/01/2035	317,832
220,000	4.00%, 04/01/2039	218,012
120,000	Wisconsin Center Dist, WI, Rev, (AGM Insured) 0.00%, 12/15/2029(5)	97,042
	Wisconsin Health & Educational Facs Auth, WI, Rev
595,000	4.00%, 08/15/2046	465,693

22

Hartford Municipal Opportunities ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 95.1% - (continued)
	Wisconsin - 3.1% - (continued)
$ 500,000	4.00%, 01/01/2057		$ 288,079
840,000	5.00%, 11/01/2039		758,363
680,000	5.75%, 08/15/2059		683,077
1,610,000	Wisconsin Housing & Economic Dev Auth Home Ownership, WI, Rev, (GNMA/FNMA/FHLMC Insured) 6.00%, 09/01/2054		1,735,553
200,000	Wisconsin Housing & Economic Dev Auth Housing, WI, Rev, (HUD SECT 8) 0.50%, 11/01/2050(1)		194,761
			12,665,793
	Total Municipal Bonds (cost $391,320,025)		$ 383,533,960
U.S. GOVERNMENT AGENCIES - 0.2%
	Mortgage-Backed Agencies - 0.2%
	Federal Home Loan Mortgage Corp. - 0.2%
1,145,000	3.15%, 10/15/2036		$ 929,701
	Total U.S. Government Agencies (cost $1,165,137)		$ 929,701
	Total Long-Term Investments (cost $392,485,162)		$ 384,463,661
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.8%
3,397,927	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $3,398,428; collateralized by U.S. Treasury Note at 0.50%, maturing 10/31/2027, with a market value of $3,465,963		$ 3,397,927
	Total Short-Term Investments (cost $3,397,927)		$ 3,397,927
	Total Investments (cost $395,883,089)	96.1%	$ 387,861,588
	Other Assets and Liabilities	3.9%	15,691,118
	Total Net Assets	100.0%	$ 403,552,706
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $10,068,837, representing 2.5% of net assets.
(3)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $3,683,742 at April 30, 2024.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2024. Base lending rates may be subject to a floor or cap.
(5)	Security is a zero-coupon bond.
(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$ 383,533,960	$ —	$ 383,533,960	$ —
U.S. Government Agencies	929,701	—	929,701	—
Short-Term Investments	3,397,927	—	3,397,927	—
Total	$ 387,861,588	$ —	$ 387,861,588	$ —

(1)	For the period ended April 30, 2024, there were no transfers in and out of Level 3.
23

Hartford Schroders Commodity Strategy ETF (Consolidated)
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 7.9%
	Materials - 7.9%
878	Aclara Resources, Inc.*		$ 371
1,090	Agnico Eagle Mines Ltd.		69,051
1,000	Alamos Gold, Inc. Class A		14,710
1,550	Anglogold Ashanti PLC		35,634
1,700	Aya Gold & Silver, Inc.*		16,383
440	Barrick Gold Corp.		7,322
18,600	Centamin PLC		28,227
3,340	Centerra Gold, Inc.		20,373
6,280	Coeur Mining, Inc.*		28,386
3,600	Eldorado Gold Corp.*		51,336
2,172	Endeavour Mining PLC		45,484
1,700	Gold Fields Ltd. ADR		27,489
11,829	Hochschild Mining PLC*		23,077
22,480	Kinross Gold Corp.		144,996
3,641	Newmont Corp.		147,970
4,092	Northern Star Resources Ltd.		39,698
20,000	OceanaGold Corp.		43,382
4,740	Pan American Silver Corp.		87,406
14,210	Perseus Mining Ltd.		21,315
58,150	St Barbara Ltd.*		10,006
	Total Common Stocks (cost $796,625)		$ 862,616
SHORT-TERM INVESTMENTS - 80.3%
	U.S. Treasury Securities - 80.3%
	U.S. Treasury Bills - 80.3%
$ 890,000	2.63%, 05/02/2024(1)		$ 889,872
1,340,000	4.97%, 05/16/2024(1)		1,337,085
1,040,000	5.10%, 05/23/2024(1)		1,036,668
580,000	5.20%, 06/06/2024(1)		576,960
620,000	5.22%, 06/20/2024(1)		615,508
430,000	5.23%, 06/27/2024(1)		426,453
330,000	5.24%, 06/27/2024(1)		327,273
1,280,000	5.26%, 07/05/2024(1)		1,267,832
770,000	5.28%, 07/16/2024(1)		761,474
770,000	5.29%, 07/11/2024(1)		762,012
840,000	5.31%, 07/23/2024(1)		829,820
	Total Short-Term Investments (cost $8,831,171)		$ 8,830,957
	Total Investments (cost $9,627,796)	88.2%	$ 9,693,573
	Other Assets and Liabilities	11.8%	1,299,659
	Total Net Assets	100.0%	$ 10,993,232
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
The Consolidated Schedule of Investments includes investments held by Hartford Schroders Cayman Commodity Strategy Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of April 30, 2024, the Fund invested 10.4% of its total assets in the Subsidiary.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at April 30, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Brent Crude Oil Future	13	05/31/2024	$ 1,122,290	$ 33,282
Coffee 'C' Future	5	07/19/2024	406,219	7,400
Copper Future	8	07/29/2024	912,900	37,366
Corn Future	20	07/12/2024	446,750	29
Cotton No. 2 Future	4	07/09/2024	156,860	(18,714)
Gas Oil Future	4	07/11/2024	311,200	(19,589)
Gasoline RBOB Future	2	06/28/2024	222,944	(4,491)
Gold 100oz Future	4	06/26/2024	921,160	40,297
KC Hard Red Winter Wheat Future	6	07/12/2024	190,575	17,230
Lean Hogs Future	6	06/14/2024	245,940	1,587
LME Lead Future	2	05/13/2024	109,471	7,995
24

Hartford Schroders Commodity Strategy ETF (Consolidated)
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Futures Contracts Outstanding at April 30, 2024 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts – (continued):
LME Lead Future	2	07/15/2024	$ 110,913	$ 2,704
LME Nickel Future	2	05/13/2024	229,224	36,777
LME Nickel Future	2	07/15/2024	230,772	17,682
LME Primary Aluminum Future	11	05/13/2024	705,565	89,412
LME Primary Aluminum Future	9	07/15/2024	582,604	30,080
LME Primary Aluminum Future	15	12/16/2024	988,875	(22,517)
LME Zinc Future	6	05/13/2024	438,723	79,064
LME Zinc Future	4	07/15/2024	292,745	23,688
Micro Gold Future	16	06/26/2024	368,464	6,679
Micro Silver Future	6	07/29/2024	159,924	(11,202)
Micro WTI Crude Oil Future	54	06/18/2024	438,912	(16,476)
Natural Gas Future	21	06/26/2024	486,990	(4,243)
NY Harbor ULSD Future	2	06/28/2024	213,242	(14,324)
Silver Future	2	07/29/2024	266,540	(15,550)
Soybean Future	6	07/12/2024	348,900	(2,255)
Soybean Meal Future	9	07/12/2024	316,710	13,561
Soybean Oil Future	12	07/12/2024	309,672	(36,617)
Wheat Future	14	07/12/2024	422,275	18,679
World Sugar No. 11 Future	5	06/28/2024	108,696	(2,487)
WTI Crude Future	6	06/20/2024	487,680	(18,888)
Total				$ 276,159
Short position contracts:
LME Lead Future	2	05/13/2024	$ 109,471	$ (2,393)
LME Nickel Future	2	05/13/2024	229,224	(14,794)
LME Primary Aluminum Future	11	05/13/2024	705,565	(50,713)
LME Primary Aluminum Future	2	07/15/2024	129,467	(2,225)
LME Primary Aluminum Future	15	12/16/2024	988,875	(55,930)
LME Zinc Future	6	05/13/2024	438,723	(57,695)
Total				$ (183,750)
Total futures contracts				$ 92,409
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Materials	$ 862,616	$ 862,616	$ —	$ —
Short-Term Investments	8,830,957	—	8,830,957	—
Futures Contracts(2)	463,512	463,512	—	—
Total	$ 10,157,085	$ 1,326,128	$ 8,830,957	$ —
Liabilities
Futures Contracts(2)	$ (371,103)	$ (371,103)	$ —	$ —
Total	$ (371,103)	$ (371,103)	$ —	$ —

(1)	For the period ended April 30, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
25

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 5.5%
	Aerospace/Defense - 0.4%
$ 1,301,000	Boeing Co. 6.53%, 05/01/2034(1)	$ 1,309,008
	Agriculture - 0.3%
912,000	BAT Capital Corp. 5.83%, 02/20/2031	911,627
	Commercial Banks - 2.8%
	AIB Group PLC
1,143,000	5.87%, 03/28/2035, (5.87% fixed rate until 03/28/2034; 6 mo. USD SOFR + 1.91% thereafter)(1)(2)	1,106,057
600,000	6.61%, 09/13/2029, (6.61% fixed rate until 09/13/2028; 6 mo. USD SOFR + 2.33% thereafter)(1)(2)	611,645
800,000	Banco Santander SA 1.72%, 09/14/2027, (1.72% fixed rate until 09/14/2026; 1 yr. USD CMT + 0.90% thereafter)(2)	723,958
1,280,000	Barclays PLC 5.69%, 03/12/2030, (5.69% fixed rate until 03/12/2029; 6 mo. USD SOFR + 1.74% thereafter)(2)	1,263,307
822,000	Danske Bank AS 5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(1)(2)	812,186
821,000	Lloyds Banking Group PLC 5.99%, 08/07/2027, (5.99% fixed rate until 08/07/2026; 1 yr. USD CMT + 1.48% thereafter)(2)	822,100
1,827,000	NatWest Group PLC 6.48%, 06/01/2034, (6.48% fixed rate until 03/01/2029; 5 yr. USD CMT + 2.20% thereafter)(2)	1,834,219
1,027,000	UniCredit SpA 1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 1 yr. USD CMT + 1.20% thereafter)(1)(2)	946,459
		8,119,931
	Diversified Financial Services - 0.8%
1,425,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.45%, 10/29/2026	1,316,294
717,000	Aircastle Ltd. 5.95%, 02/15/2029(1)	707,612
185,000	MMH Master LLC 6.38%, 02/01/2034(1)	182,604
		2,206,510
	Mining - 0.3%
885,000	Glencore Funding LLC 5.37%, 04/04/2029(1)	868,821
	Oil & Gas - 0.4%
1,090,000	Marathon Oil Corp. 5.30%, 04/01/2029	1,068,701
	Real Estate Investment Trusts - 0.4%
632,000	Highwoods Realty LP 7.65%, 02/01/2034	664,494
516,000	Prologis Targeted U.S. Logistics Fund LP 5.25%, 04/01/2029(1)	506,275
		1,170,769
	Semiconductors - 0.1%
273,000	Qorvo, Inc. 1.75%, 12/15/2024	265,717
	Total Corporate Bonds (cost $16,188,647)	$ 15,921,084
MUNICIPAL BONDS - 78.1%
	Alabama - 2.3%
	Black Belt Energy Gas Dist, AL, Rev
920,000	4.00%, 10/01/2049(3)	$ 919,932
2,680,000	4.00%, 06/01/2051(3)	2,639,881
685,000	5.25%, 12/01/2053(3)	731,538
680,000	County of Jefferson Sewer, AL, Rev 5.50%, 10/01/2053	726,711
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 78.1% - (continued)
	Alabama - 2.3% - (continued)
$ 635,000	Energy Southeast A Cooperative Dist, AL, Rev 5.25%, 07/01/2054(3)	$ 671,567
715,000	Town of Pike Road, AL, GO 5.00%, 03/01/2052	754,502
		6,444,131
	Arkansas - 1.2%
3,320,000	Arkansas Dev Finance Auth, AR, Rev, (GNMA/FNMA/FHLMC Insured) 5.00%, 07/01/2054(4)	3,417,777
	California - 4.8%
205,000	Alameda Corridor Transportation Auth, CA, Rev, (AGM Insured) 5.00%, 10/01/2052	217,847
210,000	California Community Choice Financing Auth, CA, Rev 5.00%, 02/01/2054(3)	221,143
795,000	California Municipal Finance Auth, CA, Rev, (HUD SECT 8) 3.20%, 09/01/2045(3)	779,904
240,000	Central Unified School Dist, CA, GO 4.00%, 08/01/2050	232,892
565,000	Fresno Unified School Dist, CA, GO 4.00%, 08/01/2052	552,095
1,585,000	Golden State Tobacco Securitization Corp., CA, Rev, (ST APPROP Insured) 3.00%, 06/01/2046	1,448,723
2,310,000	Moreno Valley Unified School Dist, CA, GO, (AGM Insured) 4.13%, 08/01/2050	2,287,308
765,000	Oxnard School Dist, CA, GO, (BAM Insured) 4.25%, 08/01/2053	760,101
450,000	Pittsburg Unified School Dist, CA, GO, (AGM Insured) 4.25%, 08/01/2049	452,147
1,205,000	Regents of the University of California Medical Center Pooled, CA, Rev 4.00%, 05/15/2053	1,181,969
120,000	San Diego County Regional Airport Auth, CA, Rev 5.00%, 07/01/2053	128,721
1,260,000	San Diego Housing Auth, Inc., CA, Rev 5.00%, 05/01/2057(3)	1,289,678
60,000	San Diego Unified School Dist, CA, GO 4.55%, 07/01/2052	61,746
935,000	San Francisco Bay Area Rapid Transit Dist, CA, GO 4.25%, 08/01/2052	938,163
1,215,000	San Mateo Foster City School Dist, CA, GO 4.00%, 08/01/2051	1,207,444
970,000	Sweetwater Union High School Dist, CA, GO 5.00%, 08/01/2052	1,033,419
865,000	Victor Valley Community College Dist, CA, GO 4.00%, 08/01/2050	840,727
	Washington Township Health Care Dist, CA, GO,
70,000	(AGM Insured) 4.50%, 08/01/2053	70,908
125,000	5.50%, 08/01/2053	137,867
		13,842,802
	Colorado - 0.9%
715,000	Adams County Housing Auth, CO, Rev 4.50%, 05/01/2042(3)	715,247
575,000	City & County of Denver Airport System, CO, Rev 5.25%, 11/15/2053	620,818
535,000	City of Colorado Springs Utilities System, CO, Rev 4.00%, 11/15/2051	505,585
	Colorado Housing & Finance Auth, CO, Rev
485,000	3.50%, 11/01/2043(3)	480,360
365,000	(GNMA/FNMA/FHLMC Insured) 3.50%, 05/01/2050	356,992
		2,679,002

26

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 78.1% - (continued)
	Connecticut - 0.0%
$ 120,000	Connecticut Housing Finance Auth, CT, Rev, (GNMA/FNMA/FHLMC Insured) 4.25%, 05/15/2042	$ 119,215
	District of Columbia - 1.2%
180,000	Dist of Columbia Housing Finance Agency, DC, Rev 3.75%, 04/01/2025(3)	179,850
700,000	Dist of Columbia Income Tax, DC, Rev 5.25%, 05/01/2048	767,209
2,090,000	Dist of Columbia Water & Sewer Auth, DC, Rev 4.00%, 10/01/2047	2,043,516
340,000	Metropolitan Washington Airports Auth, Dulles Toll Road, DC, Rev 5.00%, 10/01/2034	362,251
		3,352,826
	Florida - 1.6%
50,000	Broward County Housing Finance Auth, FL, Rev, (HUD SECT 8) 3.40%, 03/01/2057(3)	49,208
280,000	City of Cape Coral Water & Sewer, FL, Rev, (BAM Insured) 5.25%, 10/01/2053	304,663
2,745,000	County of Broward Convention Center Hotel, FL, Rev 4.00%, 01/01/2051	2,633,352
410,000	Florida Dev Finance Corp., FL, Rev 5.25%, 08/01/2055	423,598
	Florida Housing Finance Corp., FL, Rev,
60,000	(GNMA/FNMA/FHLMC Insured) 3.00%, 07/01/2051	57,997
280,000	(GNMA Insured) 3.35%, 10/01/2027(3)	275,198
365,000	(GNMA/FNMA/FHLMC Insured) 3.50%, 07/01/2051	356,901
155,000	(GNMA/FNMA/FHLMC Insured) 4.00%, 07/01/2049	153,327
290,000	St. Johns County Housing Finance Auth, FL, Rev 3.55%, 07/01/2027(3)	286,075
		4,540,319
	Georgia - 3.3%
	Main Street Natural Gas, Inc., GA, Rev
1,565,000	4.00%, 03/01/2050(3)	1,565,920
485,000	4.00%, 05/01/2052(3)	484,534
1,525,000	5.00%, 12/01/2053(3)	1,610,405
615,000	5.00%, 05/01/2054(3)	651,192
4,960,000	Valdosta & Lowndes County Hospital Auth, GA, Rev, (CNTY GTD insured) 5.00%, 10/01/2054	5,260,605
		9,572,656
	Hawaii - 0.0%
95,000	City & County Honolulu Wastewater System, HI, Rev 5.25%, 07/01/2053	102,869
	Illinois - 1.9%
	Illinois Housing Dev Auth, IL, Rev,
410,000	(GNMA/FNMA/FHLMC Insured) 3.00%, 10/01/2051	393,151
720,000	(GNMA/FNMA/FHLMC Insured) 3.75%, 04/01/2050	708,427
720,000	(GNMA/FNMA/FHLMC Insured) 4.00%, 10/01/2049	713,070
65,000	(FHLMC/FNMA/GNMA Insured) 4.50%, 10/01/2048	64,897
2,000,000	(HUD SECT 8 FHA 221(D)(4)) 5.00%, 02/01/2027(3)	2,023,814
1,455,000	(HUD SECT 8) 5.00%, 02/01/2027(3)	1,472,325
		5,375,684
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 78.1% - (continued)
	Indiana - 0.6%
	Indiana Housing & Community Dev Auth, IN, Rev,
$ 845,000	(GNMA/FNMA/FHLMC Insured) 3.00%, 07/01/2050	$ 814,358
65,000	(GNMA Insured) 4.00%, 07/01/2048	64,231
705,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2053	741,478
		1,620,067
	Iowa - 1.3%
	Iowa Finance Auth, IA, Rev,
945,000	(GNMA/FNMA/FHLMC Insured) 3.00%, 01/01/2047	909,453
1,700,000	(GNMA/FNMA/FHLMC Insured) 3.00%, 07/01/2051	1,625,194
70,000	(GNMA/FNMA/FHLMC Insured) 3.25%, 07/01/2050	67,981
35,000	(GNMA/FNMA/FHLMC Insured) 4.00%, 07/01/2048	34,592
1,040,000	(GNMA/FNMA/FHLMC/COLL Insured) 4.00%, 07/01/2052	1,024,566
		3,661,786
	Kentucky - 0.7%
2,005,000	Kentucky Public Energy Auth, KY, Rev 5.25%, 04/01/2054(3)	2,119,024
	Louisiana - 0.9%
15,000	Louisiana Housing Corp., LA, Rev 4.50%, 12/01/2047	14,938
1,385,000	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev 2.50%, 04/01/2036	1,105,231
1,255,000	Louisiana Stadium & Exposition Dist, LA, Rev 5.25%, 07/01/2053	1,342,887
		2,463,056
	Maryland - 0.2%
625,000	Maryland State Transportation Auth, MD, Rev 4.00%, 07/01/2050	593,678
	Massachusetts - 3.3%
	Commonwealth of Massachusetts, MA, GO
120,000	3.00%, 02/01/2048	90,442
7,720,000	5.00%, 05/01/2053	8,206,597
1,180,000	Massachusetts Bay Transportation Auth Sales Tax, MA, Rev 4.00%, 07/01/2053	1,107,755
		9,404,794
	Michigan - 2.9%
700,000	Cedar Springs Public School Dist, MI, GO, (Q-SBLF Insured) 4.50%, 05/01/2049	703,496
770,000	Ferndale Public Schools, MI, GO, (Q-SBLF Insured) 5.00%, 05/01/2053	806,794
1,500,000	Fraser Public School Dist, MI, GO, (Q-SBLF Insured) 5.00%, 05/01/2048	1,567,354
210,000	Great Lakes Water Auth Sewage Disposal System, MI, Rev 5.25%, 07/01/2053	229,055
210,000	Great Lakes Water Auth Water Supply System, MI, Rev 5.25%, 07/01/2053	228,531
	Grosse Ile Township School Dist, MI, GO,
540,000	(Q-SBLF Insured) 5.00%, 05/01/2049	565,412
625,000	(Q-SBLF Insured) 5.00%, 05/01/2052	651,081
55,000	Michigan State Housing Dev Auth, MI, Rev 3.75%, 06/01/2050	54,138

27

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 78.1% - (continued)
	Michigan - 2.9% - (continued)
$ 1,540,000	Troy School Dist, MI, GO, (Q-SBLF Insured) 5.00%, 05/01/2052	$ 1,622,959
1,750,000	Wayne County Airport Auth, MI, Rev, (AGM Insured) 5.25%, 12/01/2048	1,921,088
		8,349,908
	Minnesota - 1.5%
250,000	Hennepin County Housing & Redev Auth, MN, Rev, (HUD SECT 8 FHA 221(D)(4)) 4.65%, 10/01/2026(3)	249,993
180,000	Housing & Redev Auth of The City of St Paul Minnesota, MN, Rev, (HUD SECT 8) 3.50%, 12/01/2025(3)	179,855
435,000	Minneapolis-St Paul Metropolitan Airports Commission, MN, Rev 4.25%, 01/01/2052	415,711
3,420,000	Minnesota Housing Finance Agency, MN, Rev, (GNMA/FNMA/FHLMC Insured) 3.00%, 01/01/2051	3,302,431
165,000	Washington County Community Dev Agency, MN, Rev 3.68%, 09/01/2026(3)	163,590
		4,311,580
	Mississippi - 0.4%
	Mississippi Home Corp., MS, Rev,
1,010,000	(GNMA/FNMA/FHLMC/COLL Insured) 3.00%, 12/01/2050	974,690
190,000	(GNMA/FNMA/FHLMC Insured) 3.25%, 12/01/2050	184,749
		1,159,439
	Missouri - 0.9%
875,000	Kansas City Planned Industrial Expansion Auth, MO, Rev 5.00%, 07/01/2045(3)	896,556
	Missouri Housing Dev Commission, MO, Rev,
455,000	(GNMA/FNMA/FHLMC Insured) 3.00%, 05/01/2052	438,001
345,000	(GNMA/FNMA/FHLMC Insured) 3.25%, 05/01/2051	334,790
145,000	(GNMA/FNMA/FHLMC Insured) 3.50%, 11/01/2050	141,698
205,000	(GNMA/FNMA/FHLMC Insured) 3.88%, 05/01/2050	202,248
85,000	(GNMA/FNMA/FHLMC Insured) 4.25%, 05/01/2049	84,439
65,000	(GNMA/FNMA/FHLMC Insured) 4.75%, 05/01/2049	65,144
385,000	St. Charles County Francis Howell R-III School Dist, MO, GO 2.00%, 03/01/2037	292,163
		2,455,039
	Nebraska - 0.2%
	Nebraska Investment Finance Auth, NE, Rev,
450,000	(GNMA/FNMA/FHLMC Insured) 3.00%, 09/01/2050	433,432
60,000	4.00%, 09/01/2048	59,328
		492,760
	Nevada - 0.0%
80,000	Nevada Housing Division, NV, Rev, (GNMA/FNMA/FHLMC/COLL Insured) 4.00%, 10/01/2049	79,059
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 78.1% - (continued)
	New Jersey - 0.2%
$ 430,000	New Jersey Housing & Mortgage Finance Agency, NJ, Rev, (HUD SECT 8) 3.67%, 02/01/2026	$ 424,886
25,000	New Jersey Transportation Trust Fund Auth, NJ, Rev 4.00%, 06/15/2035	25,442
		450,328
	New Mexico - 2.1%
	New Mexico Mortgage Finance Auth, NM, Rev,
725,000	(GNMA/FNMA/FHLMC Insured) 3.00%, 01/01/2051	697,198
3,620,000	(GNMA/FNMA/FHLMC Insured) 3.00%, 01/01/2052	3,472,674
110,000	(GNMA/FNMA/FHLMC Insured) 4.00%, 01/01/2049	108,776
1,885,000	(GNMA/FNMA/FHLMC Insured) 4.25%, 03/01/2053	1,871,327
		6,149,975
	New York - 7.2%
	City of New York, NY, GO
1,130,000	4.00%, 04/01/2050	1,071,995
270,000	5.00%, 03/01/2038	304,316
3,000,000	Monroe County Industrial Dev Corp., NY, Rev, (HUD SECT 8) 5.00%, 07/01/2028(3)	3,077,089
	New York City Municipal Water Finance Auth, NY, Rev
1,240,000	5.25%, 06/15/2053	1,352,107
1,750,000	5.25%, 06/15/2054	1,911,838
	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev
445,000	4.00%, 08/01/2048	425,744
1,890,000	4.00%, 02/01/2051	1,795,322
225,000	New York City Transitional Finance Auth, NY, Rev 4.38%, 05/01/2053	221,815
5,000,000	New York Power Auth, NY, Rev, (AGM Insured) 5.00%, 11/15/2053	5,358,953
950,000	New York State Dormitory Auth, NY, Rev 3.00%, 03/15/2038	839,175
125,000	New York Transportation Dev Corp., NY, Rev 5.00%, 12/01/2028	132,587
230,000	Rockland County Industrial Dev Agency, NY, Rev, (HUD SECT 8 FHA 221(D)(4)) 4.65%, 05/01/2027(3)	230,355
	Triborough Bridge & Tunnel Auth Sales Tax, NY, Rev
1,560,000	5.00%, 05/15/2053	1,652,719
1,365,000	5.25%, 05/15/2064	1,471,804
605,000	Triborough Bridge & Tunnel Auth, NY, Rev 4.50%, 05/15/2052	615,578
100,000	Westchester County Local Dev Corp., NY, Rev, (AGM Insured) 5.75%, 11/01/2053	111,827
		20,573,224
	North Carolina - 0.5%
240,000	Asheville Housing Auth, NC, Rev, (HUD SECT 8) 5.00%, 11/01/2026(3)	242,452
	North Carolina Housing Finance Agency, NC, Rev,
605,000	(GNMA/FNMA/FHLMC Insured) 4.00%, 07/01/2050	597,875
580,000	5.00%, 04/01/2029(3)	607,461
		1,447,788
	Ohio - 2.4%
430,000	Columbus-Franklin County Finance Auth, OH, Rev 5.00%, 07/01/2045(3)	438,231

28

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 78.1% - (continued)
	Ohio - 2.4% - (continued)
$ 3,015,000	Fairborn City School Dist, OH, GO 5.25%, 12/01/2053	$ 3,199,828
	Ohio Housing Finance Agency, OH, Rev
125,000	3.00%, 03/01/2052	120,319
960,000	(GNMA/FNMA/FHLMC/COLL Insured) 3.25%, 03/01/2050	932,639
125,000	(HUD SECT 8 FHA 221(D)(4)) 3.53%, 02/01/2029(3)	122,540
20,000	(GNMA/FNMA/FHLMC Insured) 4.50%, 09/01/2048	19,958
295,000	Ohio Turnpike & Infrastructure Commission, OH, Rev 0.00%, 02/15/2041(5)	137,078
1,840,000	Pickerington Local School Dist, OH, GO 5.00%, 12/01/2053	1,933,679
		6,904,272
	Oklahoma - 0.0%
120,000	Oklahoma Housing Finance Agency, OK, Rev, (GNMA/FNMA/FHLMC Insured) 4.00%, 03/01/2050	118,553
	Pennsylvania - 0.3%
600,000	Allegheny County Airport Auth, PA, Rev, (AGM Insured) 5.25%, 01/01/2053	643,413
145,000	Allegheny County Sanitary Auth, PA, Rev 5.00%, 06/01/2053	151,417
		794,830
	Rhode Island - 0.2%
555,000	Rhode Island Health & Educational Building Corp., RI, Rev 5.25%, 05/15/2054	578,963
	South Carolina - 2.1%
2,500,000	Inman Campobello Water Dist, SC, Rev, (BAM Insured) 5.00%, 06/01/2048	2,639,860
3,135,000	Patriots Energy Group Financing Agency, SC, Rev 5.25%, 10/01/2054(3)	3,296,999
45,000	Tobacco Settlement Management Auth, SC, Rev 6.38%, 05/15/2030	51,814
		5,988,673
	Tennessee - 2.8%
515,000	County of Putnam, TN, GO 2.00%, 04/01/2037	390,746
625,000	Health Educational & Housing Facility Board of the City of Memphis, TN, Rev, (HUD SECT 8) 3.55%, 12/01/2027(3)	607,670
75,000	Jackson Health Educational & Housing Facility Board, TN, Rev, (HUD SECT 8) 3.00%, 12/01/2026(3)	74,617
390,000	Johnson City Health & Educational Facs Board, TN, Rev, (HUD SECT 8) 3.60%, 12/01/2027(3)	382,845
410,000	Knoxville's Community Dev Corp., TN, Rev, (HUD SECT 8) 4.25%, 10/01/2024	410,117
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev,
1,415,000	(HUD SECT 8) 3.50%, 02/01/2048(3)	1,382,974
2,010,000	3.85%, 02/01/2045(3)	1,995,292
15,000	(NATL Insured) 4.88%, 11/01/2028	15,512
305,000	Metropolitan Nashville Airport Auth, TN, Rev 5.00%, 07/01/2052	322,077
1,795,000	Tennergy Corp., TN, Rev 4.00%, 12/01/2051(3)	1,779,962
50,000	Tennessee Housing Dev Agency, TN, Rev 4.50%, 07/01/2049	49,896
705,000	Williamson County Industrial Dev Board, TN, Rev, (HUD SECT 8) 5.00%, 05/01/2042(3)	721,185
		8,132,893
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 78.1% - (continued)
	Texas - 29.3%
$ 910,000	Aldine Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2054	$ 848,651
610,000	Alvarado Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2052	574,005
	Arlington Higher Education Finance Corp., TX, Rev,
700,000	(PSF-GTD Insured) 4.25%, 12/01/2048	668,205
200,000	(PSF-GTD Insured) 4.25%, 12/01/2053	186,471
680,000	(PSF-GTD Insured) 5.00%, 08/15/2033	728,740
200,000	(PSF-GTD Insured) 5.00%, 08/15/2048	208,736
1,840,000	Azle Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2054	1,724,654
	Bexar County Hospital Dist, TX, GO
635,000	4.25%, 02/15/2052	611,059
1,405,000	4.25%, 02/15/2053	1,346,705
280,000	Bexar County Housing Finance Corp., TX, Rev 4.05%, 03/01/2028(3)	279,600
1,235,000	Bullard Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2052	1,156,460
1,235,000	Carrizo Springs Consolidated Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 08/15/2049	1,312,985
4,825,000	Chapel Hill Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 02/15/2048	5,134,080
445,000	City of Dallas Housing Finance Corp., TX, Rev 5.00%, 07/01/2042(3)	456,076
390,000	City of Georgetown Utility System, TX, Rev, (BAM Insured) 5.25%, 08/15/2053	413,387
790,000	Cleburne Independent School Dist, TX, GO, (PSF-GTD Insured) 3.00%, 02/15/2046	602,663
	Clifton Higher Education Finance Corp., TX, Rev,
545,000	(PSF-GTD Insured) 4.25%, 04/01/2053	527,277
765,000	(PSF-GTD Insured) 4.25%, 08/15/2053	739,040
765,000	College of the Mainland, TX, GO 4.00%, 08/15/2049	707,557
1,190,000	Columbia-Brazoria Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/01/2053	1,129,936
	Community Independent School Dist, TX, GO,
330,000	(PSF-GTD Insured) 5.00%, 02/15/2048	351,381
905,000	(PSF-GTD Insured) 5.00%, 02/15/2053	952,352
505,000	County of Harris, TX, GO 5.00%, 10/01/2038	526,187
825,000	Dallas Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2053	769,036
2,165,000	Denison Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 08/01/2053	2,030,800
3,065,000	Dickinson Independent School Dist, TX, GO, (PSF-GTD Insured) 4.25%, 02/15/2053	2,986,086
375,000	Donna Independent School Dist, TX, GO, (PSF-GTD Insured) 4.13%, 02/15/2053	357,743
2,405,000	Forney Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 08/15/2053	2,240,495
380,000	Fort Worth Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2048	365,133
690,000	Georgetown Independent School Dist, TX, GO, (PSF-GTD Insured) 2.50%, 08/15/2037	560,470
1,535,000	Humble Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2054	1,446,084
1,280,000	Hurst-Euless-Bedford Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 08/15/2050	1,202,999
6,605,000	Judson Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 02/01/2053	7,016,911
1,085,000	Katy Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2053	1,001,427

29

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 78.1% - (continued)
	Texas - 29.3% - (continued)
$ 1,390,000	Lakeside Place PFC, TX, Rev, (FHA 221(D4)) 4.15%, 11/01/2026(3)	$ 1,389,828
	Lamar Consolidated Independent School Dist, TX, GO,
365,000	(PSF-GTD Insured) 3.00%, 02/15/2051	267,343
1,090,000	(PSF-GTD Insured) 4.00%, 02/15/2048	1,008,078
5,605,000	(PSF-GTD Insured) 5.00%, 02/15/2053	5,927,724
1,030,000	Liberty Hill Independent School Dist, TX, GO, (PSF-GTD Insured) 4.13%, 02/01/2053	982,775
590,000	Lockhart Independent School Dist, TX, GO, (PSF-GTD Insured) 4.13%, 08/01/2053	561,786
2,165,000	Medina Valley Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2053	2,024,832
1,850,000	Midland Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2054	1,727,009
	Montgomery Independent School Dist, TX, GO,
115,000	(PSF-GTD Insured) 4.00%, 02/15/2053	108,631
745,000	(PSF-GTD Insured) 4.25%, 02/15/2052	734,382
4,515,000	New Caney Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 02/15/2053	4,778,545
20,000	Newark Higher Education Finance Corp., TX, Rev, (PSF-GTD Insured) 5.00%, 08/15/2052	20,728
	Northwest Independent School Dist, TX, GO,
990,000	(PSF-GTD Insured) 4.13%, 08/15/2053	948,782
465,000	(PSF-GTD Insured) 5.00%, 02/15/2048	493,168
1,250,000	Pewitt Consolidated Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2053	1,165,207
3,210,000	Prosper Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2053	3,012,148
435,000	Rockwall Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/15/2053	407,512
1,105,000	Royal Independent School Dist, TX, GO, (PSF-GTD Insured) 4.25%, 02/15/2053	1,076,550
185,000	Sabine-Neches Navigation Dist, TX, GO 5.25%, 02/15/2052	195,478
1,810,000	Sherman Independent School Dist, TX, GO, (PSF-GTD Insured) 5.00%, 02/15/2053	1,915,580
1,930,000	Southwest Independent School Dist, TX, GO, (PSF-GTD Insured) 4.00%, 02/01/2053	1,808,388
1,515,000	Strategic Housing Finance Corp. of Travis County, TX, Rev 3.35%, 03/01/2046(3)	1,480,670
805,000	Temple Independent School Dist, TX, GO, (PSF-GTD Insured) 4.25%, 02/01/2047	797,708
	Texas Department of Housing & Community Affairs, TX, Rev,
585,000	(GNMA Insured) 3.00%, 01/01/2052	561,040
265,000	(GNMA Insured) 3.50%, 03/01/2051	258,486
90,000	(GNMA Insured) 4.00%, 03/01/2050	88,920
50,000	(GNMA Insured) 4.75%, 03/01/2049	50,080
330,000	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev 5.00%, 12/15/2028	339,890
5,900,000	Texas Municipal Gas Acquisition & Supply Corp. IV, TX, Rev 5.50%, 01/01/2054(3)	6,313,854
400,000	Texas State Affordable Housing Corp., TX, Rev 3.63%, 01/01/2045(3)	391,801
	Texas Water Dev Board, TX, Rev
285,000	4.80%, 10/15/2052	294,765
1,135,000	5.25%, 10/15/2051	1,228,780
440,000	White Settlement Independent School Dist, TX, GO, (PSF-GTD Insured) 4.13%, 08/15/2052	423,376
		83,947,235
	Virginia - 0.7%
365,000	Hampton Roads Transportation Accountability Commission, VA, Rev 4.00%, 07/01/2052	344,588
Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 78.1% - (continued)
	Virginia - 0.7% - (continued)
$ 660,000	Harrisonburg Redev & Housing Auth, VA, Rev 3.57%, 10/01/2045(3)		$ 644,441
1,150,000	Loudoun County Economic Dev Auth, VA, Rev 4.00%, 10/01/2052		1,108,154
			2,097,183
	Washington - 0.2%
455,000	King County Public Hospital Dist No. 2, WA, GO 5.25%, 12/01/2045		485,643
135,000	Washington State Housing Finance Commission, WA, Rev 4.00%, 12/01/2048		133,559
			619,202
	Wyoming - 0.0%
55,000	Wyoming Community Dev Auth, WY, Rev 4.00%, 06/01/2043		54,345
	Total Municipal Bonds (cost $225,941,379)		$ 224,014,935
U.S. GOVERNMENT SECURITIES - 8.4%
	U.S. Treasury Securities - 8.4%
	U.S. Treasury Bonds - 8.4%
6,247,000	3.63%, 08/15/2043		$ 5,235,767
19,958,000	4.50%, 02/15/2044		18,932,034
	Total U.S. Government Securities (cost $24,422,363)		$ 24,167,801
	Total Long-Term Investments (cost $266,552,389)		$ 264,103,820
SHORT-TERM INVESTMENTS - 6.8%
	U.S. Treasury Securities - 6.8%
	U.S. Treasury Bills - 6.8%
4,787,000	5.19%, 03/20/2025(6)		$ 4,572,022
2,162,000	5.21%, 03/20/2025(6)		2,064,907
8,533,000	5.22%, 03/20/2025(6)		8,149,793
3,670,000	5.22%, 03/20/2025(6)		3,505,185
1,267,000	5.25%, 03/20/2025(6)		1,210,101
			19,502,008
	Total Short-Term Investments (cost $19,516,006)		$ 19,502,008
	Total Investments (cost $286,068,395)	98.8%	$ 283,605,828
	Other Assets and Liabilities	1.2%	3,378,975
	Total Net Assets	100.0%	$ 286,984,803
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

30

Hartford Schroders Tax-Aware Bond ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $7,050,667, representing 2.5% of net assets.
(2)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $3,440,018 at April 30, 2024.
(5)	Security is a zero-coupon bond.
(6)	The rate shown represents current yield to maturity.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$ 15,921,084	$ —	$ 15,921,084	$ —
Municipal Bonds	224,014,935	—	224,014,935	—
U.S. Government Securities	24,167,801	—	24,167,801	—
Short-Term Investments	19,502,008	—	19,502,008	—
Total	$ 283,605,828	$ —	$ 283,605,828	$ —

(1)	For the period ended April 30, 2024, there were no transfers in and out of Level 3.
31

Hartford AAA CLO ETF (formerly, Hartford Short Duration ETF)
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 97.6%
	Other Asset-Backed Securities - 97.6%
$ 1,000,000	720 East CLO IV Ltd. 6.89%, 04/15/2037, 3 mo. USD Term SOFR + 1.60%(1)(2)	$ 1,004,040
1,000,000	720 East CLO Ltd. 7.48%, 10/15/2036, 3 mo. USD Term SOFR + 2.15%(1)(2)	1,002,227
2,000,000	AGL CLO 3 Ltd. 6.89%, 01/15/2033, 3 mo. USD Term SOFR + 1.56%(1)(2)	2,001,644
500,000	Anchorage Capital CLO 1-R Ltd. 7.04%, 04/13/2031, 3 mo. USD Term SOFR + 1.71%(1)(2)	499,114
1,000,000	Apidos CLO XL Ltd. 7.13%, 07/15/2035, 3 mo. USD Term SOFR + 1.80%(1)(2)	1,000,556
217,985	Apidos CLO XV Ltd. 6.60%, 04/20/2031, 3 mo. USD Term SOFR + 1.27%(1)(2)	218,164
211,758	Apidos CLO XX Ltd. 6.69%, 07/16/2031, 3 mo. USD Term SOFR + 1.36%(1)(2)	211,791
300,000	Apidos CLO XXIII Ltd. 6.81%, 04/15/2033, 3 mo. USD Term SOFR + 1.48%(1)(2)	300,424
600,000	Apidos CLO XXVIII 6.99%, 01/20/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	599,047
1,000,000	Apidos CLO XXXIX Ltd. 6.62%, 04/21/2035, 3 mo. USD Term SOFR + 1.30%(1)(2)	1,001,634
2,750,000	ARES LII CLO Ltd. 6.64%, 04/22/2031, 3 mo. USD Term SOFR + 1.31%(1)(2)	2,754,257
3,200,000	Ares XXVII CLO Ltd. 6.76%, 10/28/2034, 3 mo. USD Term SOFR + 1.43%(1)(2)	3,202,653
500,000	ARES XXXIIR CLO Ltd. 7.37%, 05/15/2030, 3 mo. USD Term SOFR + 2.06%(1)(2)	498,927
1,000,000	ARES XXXIX CLO Ltd. 7.64%, 04/18/2031, 3 mo. USD Term SOFR + 2.31%(1)(2)	997,129
1,600,000	Assurant CLO I Ltd. 6.77%, 10/20/2034, 3 mo. USD Term SOFR + 1.44%(1)(2)	1,600,203
300,000	Atrium XIII 7.09%, 11/21/2030, 3 mo. USD Term SOFR + 1.76%(1)(2)	299,267
1,000,000	Bain Capital Credit CLO 7.18%, 10/17/2032, 3 mo. USD Term SOFR + 1.86%(1)(2)	999,743
	Bain Capital Credit CLO Ltd.
2,000,000	6.65%, 04/18/2035, 3 mo. USD Term SOFR + 1.32%(1)(2)	1,998,672
1,500,000	6.68%, 10/17/2032, 3 mo. USD Term SOFR + 1.36%(1)(2)	1,500,445
1,000,000	6.73%, 01/22/2035, 3 mo. USD Term SOFR + 1.40%(1)(2)	999,780
2,000,000	7.16%, 04/16/2036, 3 mo. USD Term SOFR + 1.83%(1)(2)	2,010,864
	Barings CLO Ltd.
1,000,000	6.66%, 04/20/2031, 3 mo. USD Term SOFR + 1.33%(1)(2)	1,000,536
1,000,000	6.76%, 04/15/2036, 3 mo. USD Term SOFR + 1.43%(1)(2)	999,756
290,000	7.37%, 01/20/2037, 3 mo. USD Term SOFR + 2.10%(1)(2)	291,220
1,000,000	7.49%, 04/20/2031, 3 mo. USD Term SOFR + 2.16%(1)(2)	996,761
1,000,000	Barings Loan Partners CLO Ltd. 3 6.84%, 07/20/2033, 3 mo. USD Term SOFR + 1.52%(1)(2)	1,000,998
911,799	Battalion CLO XII Ltd. 6.65%, 05/17/2031, 3 mo. USD Term SOFR + 1.33%(1)(2)	911,781
1,000,000	Battalion CLO XIV Ltd. 7.44%, 01/20/2035, 3 mo. USD Term SOFR + 2.11%(1)(2)	997,543
1,283,471	Benefit Street Partners CLO XII Ltd. 6.54%, 10/15/2030, 3 mo. USD Term SOFR + 1.21%(1)(2)	1,284,599
1,200,000	Birch Grove CLO 5 Ltd. 7.87%, 04/20/2035, 3 mo. USD Term SOFR + 2.55%(1)(2)	1,201,310
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 97.6% - (continued)
	Other Asset-Backed Securities - 97.6% - (continued)
$ 1,100,000	BlueMountain CLO Ltd. 7.01%, 11/15/2030, 3 mo. USD Term SOFR + 1.70%(1)(2)	$ 1,100,494
	Carlyle Global Market Strategies CLO Ltd.
283,870	6.57%, 07/20/2031, 3 mo. USD Term SOFR + 1.24%(1)(2)	284,294
734,401	6.73%, 07/15/2031, 3 mo. USD Term SOFR + 1.40%(1)(2)	734,838
	Carlyle U.S. CLO Ltd.
1,156,874	6.59%, 04/20/2031, 3 mo. USD Term SOFR + 1.26%(1)(2)	1,158,908
500,000	6.75%, 07/15/2034, 3 mo. USD Term SOFR + 1.42%(1)(2)	500,367
1,000,000	Cedar Funding X CLO Ltd. 6.69%, 10/20/2032, 3 mo. USD Term SOFR + 1.36%(1)(2)	1,000,738
	CIFC Funding Ltd.
479,817	6.63%, 04/20/2031, 3 mo. USD Term SOFR + 1.30%(1)(2)	480,094
1,000,000	6.64%, 04/17/2035, 3 mo. USD Term SOFR + 1.32%(1)(2)	997,436
181,352	6.70%, 01/22/2031, 3 mo. USD Term SOFR + 1.37%(1)(2)	181,430
300,000	6.74%, 07/15/2036, 3 mo. USD Term SOFR + 1.41%(1)(2)	299,832
1,000,000	6.83%, 04/21/2037, 3 mo. USD Term SOFR + 1.55%(1)(2)	1,006,553
250,000	6.91%, 01/15/2034, 3 mo. USD Term SOFR + 1.58%(1)(2)	250,438
250,000	6.98%, 04/24/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	248,841
1,120,000	7.09%, 04/20/2030, 3 mo. USD Term SOFR + 1.76%(1)(2)	1,121,281
800,000	7.49%, 07/18/2031, 3 mo. USD Term SOFR + 2.16%(1)(2)	799,378
375,000	7.97%, 01/20/2037, 3 mo. USD Term SOFR + 2.65%(1)(2)	376,647
224,863	Dryden 37 Senior Loan Fund 6.69%, 01/15/2031, 3 mo. USD Term SOFR + 1.36%(1)(2)	225,098
2,000,000	Dryden 43 Senior Loan Fund 6.63%, 04/20/2034, 3 mo. USD Term SOFR + 1.30%(1)(2)	2,000,170
250,000	Dryden 53 CLO Ltd. 6.99%, 01/15/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	249,670
1,000,000	Dryden 64 CLO Ltd. 7.34%, 04/18/2031, 3 mo. USD Term SOFR + 2.01%(1)(2)	996,052
1,000,000	Dryden 68 CLO Ltd. 6.76%, 07/15/2035, 3 mo. USD Term SOFR + 1.43%(1)(2)	1,000,416
1,000,000	Dryden 94 CLO Ltd. 6.77%, 07/15/2037, 3 mo. USD Term SOFR + 1.44%(1)(2)	1,000,908
1,000,000	Elmwood CLO 14 Ltd. 6.64%, 04/20/2035, 3 mo. USD Term SOFR + 1.32%(1)(2)	996,682
1,000,000	Elmwood CLO 15 Ltd. 6.66%, 04/22/2035, 3 mo. USD Term SOFR + 1.34%(1)(2)	1,001,750
1,000,000	Elmwood CLO 19 Ltd. 7.02%, 10/17/2036, 3 mo. USD Term SOFR + 1.70%(1)(2)	1,007,051
3,000,000	Elmwood CLO 23 Ltd. 7.13%, 04/16/2036, 3 mo. USD Term SOFR + 1.80%(1)(2)	3,020,556
1,000,000	Elmwood CLO II Ltd. 6.74%, 04/20/2034, 3 mo. USD Term SOFR + 1.41%(1)(2)	1,001,000
1,000,000	Empower CLO Ltd. 6.91%, 04/25/2037, 3 mo. USD Term SOFR + 1.60%(1)(2)	1,001,042
1,180,401	Galaxy XV CLO Ltd. 6.56%, 10/15/2030, 3 mo. USD Term SOFR + 1.23%(1)(2)	1,180,633
2,000,000	GoldenTree Loan Management U.S. CLO 1 Ltd. 6.61%, 04/20/2034, 3 mo. USD Term SOFR + 1.28%(1)(2)	2,000,808

32

Hartford AAA CLO ETF (formerly, Hartford Short Duration ETF)
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 97.6% - (continued)
	Other Asset-Backed Securities - 97.6% - (continued)
$ 1,125,000	GoldenTree Loan Management U.S. CLO 6 Ltd. 6.64%, 04/20/2035, 3 mo. USD Term SOFR + 1.32%(1)(2)	$ 1,125,115
1,000,000	Golub Capital Partners CLO 66B Ltd. 7.27%, 04/25/2036, 3 mo. USD Term SOFR + 1.95%(1)(2)	1,008,149
500,000	Greenwood Park CLO Ltd. 6.99%, 04/15/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	497,753
2,000,000	Invesco CLO Ltd. 6.76%, 07/20/2035, 3 mo. USD Term SOFR + 1.44%(1)(2)	2,005,680
500,000	Invesco U.S. CLO Ltd. 7.12%, 04/21/2036, 3 mo. USD Term SOFR + 1.80%(1)(2)	500,756
2,000,000	Kings Park CLO Ltd. 6.72%, 01/21/2035, 3 mo. USD Term SOFR + 1.39%(1)(2)	2,001,730
	KKR CLO 24 Ltd.
1,440,000	6.67%, 04/20/2032, 3 mo. USD Term SOFR + 1.34%(1)(2)	1,440,492
1,000,000	7.04%, 04/20/2032, 3 mo. USD Term SOFR + 1.71%(1)(2)	1,001,631
2,100,000	KKR CLO 32 Ltd. 7.16%, 01/15/2032, 3 mo. USD Term SOFR + 1.83%(1)(2)	2,101,596
2,000,000	KKR CLO 52 Ltd. 7.23%, 07/16/2036, 3 mo. USD Term SOFR + 1.90%(1)(2)	2,003,128
500,000	LCM XXIII Ltd. 7.79%, 10/20/2029, 3 mo. USD Term SOFR + 2.46%(1)(2)	498,891
154,052	LCM XXIV Ltd. 6.57%, 03/20/2030, 3 mo. USD Term SOFR + 1.24%(1)(2)	154,310
660,000	Madison Park Funding XIX Ltd. 6.92%, 01/22/2037, 3 mo. USD Term SOFR + 1.60%(1)(2)	661,070
287,570	Madison Park Funding XVIII Ltd. 6.53%, 10/21/2030, 3 mo. USD Term SOFR + 1.20%(1)(2)	287,780
1,437,064	Madison Park Funding XXIII Ltd. 6.56%, 07/27/2031, 3 mo. USD Term SOFR + 1.23%(1)(2)	1,438,844
1,000,000	Madison Park Funding XXXII Ltd. 6.99%, 01/22/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	995,710
1,000,000	Madison Park Funding XXXVII Ltd. 6.85%, 04/15/2037, 3 mo. USD Term SOFR + 1.53%(1)(2)	1,000,528
500,000	Magnetite XV Ltd. 7.39%, 07/25/2031, 3 mo. USD Term SOFR + 2.06%(1)(2)	499,784
293,262	Magnetite XXV Ltd. 6.79%, 01/25/2032, 3 mo. USD Term SOFR + 1.46%(1)(2)	293,711
1,413,564	Neuberger Berman CLO XV 6.51%, 10/15/2029, 3 mo. USD Term SOFR + 1.18%(1)(2)	1,414,230
275,000	Neuberger Berman CLO XVIII Ltd. 7.74%, 10/21/2030, 3 mo. USD Term SOFR + 2.41%(1)(2)	274,811
248,905	Neuberger Berman Loan Advisers CLO 24 Ltd. 6.61%, 04/19/2030, 3 mo. USD Term SOFR + 1.28%(1)(2)	248,975
1,000,000	Neuberger Berman Loan Advisers CLO 34 Ltd. 6.56%, 01/20/2035, 3 mo. USD Term SOFR + 1.24%(1)(2)	1,001,425
1,550,000	Neuberger Berman Loan Advisers CLO 40 Ltd. 6.65%, 04/16/2033, 3 mo. USD Term SOFR + 1.32%(1)(2)	1,551,145
796,959	Newark BSL CLO 2 Ltd. 6.56%, 07/25/2030, 3 mo. USD Term SOFR + 1.23%(1)(2)	797,947
1,000,000	Niagara Park CLO Ltd. 6.58%, 07/17/2032, 3 mo. USD Term SOFR + 1.26%(1)(2)	1,001,952
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 97.6% - (continued)
	Other Asset-Backed Securities - 97.6% - (continued)
	Oaktree CLO Ltd.
$ 500,000	6.75%, 07/15/2034, 3 mo. USD Term SOFR + 1.42%(1)(2)	$ 500,201
500,000	7.23%, 04/15/2036, 3 mo. USD Term SOFR + 1.90%(1)(2)	500,918
	OCP CLO Ltd.
1,000,000	6.58%, 01/15/2033, 3 mo. USD Term SOFR + 1.25%(1)(2)	1,000,597
1,000,000	6.60%, 04/18/2033, 3 mo. USD Term SOFR + 1.27%(1)(2)	998,249
250,000	6.68%, 07/20/2032, 3 mo. USD Term SOFR + 1.35%(1)(2)	250,169
500,000	7.29%, 10/20/2034, 3 mo. USD Term SOFR + 1.96%(1)(2)	502,793
635,000	Octagon 63 Ltd. 7.00%, 07/20/2037, 3 mo. USD Term SOFR + 1.71%(1)(2)	635,333
2,080,000	Octagon 67 Ltd. 7.12%, 04/25/2036, 3 mo. USD Term SOFR + 1.80%(1)(2)	2,083,401
190,295	Octagon Investment Partners 30 Ltd. 6.59%, 03/17/2030, 3 mo. USD Term SOFR + 1.26%(1)(2)	190,486
250,000	Octagon Investment Partners XV Ltd. 7.09%, 07/19/2030, 3 mo. USD Term SOFR + 1.76%(1)(2)	249,459
250,000	Octagon Investment Partners XXI Ltd. 7.32%, 02/14/2031, 3 mo. USD Term SOFR + 2.01%(1)(2)	245,872
	Palmer Square CLO Ltd.
2,000,000	6.64%, 04/20/2035, 3 mo. USD Term SOFR + 1.32%(1)(2)	2,002,470
1,250,000	7.22%, 01/20/2036, 3 mo. USD Term SOFR + 1.90%(1)(2)	1,251,954
250,000	7.32%, 07/20/2035, 3 mo. USD Term SOFR + 2.00%(1)(2)	250,077
840,308	Race Point IX CLO Ltd. 6.53%, 10/15/2030, 3 mo. USD Term SOFR + 1.20%(1)(2)	840,081
250,000	Regatta XIX Funding Ltd. 6.64%, 04/20/2035, 3 mo. USD Term SOFR + 1.32%(1)(2)	250,125
1,500,000	RRX 7 Ltd. 6.69%, 07/15/2035, 3 mo. USD Term SOFR + 1.36%(1)(2)	1,503,075
325,000	Stratus Static CLO Ltd. 7.22%, 10/20/2031, 3 mo. USD Term SOFR + 1.90%(1)(2)	325,068
800,000	Symphony CLO 38 Ltd. 7.12%, 04/24/2036, 3 mo. USD Term SOFR + 1.80%(1)(2)	801,302
880,265	TCI-Flatiron CLO Ltd. 6.42%, 01/17/2032, 3 mo. USD Term SOFR + 1.10%(1)(2)	880,226
1,000,000	Texas Debt Capital CLO Ltd. 7.12%, 04/20/2036, 3 mo. USD Term SOFR + 1.80%(1)(2)	1,005,140
2,000,000	Thayer Park CLO Ltd. 6.63%, 04/20/2034, 3 mo. USD Term SOFR + 1.30%(1)(2)	2,001,384
1,650,000	Venture XXX CLO Ltd. 7.29%, 01/15/2031, 3 mo. USD Term SOFR + 1.96%(1)(2)	1,647,819
	Voya CLO Ltd.
1,000,000	6.63%, 04/20/2034, 3 mo. USD Term SOFR + 1.30%(1)(2)	1,000,386
1,096,903	6.65%, 04/15/2031, 3 mo. USD Term SOFR + 1.32%(1)(2)	1,097,352
	Total Asset & Commercial Mortgage-Backed Securities (cost $108,471,014)	$ 108,429,570

33

Hartford AAA CLO ETF (formerly, Hartford Short Duration ETF)
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.6%
$ 628,446	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $628,539; collateralized by U.S. Treasury Note at 0.50%, maturing 10/31/2027, with a market value of $641,017		$ 628,446
	Total Short-Term Investments (cost $628,446)		$ 628,446
	Total Investments (cost $109,099,460)	98.2%	$ 109,058,016
	Other Assets and Liabilities	1.8%	1,979,104
	Total Net Assets	100.0%	$ 111,037,120
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $108,429,570, representing 97.7% of net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2024. Base lending rates may be subject to a floor or cap.

Foreign Currency Contracts Outstanding at April 30, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
222,000	EUR	237,806	USD	DEUT	05/08/2024	$ (358)
240,542	USD	222,000	EUR	DEUT	05/08/2024	3,094
238,063	USD	222,000	EUR	DEUT	06/04/2024	354
Total foreign currency contracts						$ 3,090
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 108,429,570	$ —	$ 108,429,570	$ —
Short-Term Investments	628,446	—	628,446	—
Foreign Currency Contracts(2)	3,448	—	3,448	—
Total	$ 109,061,464	$ —	$ 109,061,464	$ —
Liabilities
Foreign Currency Contracts(2)	$ (358)	$ —	$ (358)	$ —
Total	$ (358)	$ —	$ (358)	$ —

(1)	For the period ended April 30, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
34

Hartford Sustainable Income ETF
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.9%
	Asset-Backed - Automobile - 0.1%
$ 50,000	Exeter Automobile Receivables Trust 12.07%, 09/16/2030(1)	$ 55,207
	Commercial Mortgage-Backed Securities - 1.7%
100,000	BAMLL Commercial Mortgage Securities Trust 3.84%, 11/05/2032(1)(2)	38,183
40,000	Benchmark Mortgage Trust 7.64%, 12/15/2056(2)	41,469
90,000	BPR Trust 8.63%, 11/05/2028(1)(2)	90,930
17,425	BX Trust 9.02%, 08/15/2039, 1 mo. USD Term SOFR + 3.70%(1)(3)	17,490
75,000	Citigroup Commercial Mortgage Trust 3.00%, 11/15/2049(1)	50,167
90,000	COMM Mortgage Trust 3.99%, 03/10/2046(1)(2)	67,938
	DC Trust
70,000	8.48%, 04/13/2028(1)(2)	69,384
85,000	10.31%, 04/13/2028(1)(2)	84,022
215,000	GS Mortgage Securities Corp. II 7.53%, 03/10/2041(1)(2)	208,553
125,000	GS Mortgage Securities Corp. Trust 2.95%, 11/05/2034(1)	93,660
100,000	HTL Commercial Mortgage Trust 11.93%, 05/10/2039(1)(2)	99,368
	MSWF Commercial Mortgage Trust
65,000	4.00%, 12/15/2056(1)	44,491
30,000	7.25%, 12/15/2056(2)	29,279
		934,934
	Other Asset-Backed Securities - 4.3%
150,000	720 East CLO Ltd. 10.48%, 10/15/2036, 3 mo. USD Term SOFR + 5.15%(1)(3)	154,066
87,169	AASET U.S. Ltd. 3.84%, 01/16/2038(1)	62,500
549,000	AMMC CLO 22 Ltd. 11.34%, 04/25/2031, 3 mo. USD Term SOFR + 6.01%(1)(3)	536,344
250,000	Bain Capital Credit CLO Ltd. 10.57%, 07/24/2036, 3 mo. USD Term SOFR + 5.25%(1)(3)	253,424
250,000	GoldenTree Loan Management U.S. CLO 16 Ltd. 11.82%, 01/20/2034, 3 mo. USD Term SOFR + 6.50%(1)(3)	252,304
48,890	HINNT LLC 8.00%, 03/15/2043(1)	45,182
	Home RE Ltd.
150,000	9.93%, 10/25/2033, 30 day USD SOFR Average + 4.60%(1)(3)	157,530
165,000	10.83%, 10/25/2034, 30 day USD SOFR Average + 5.50%(1)(3)	175,402
244,048	Horizon Aircraft Finance III Ltd. 4.46%, 11/15/2039(1)	122,021
250,000	Invesco U.S. CLO Ltd. 12.19%, 04/22/2037, 3 mo. USD Term SOFR + 6.90%(1)(3)	250,564
250,000	Symphony CLO XVIII Ltd. 8.84%, 07/23/2033, 3 mo. USD Term SOFR + 3.51%(1)(3)	242,884
100,000	Tricon Residential Trust 4.13%, 07/17/2038(1)	89,923
		2,342,144
	Whole Loan Collateral CMO - 3.8%
	Federal National Mortgage Association Connecticut Avenue Securities
35,000	8.03%, 01/25/2044, 30 day USD SOFR Average + 2.70%(1)(3)	35,270
15,000	9.23%, 07/25/2043, 30 day USD SOFR Average + 3.90%(1)(3)	15,708
143,469	9.54%, 07/25/2039, 30 day USD SOFR Average + 4.21%(1)(3)	150,202
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.9% - (continued)
	Whole Loan Collateral CMO - 3.8% - (continued)
$ 85,000	10.08%, 09/25/2042, 30 day USD SOFR Average + 4.75%(1)(3)	$ 92,862
25,000	10.08%, 06/25/2043, 30 day USD SOFR Average + 4.75%(1)(3)	27,023
25,000	10.58%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(3)	27,165
200,000	10.83%, 12/25/2041, 30 day USD SOFR Average + 5.50%(1)(3)	208,839
200,000	11.33%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(3)	209,825
205,000	11.33%, 12/25/2041, 30 day USD SOFR Average + 6.00%(1)(3)	215,465
190,000	11.53%, 11/25/2041, 30 day USD SOFR Average + 6.20%(1)(3)	199,737
44,000	12.33%, 04/25/2042, 30 day USD SOFR Average + 7.00%(1)(3)	47,883
24,554	17.19%, 08/25/2028, 30 day USD SOFR Average + 11.86%(3)	28,106
	PRET LLC
200,000	3.97%, 09/25/2051(1)(4)	180,947
105,000	5.07%, 07/25/2051(1)(4)	96,525
100,000	Pretium Mortgage Credit Partners LLC 5.44%, 01/25/2052(1)(4)	92,190
	PRPM LLC
200,000	3.60%, 09/25/2026(1)(2)	179,883
112,496	3.72%, 06/25/2026(1)(4)	104,997
200,000	VCAT LLC 3.97%, 09/25/2051(1)(4)	184,770
		2,097,397
	Total Asset & Commercial Mortgage-Backed Securities (cost $5,404,334)	$ 5,429,682
CONVERTIBLE BONDS - 3.6%
	Auto Manufacturers - 0.0%
15,000	Rivian Automotive, Inc. 3.63%, 10/15/2030(1)	$ 8,727
	Biotechnology - 0.4%
60,000	Alnylam Pharmaceuticals, Inc. 1.00%, 09/15/2027	55,068
45,000	BioMarin Pharmaceutical, Inc. 1.25%, 05/15/2027	43,852
29,000	Immunocore Holdings PLC 2.50%, 02/01/2030(1)	28,609
62,000	Ionis Pharmaceuticals, Inc. 1.75%, 06/15/2028(1)	62,868
		190,397
	Commercial Services - 0.6%
28,000	Block, Inc. 0.13%, 03/01/2025	27,698
67,000	Global Payments, Inc. 1.50%, 03/01/2031(1)	66,598
	Nexi SpA
EUR 100,000	0.00%, 02/24/2028(5)(6)	90,334
100,000	1.75%, 04/24/2027(5)	98,235
$ 63,000	Shift4 Payments, Inc. 0.00%, 12/15/2025(6)	64,852
		347,717
	Electric - 0.1%
42,000	Atlantica Sustainable Infrastructure Jersey Ltd. 4.00%, 07/15/2025	40,369
	Energy-Alternate Sources - 0.4%
114,000	Enphase Energy, Inc. 0.00%, 03/01/2028(6)	94,445
30,000	Maxeon Solar Technologies Ltd. 6.50%, 07/15/2025	11,664
60,000	NextEra Energy Partners LP 0.00%, 11/15/2025(1)(6)	53,580

35

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 3.6% - (continued)
	Energy-Alternate Sources - 0.4% - (continued)
$ 67,000	SolarEdge Technologies, Inc. 0.00%, 09/15/2025(6)	$ 60,868
30,000	Stem, Inc. 0.50%, 12/01/2028(1)	13,696
		234,253
	Healthcare - Products - 0.3%
67,000	Exact Sciences Corp. 2.00%, 03/01/2030(1)	68,843
103,000	Insulet Corp. 0.38%, 09/01/2026	105,817
		174,660
	Internet - 0.4%
	Etsy, Inc.
32,000	0.13%, 10/01/2026	33,584
53,000	0.25%, 06/15/2028	41,658
54,000	Sea Ltd. 2.38%, 12/01/2025	56,619
45,000	Shopify, Inc. 0.13%, 11/01/2025	42,165
22,000	Uber Technologies, Inc. 0.00%, 12/15/2025(6)	22,825
		196,851
	IT Services - 0.3%
	Rapid7, Inc.
30,000	0.25%, 03/15/2027	25,856
50,000	2.25%, 05/01/2025	50,000
44,000	Seagate HDD Cayman 3.50%, 06/01/2028(1)	52,624
40,000	Zscaler, Inc. 0.13%, 07/01/2025	50,640
		179,120
	Machinery-Diversified - 0.1%
66,000	Middleby Corp. 1.00%, 09/01/2025	77,322
	Pharmaceuticals - 0.2%
80,000	Dexcom, Inc. 0.25%, 11/15/2025	83,757
	Real Estate Investment Trusts - 0.3%
68,000	HAT Holdings I LLC/HAT Holdings II LLC 3.75%, 08/15/2028(1)	73,848
	Rexford Industrial Realty LP
38,000	4.13%, 03/15/2029(1)	36,631
38,000	4.38%, 03/15/2027(1)	36,939
		147,418
	Semiconductors - 0.1%
40,000	ON Semiconductor Corp. 0.50%, 03/01/2029	38,600
	Software - 0.4%
50,000	Bill Holdings, Inc. 0.00%, 12/01/2025(6)	46,100
49,000	Datadog, Inc. 0.13%, 06/15/2025	69,850
92,000	Dayforce, Inc. 0.25%, 03/15/2026	83,444
45,000	Health Catalyst, Inc. 2.50%, 04/15/2025	42,750
		242,144
	Total Convertible Bonds (cost $2,107,240)	$ 1,961,335
CORPORATE BONDS - 44.9%
	Advertising - 0.7%
	Clear Channel Outdoor Holdings, Inc.
22,000	7.50%, 06/01/2029(1)	$ 17,735
15,000	7.88%, 04/01/2030(1)	14,710
120,000	9.00%, 09/15/2028(1)	123,426
	Lamar Media Corp.
125,000	3.63%, 01/15/2031	106,636
145,000	3.75%, 02/15/2028	133,856
		396,363
	Agriculture - 0.0%
15,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(1)	14,574
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.9% - (continued)
	Auto Manufacturers - 0.0%
$ 25,000	Ford Motor Co. 3.25%, 02/12/2032	$ 20,141
	Auto Parts & Equipment - 0.6%
20,000	Clarios Global LP/Clarios U.S. Finance Co. 6.75%, 05/15/2028(1)	20,041
EUR 300,000	Forvia SE 3.75%, 06/15/2028(5)	310,290
		330,331
	Beverages - 0.4%
$ 236,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(1)	220,369
	Chemicals - 0.5%
80,000	Avient Corp. 7.13%, 08/01/2030(1)	80,956
EUR 100,000	Itelyum Regeneration SpA 4.63%, 10/01/2026(5)	103,711
100,000	Olympus Water U.S. Holding Corp. 9.63%, 11/15/2028(5)	113,656
		298,323
	Commercial Banks - 8.9%
200,000	Abanca Corp. Bancaria SA 10.63%, 07/14/2028, (10.63% fixed rate until 07/14/2028; 5 yr. EUR Swap + 7.64% thereafter)(5)(7)(8)	236,095
300,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(5)(7)	338,809
100,000	Banco de Credito Social Cooperativo SA 5.25%, 11/27/2031, (5.25% fixed rate until 05/27/2026; 5 yr. EUR Swap + 5.42% thereafter)(5)(7)	102,781
	BNP Paribas SA
$ 200,000	7.38%, 08/19/2025, (7.38% fixed rate until 08/19/2025; 5 yr. USD Swap + 5.15% thereafter)(5)(7)(8)	199,881
200,000	8.50%, 08/14/2028, (8.50% fixed rate until 08/14/2028; 5 yr. USD CMT + 4.35% thereafter)(1)(7)(8)	206,774
45,000	Citizens Financial Group, Inc. 6.65%, 04/25/2035, (6.65% fixed rate until 04/25/2034; 6 mo. USD SOFR + 2.33% thereafter)(7)	45,147
EUR 400,000	Cooperatieve Rabobank UA 3.25%, 12/29/2026, (3.25% fixed rate until 12/29/2026; 5 yr. EUR Swap + 3.70% thereafter)(5)(7)(8)	391,707
400,000	Credit Agricole SA 7.25%, 09/23/2028, (7.25% fixed rate until 09/23/2028; 5 yr. EURIBOR ICE Swap + 4.44% thereafter)(5)(7)(8)	446,797
300,000	Credit Mutuel Arkea SA 1.25%, 06/11/2029, (1.25% fixed rate until 06/11/2028; 3 mo. EURIBOR + 1.50% thereafter)(5)(7)	287,896
100,000	Danske Bank AS 4.63%, 05/14/2034, (4.63% fixed rate until 02/14/2029; 5 yr. EURIBOR ICE Swap + 1.95% thereafter)(5)(7)	106,304
200,000	Deutsche Bank AG 4.50%, 11/30/2026, (4.50% fixed rate until 11/30/2026; 5 yr. EURIBOR ICE Swap + 4.55% thereafter)(5)(7)(8)	181,725
	Freedom Mortgage Corp.
$ 140,000	12.00%, 10/01/2028(1)	150,231
165,000	12.25%, 10/01/2030(1)	179,018

36

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.9% - (continued)
	Commercial Banks - 8.9% - (continued)
$ 200,000	Intesa Sanpaolo SpA 7.80%, 11/28/2053(1)	$ 214,710
EUR 200,000	KBC Group NV 4.25%, 10/24/2025, (4.25% fixed rate until 10/24/2025; 5 yr. EUR Swap + 3.59% thereafter)(5)(7)(8)	203,425
100,000	Permanent TSB Group Holdings PLC 3.00%, 08/19/2031, (3.00% fixed rate until 05/19/2026; 5 yr. EUR Swap + 3.22% thereafter)(5)(7)	101,044
	Societe Generale SA
$ 400,000	4.75%, 05/26/2026, (4.75% fixed rate until 05/26/2026; 5 yr. USD CMT + 3.93% thereafter)(1)(7)(8)	355,306
200,000	10.00%, 11/14/2028, (10.00% fixed rate until 11/14/2028; 5 yr. USD CMT + 5.45% thereafter)(1)(7)(8)	209,530
	UBS Group AG
200,000	4.88%, 02/12/2027, (4.88% fixed rate until 02/12/2027; 5 yr. USD CMT + 3.40% thereafter)(5)(7)(8)	179,548
230,000	5.70%, 02/08/2035, (5.70% fixed rate until 02/08/2034; 1 yr. USD CMT + 1.77% thereafter)(1)(7)	222,938
200,000	9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(1)(7)(8)	219,507
GBP 200,000	Virgin Money U.K. PLC 11.00%, 12/08/2028, (11.00% fixed rate until 12/08/2028; 5 yr. U.K. Government Bond + 6.99% thereafter)(5)(7)(8)	277,617
		4,856,790
	Commercial Services - 2.5%
	Block, Inc.
$ 45,000	2.75%, 06/01/2026	42,164
150,000	3.50%, 06/01/2031	126,713
EUR 100,000	Boels Topholding BV 5.75%, 05/15/2030(1)	106,929
100,000	Loxam SAS 6.38%, 05/31/2029(1)	110,353
200,000	PeopleCert Wisdom Issuer PLC 5.75%, 09/15/2026(5)	212,888
175,000	Q-Park Holding I BV 5.13%, 03/01/2029(1)	188,054
$ 250,000	StoneCo Ltd. 3.95%, 06/16/2028(5)	214,575
	United Rentals North America, Inc.
29,000	3.75%, 01/15/2032	24,768
35,000	4.88%, 01/15/2028	33,589
40,000	6.13%, 03/15/2034(1)	39,072
EUR 255,000	Verisure Holding AB 3.25%, 02/15/2027(5)	261,412
		1,360,517
	Construction Materials - 0.5%
100,000	EMRLD Borrower LP/Emerald Co.-Issuer, Inc. 6.38%, 12/15/2030(1)	111,731
$ 155,000	Standard Industries, Inc. 4.75%, 01/15/2028(1)	146,207
		257,938
	Distribution/Wholesale - 0.1%
45,000	Ritchie Bros Holdings, Inc. 7.75%, 03/15/2031(1)	46,669
	Diversified Financial Services - 1.3%
249,000	Charles Schwab Corp. 4.00%, 06/01/2026, (4.00% fixed rate until 06/01/2026; 5 yr. USD CMT + 3.17% thereafter)(7)(8)	229,630
	Credit Acceptance Corp.
20,000	6.63%, 03/15/2026	19,939
115,000	9.25%, 12/15/2028(1)	121,930
	OneMain Finance Corp.
15,000	6.88%, 03/15/2025	15,103
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.9% - (continued)
	Diversified Financial Services - 1.3% - (continued)
$ 50,000	7.88%, 03/15/2030	$ 51,020
250,000	Unifin Financiera SAB de CV 9.88%, 01/28/2029(5)(9)	17,375
300,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(1)	278,699
		733,696
	Electric - 3.1%
200,000	Adani Electricity Mumbai Ltd. 3.95%, 02/12/2030(5)	165,054
400,000	Adani Green Energy Ltd. 4.38%, 09/08/2024(1)	395,447
	Clearway Energy Operating LLC
180,000	3.75%, 01/15/2032(1)	149,051
210,000	4.75%, 03/15/2028(1)	198,004
200,000	Instituto Costarricense de Electricidad 6.75%, 10/07/2031(1)	198,600
200,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(5)	191,500
400,000	Zorlu Yenilenebilir Enerji AS 9.00%, 06/01/2026(5)	391,120
		1,688,776
	Electrical Components & Equipment - 0.3%
EUR 100,000	Energizer Gamma Acquisition BV 3.50%, 06/30/2029(5)	95,194
$ 100,000	Energizer Holdings, Inc. 4.38%, 03/31/2029(1)	88,157
		183,351
	Energy-Alternate Sources - 2.3%
	Energo-Pro AS
215,000	8.50%, 02/04/2027(1)	215,032
200,000	11.00%, 11/02/2028(1)	216,432
400,000	FS Luxembourg SARL 8.88%, 02/12/2031(1)	380,772
182,000	Greenko Dutch BV 3.85%, 03/29/2026(5)	169,715
275,000	Greenko Solar Mauritius Ltd. 5.55%, 01/29/2025(1)	271,219
		1,253,170
	Engineering & Construction - 1.0%
EUR 100,000	Cellnex Telecom SA 1.75%, 10/23/2030(5)	92,544
GBP 100,000	Heathrow Finance PLC 3.88%, 03/01/2027(4)(5)	116,836
	IHS Holding Ltd.
$ 200,000	6.25%, 11/29/2028(1)	172,500
200,000	6.25%, 11/29/2028(5)	172,500
		554,380
	Entertainment - 0.3%
	Caesars Entertainment, Inc.
20,000	4.63%, 10/15/2029(1)	17,847
30,000	6.50%, 02/15/2032(1)	29,572
30,000	8.13%, 07/01/2027(1)	30,399
68,000	Cinemark USA, Inc. 5.25%, 07/15/2028(1)	63,157
		140,975
	Environmental Control - 0.3%
5,000	Covanta Holding Corp. 4.88%, 12/01/2029(1)	4,382
200,000	Stericycle, Inc. 3.88%, 01/15/2029(1)	177,713
		182,095
	Food - 0.2%
GBP 100,000	Iceland Bondco PLC 10.88%, 12/15/2027(5)	128,082
	Food Service - 0.5%
EUR 300,000	Elior Group SA 3.75%, 07/15/2026(5)	299,655

37

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.9% - (continued)
	Forest Products & Paper - 0.4%
$ 200,000	Suzano Austria GmbH 7.00%, 03/16/2047(5)	$ 202,107
	Healthcare - Products - 0.8%
EUR 200,000	Avantor Funding, Inc. 3.88%, 07/15/2028(5)	207,434
$ 80,000	Bausch & Lomb Corp. 8.38%, 10/01/2028(1)(10)	82,500
180,000	Medline Borrower LP 3.88%, 04/01/2029(1)	161,546
		451,480
	Healthcare - Services - 0.8%
	CHS/Community Health Systems, Inc.
40,000	4.75%, 02/15/2031(1)	31,221
5,000	8.00%, 03/15/2026(1)	4,977
10,000	HCA, Inc. 7.50%, 11/15/2095	10,694
EUR 100,000	IQVIA, Inc. 2.25%, 01/15/2028(1)	99,199
$ 200,000	Rede D'or Finance SARL 4.50%, 01/22/2030(5)	175,802
40,000	Surgery Center Holdings, Inc. 7.25%, 04/15/2032(1)	39,898
105,000	Tenet Healthcare Corp. 6.13%, 06/15/2030	102,820
		464,611
	Insurance - 0.7%
30,000	Acrisure LLC/Acrisure Finance, Inc. 4.25%, 02/15/2029(1)	26,886
45,000	HUB International Ltd. 7.38%, 01/31/2032(1)	44,586
200,000	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 5.88%, 05/23/2042, (5.88% fixed rate until 11/23/2031; 5 yr. USD CMT + 3.98% thereafter)(1)(7)	198,250
EUR 100,000	Sogecap SA 6.50%, 05/16/2044, (6.50% fixed rate until 11/16/2033; 3 mo. EURIBOR + 4.40% thereafter)(5)(7)	115,573
		385,295
	Internet - 1.5%
	Cerved Group SpA
100,000	6.00%, 02/15/2029(5)	99,203
205,000	9.19%, 02/15/2029, 3 mo. EURIBOR + 5.25%(3)(5)	210,571
	Gen Digital, Inc.
$ 30,000	6.75%, 09/30/2027(1)	30,098
60,000	7.13%, 09/30/2030(1)	60,667
235,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 03/01/2029(1)	208,399
100,000	Uber Technologies, Inc. 4.50%, 08/15/2029(1)	93,185
EUR 100,000	United Group BV 6.75%, 02/15/2031(1)	109,439
		811,562
	Iron/Steel - 0.1%
$ 40,000	ATI, Inc. 7.25%, 08/15/2030	40,922
	IT Services - 0.7%
213,000	McAfee Corp. 7.38%, 02/15/2030(1)	197,339
160,000	Presidio Holdings, Inc. 8.25%, 02/01/2028(1)	161,789
		359,128
	Leisure Time - 0.5%
	Carnival Corp.
60,000	6.00%, 05/01/2029(1)	58,140
125,000	10.50%, 06/01/2030(1)	135,930
80,000	Royal Caribbean Cruises Ltd. 7.25%, 01/15/2030(1)	82,300
		276,370
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.9% - (continued)
	Media - 1.8%
$ 125,000	Cable One, Inc. 4.00%, 11/15/2030(1)(11)	$ 95,468
20,000	DISH DBS Corp. 5.75%, 12/01/2028(1)	13,509
120,000	Scripps Escrow II, Inc. 5.38%, 01/15/2031(1)(10)(11)	70,801
225,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(1)(10)	176,936
65,000	Videotron Ltd. 3.63%, 06/15/2029(1)	57,970
GBP 100,000	Virgin Media Secured Finance PLC 4.25%, 01/15/2030(5)	105,421
100,000	Virgin Media Vendor Financing Notes III DAC 4.88%, 07/15/2028(5)	111,604
$ 200,000	VTR Finance NV 6.38%, 07/15/2028(5)	141,348
EUR 210,000	Ziggo BV 2.88%, 01/15/2030(5)	197,830
		970,887
	Metal Fabricate/Hardware - 0.2%
	Advanced Drainage Systems, Inc.
$ 100,000	5.00%, 09/30/2027(1)	96,830
30,000	6.38%, 06/15/2030(1)	29,768
		126,598
	Mining - 1.3%
300,000	Constellium SE 3.75%, 04/15/2029(1)	265,950
120,000	FMG Resources August 2006 Pty. Ltd. 6.13%, 04/15/2032(1)	116,323
315,000	WE Soda Investments Holding PLC 9.50%, 10/06/2028(1)	324,427
		706,700
	Multi-National - 0.4%
BRL 515,000	European Investment Bank 9.25%, 01/28/2027(5)	98,954
MXN 2,160,000	International Bank for Reconstruction & Development 5.65%, 06/03/2027	110,031
		208,985
	Packaging & Containers - 1.4%
EUR 100,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC 3.00%, 09/01/2029(5)	85,635
GBP 100,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.75%, 07/15/2027(5)	60,729
$ 100,000	Clydesdale Acquisition Holdings, Inc. 6.63%, 04/15/2029(1)	99,728
60,000	Owens-Brockway Glass Container, Inc. 7.25%, 05/15/2031(1)	59,992
200,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.50%, 08/02/2028(5)	170,190
	Trivium Packaging Finance BV
EUR 110,000	3.75%, 08/15/2026(5)	114,458
$ 200,000	8.50%, 08/15/2027(1)	198,030
		788,762
	Pharmaceuticals - 0.8%
45,000	Bausch Health Cos., Inc. 11.00%, 09/30/2028(1)	34,879
	Prestige Brands, Inc.
40,000	3.75%, 04/01/2031(1)	34,037
25,000	5.13%, 01/15/2028(1)	24,019
	Teva Pharmaceutical Finance Netherlands II BV
EUR 200,000	3.75%, 05/09/2027	207,982
120,000	4.38%, 05/09/2030	122,657
		423,574
	Real Estate - 1.9%
GBP 200,000	Canary Wharf Group Investment Holdings PLC 3.38%, 04/23/2028(5)	184,663

38

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.9% - (continued)
	Real Estate - 1.9% - (continued)
EUR 100,000	Castellum AB 3.13%, 12/02/2026, (3.13% fixed rate until 12/02/2026; 5 yr. EUR Swap + 3.45% thereafter)(5)(7)(8)	$ 92,758
$ 200,000	CIFI Holdings Group Co. Ltd. 4.38%, 04/12/2027(5)(9)	16,000
400,000	Country Garden Holdings Co. Ltd. 3.88%, 10/22/2030(5)(9)	21,384
EUR 100,000	Emeria SASU 7.75%, 03/31/2028(1)	102,942
$ 200,000	Fuqing Investment Management Ltd. 3.25%, 06/23/2025(5)	177,183
	Peach Property Finance GmbH
EUR 200,000	4.38%, 11/15/2025(5)	183,194
100,000	4.38%, 11/15/2025(1)	91,597
$ 200,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(5)	163,105
		1,032,826
	Real Estate Investment Trusts - 1.7%
EUR 100,000	alstria office REIT-AG 1.50%, 06/23/2026(5)	93,581
	Brandywine Operating Partnership LP
$ 197,000	3.95%, 11/15/2027	176,299
60,000	8.05%, 03/15/2028(4)	61,053
80,000	8.88%, 04/12/2029	81,975
GBP 55,000	Hammerson PLC 7.25%, 04/21/2028(5)	70,511
$ 100,000	HAT Holdings I LLC/HAT Holdings II LLC 6.00%, 04/15/2025(1)	99,437
	Piedmont Operating Partnership LP
25,000	2.75%, 04/01/2032	17,575
185,000	3.15%, 08/15/2030	142,787
200,000	Trust Fibra Uno 6.39%, 01/15/2050(5)	154,905
35,000	WEA Finance LLC 3.50%, 06/15/2029(1)	30,554
		928,677
	Retail - 1.4%
GBP 100,000	B&M European Value Retail SA 4.00%, 11/15/2028(5)	115,298
$ 200,000	Jollibee Worldwide Pte. Ltd. 3.90%, 01/23/2025, (3.90% fixed rate until 01/23/2025; 5 yr. USD CMT + 4.78% thereafter)(5)(7)(8)	194,720
83,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	76,210
120,000	Michaels Cos., Inc. 5.25%, 05/01/2028(1)	101,608
130,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 6.38%, 09/30/2026(1)	128,610
199,000	Yum! Brands, Inc. 3.63%, 03/15/2031	171,956
		788,402
	Software - 1.2%
262,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	235,878
120,000	Dun & Bradstreet Corp. 5.00%, 12/15/2029(1)	109,312
	Open Text Corp.
165,000	3.88%, 02/15/2028(1)	150,818
15,000	3.88%, 12/01/2029(1)	13,130
70,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	60,003
80,000	UKG, Inc. 6.88%, 02/01/2031(1)	80,305
		649,446
	Telecommunications - 2.3%
	Altice France SA
EUR 100,000	4.13%, 01/15/2029(5)	69,377
100,000	5.88%, 02/01/2027(5)	77,253
$ 200,000	Axian Telecom 7.38%, 02/16/2027(1)	193,340
EUR 200,000	Eolo SpA 4.88%, 10/21/2028(5)	185,248
125,000	Eutelsat SA 9.75%, 04/13/2029(1)	135,669
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 44.9% - (continued)
	Telecommunications - 2.3% - (continued)
	Frontier Communications Holdings LLC
$ 80,000	5.00%, 05/01/2028(1)	$ 73,525
95,000	5.88%, 10/15/2027(1)	90,998
20,000	6.75%, 05/01/2029(1)	17,589
200,000	Liquid Telecommunications Financing PLC 5.50%, 09/04/2026(5)	117,000
180,000	Millicom International Cellular SA 6.25%, 03/25/2029(5)	169,321
	Telecom Italia Capital SA
95,000	7.20%, 07/18/2036	85,954
22,000	7.72%, 06/04/2038	20,453
		1,235,727
	Transportation - 0.4%
230,000	Rumo Luxembourg SARL 5.25%, 01/10/2028(5)	218,615
	Water - 1.1%
	Aegea Finance SARL
400,000	6.75%, 05/20/2029(1)	386,970
200,000	6.75%, 05/20/2029(5)	193,485
		580,455
	Total Corporate Bonds (cost $25,772,959)	$ 24,617,324
FOREIGN GOVERNMENT OBLIGATIONS - 5.6%
	Chile - 0.2%
CLP 130,000,000	Bonos de la Tesoreria de la Republica en pesos 4.70%, 09/01/2030(5)	$ 126,322
	Colombia - 1.0%
	Colombia Government International Bonds
EUR 100,000	3.88%, 03/22/2026	105,345
$ 440,000	5.00%, 06/15/2045	303,017
COP 580,100,000	Colombia TES 7.00%, 06/30/2032	121,207
		529,569
	Czech Republic - 0.2%
CZK 3,110,000	Czech Republic Government Bonds 2.50%, 08/25/2028(5)	123,066
	Gabon - 0.4%
$ 200,000	Gabon Government International Bonds 6.95%, 06/16/2025(5)	192,180
	Hungary - 0.2%
HUF 54,210,000	Hungary Government Bonds 3.00%, 08/21/2030	117,508
	Israel - 0.3%
$ 200,000	Israel Government International Bonds 5.75%, 03/12/2054	180,322
	Ivory Coast - 0.5%
	Ivory Coast Government International Bonds
EUR 100,000	4.88%, 01/30/2032(5)	89,069
200,000	5.88%, 10/17/2031(5)	192,867
		281,936
	Mexico - 0.1%
100,000	Mexico Government International Bonds 2.13%, 10/25/2051	61,256

39

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 5.6% - (continued)
	North Macedonia - 0.4%
	North Macedonia Government International Bonds
EUR 100,000	3.68%, 06/03/2026(1)	$ 103,830
100,000	3.68%, 06/03/2026(5)	103,830
		207,660
	Peru - 0.4%
$ 225,000	Fondo MIVIVIENDA SA 4.63%, 04/12/2027(1)	217,620
	Poland - 0.2%
PLN 570,000	Republic of Poland Government Bonds 3.75%, 05/25/2027	134,409
	Romania - 0.5%
	Romania Government International Bonds
EUR 80,000	2.12%, 07/16/2031(5)	68,779
89,000	2.88%, 04/13/2042(5)	62,410
115,000	5.38%, 03/22/2031(1)	122,202
		253,391
	Senegal - 0.1%
100,000	Senegal Government International Bonds 5.38%, 06/08/2037(1)	78,950
	South Africa - 0.2%
ZAR 2,755,000	Republic of South Africa Government Bonds 8.00%, 01/31/2030	129,671
	Supranational - 0.6%
INR 8,800,000	Asian Development Bank 6.20%, 10/06/2026	103,299
CNY 810,000	European Bank for Reconstruction & Development 2.00%, 01/21/2025	111,063
IDR 1,670,000,000	European Investment Bank 5.75%, 01/24/2025(5)	101,833
		316,195
	Uruguay - 0.3%
	Uruguay Government International Bonds
UYU 2,867,189	4.38%, 12/15/2028(12)	78,838
1,427,107	4.38%, 12/15/2028(12)	39,240
885,000	8.50%, 03/15/2028(5)	22,575
		140,653
	Total Foreign Government Obligations (cost $3,502,277)	$ 3,090,708
SENIOR FLOATING RATE INTERESTS - 11.7%(13)
	Commercial Services - 1.6%
$ 218,642	APX Group, Inc. 8.08%, 07/10/2028, U.S. (Fed) Prime Rate + 1.75%	$ 218,642
EUR 250,000	Techem Verwaltungsgesellschaft 675 GmbH 0.00%, 07/15/2029, 3 mo. EURIBOR + 3.75%(14)	266,783
$ 192,663	Trans Union LLC 7.17%, 11/16/2026, 1 mo. USD Term SOFR + 1.75%	192,760
EUR 200,000	Verisure Holding AB 6.90%, 03/27/2028, 3 mo. EURIBOR + 3.00%	213,048
		891,233
	Construction Materials - 0.2%
$ 80,642	Emerald Borrower LP 7.82%, 05/31/2030, 1 mo. USD Term SOFR + 2.50%	80,880
	Distribution/Wholesale - 0.4%
194,662	American Builders & Contractors Supply Co., Inc. 7.32%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	195,082
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.7%(13) - (continued)
	Environmental Control - 0.7%
$ 394,990	Clean Harbors, Inc. 7.18%, 10/08/2028, 1 mo. USD Term SOFR + 1.75%	$ 395,977
	Food - 0.2%
104,217	U.S. Foods, Inc. 7.32%, 11/22/2028, 1 mo. USD Term SOFR + 2.00%	104,608
	Healthcare - Products - 1.1%
97,057	Avantor Funding, Inc. 7.42%, 11/08/2027, 1 mo. USD Term SOFR + 2.00%	97,284
99,500	Bausch & Lomb Corp. 9.32%, 09/29/2028, 1 mo. USD Term SOFR + 4.00%	99,687
197,965	Insulet Corp. 8.32%, 05/04/2028, 1 mo. USD Term SOFR + 3.00%	198,459
179,434	Medline Borrower LP 8.07%, 10/23/2028, 1 mo. USD Term SOFR + 2.75%	179,831
		575,261
	Healthcare - Services - 0.3%
145,865	Catalent Pharma Solutions, Inc. 7.43%, 02/22/2028, 1 mo. USD Term SOFR + 2.00%	145,652
	Home Builders - 0.2%
112,708	Installed Building Products, Inc. 7.32%, 03/28/2031, 1 mo. USD Term SOFR + 2.00%	112,780
	Insurance - 0.8%
198,496	Asurion LLC 9.67%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	193,317
232,596	HUB International Ltd. 8.57%, 06/20/2030, 3 mo. USD Term SOFR + 3.25%	233,750
		427,067
	Internet - 0.6%
168,456	Go Daddy Operating Co. LLC 7.32%, 11/09/2029, 1 mo. USD Term SOFR + 2.00%	168,449
171,062	Proofpoint, Inc. 8.68%, 08/31/2028, 1 mo. USD Term SOFR + 3.25%	171,757
		340,206
	IT Services - 0.3%
169,155	Surf Holdings LLC 8.93%, 03/05/2027, 1 mo. USD Term SOFR + 3.50%	169,406
	Leisure Time - 0.4%
193,767	Hayward Industries, Inc. 8.18%, 05/30/2028, 1 mo. USD Term SOFR + 2.75%	193,767
	Machinery-Diversified - 0.4%
193,564	Gardner Denver, Inc. 7.17%, 03/01/2027, 1 mo. USD Term SOFR + 1.75%	193,853
	Packaging & Containers - 1.1%
314,400	Clydesdale Acquisition Holdings, Inc. 9.09%, 04/13/2029, 1 mo. USD Term SOFR + 3.68%	315,579
295,265	Proampac PG Borrower LLC 9.33%, 09/15/2028, 1 mo. USD Term SOFR + 3.00%	296,986
		612,565
	Pharmaceuticals - 1.2%
EUR 233,655	Grifols SA 6.15%, 11/15/2027, 3 mo. EURIBOR + 2.25%	239,919

40

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.7%(13) - (continued)
	Pharmaceuticals - 1.2% - (continued)
EUR 290,000	IVC Acquisition Ltd. 9.07%, 12/12/2028, 3 mo. EURIBOR + 5.00%	$ 307,047
$ 136,482	Packaging Coordinators Midco, Inc. 9.07%, 11/30/2027, 3 mo. USD Term SOFR + 3.50%	136,866
		683,832
	Retail - 0.4%
243,120	LBM Acquisition LLC 9.17%, 12/17/2027, 1 mo. USD Term SOFR + 3.75%	243,222
	Semiconductors - 0.4%
192,117	MKS Instruments, Inc. 7.82%, 08/17/2029, 1 mo. USD Term SOFR + 2.50%	192,238
	Software - 1.1%
200,000	DCert Buyer, Inc. 12.32%, 02/19/2029, 1 mo. USD Term SOFR + 7.00%	179,376
152,287	McAfee LLC 9.18%, 03/01/2029, 1 mo. USD Term SOFR + 3.75%	152,309
99,750	Severin Acquisition LLC 8.33%, 08/01/2027, 3 mo. USD Term SOFR + 3.00%	99,963
194,483	Zelis Payments Buyer, Inc. 8.07%, 09/28/2029, 1 mo. USD Term SOFR + 2.75%	194,656
		626,304
	Telecommunications - 0.0%
141,131	Xplornet Communications, Inc. 9.57%, 10/02/2028, 3 mo. USD Term SOFR + 4.00%	23,522
	Transportation - 0.3%
186,073	First Student Bidco, Inc. 8.56%, 07/21/2028, 3 mo. USD Term SOFR + 3.00%	186,160
	Total Senior Floating Rate Interests (cost $6,565,733)	$ 6,393,615
U.S. GOVERNMENT AGENCIES - 9.7%
	Mortgage-Backed Agencies - 9.7%
	Federal Home Loan Mortgage Corp. - 2.1%
316,390	5.00%, 09/01/2052	$ 299,957
55,000	8.73%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(3)	56,744
90,000	9.08%, 02/25/2042, 30 day USD SOFR Average + 3.75%(1)(3)	94,476
115,000	10.58%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(3)	124,416
25,000	10.83%, 05/25/2043, 30 day USD SOFR Average + 5.50%(1)(3)	27,612
150,000	11.08%, 09/25/2042, 30 day USD SOFR Average + 5.75%(1)(3)	167,920
175,000	13.04%, 03/25/2050, 30 day USD SOFR Average + 7.71%(1)(3)	205,729
180,000	13.13%, 11/25/2041, 30 day USD SOFR Average + 7.80%(1)(3)	195,421
		1,172,275
	Federal National Mortgage Association - 0.5%
312,943	5.00%, 09/01/2052	296,762
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 9.7% - (continued)
	Mortgage-Backed Agencies - 9.7% - (continued)
	Uniform Mortgage-Backed Security - 7.1%
$ 2,410,000	4.50%, 05/01/2054(15)	$ 2,222,846
1,675,000	6.00%, 05/01/2054(15)	1,659,432
		3,882,278
	Total U.S. Government Agencies (cost $5,419,129)	$ 5,351,315
U.S. GOVERNMENT SECURITIES - 18.4%
	U.S. Treasury Securities - 18.4%
	U.S. Treasury Bonds - 7.7%
390,000	2.25%, 08/15/2046	$ 249,844
1,690,000	2.50%, 05/15/2046(16)	1,141,608
1,925,000	3.38%, 11/15/2048	1,505,635
470,000	3.63%, 08/15/2043	393,919
525,000	3.63%, 05/15/2053	428,634
575,000	3.88%, 02/15/2043	501,867
		4,221,507
	U.S. Treasury Inflation-Indexed Bonds - 1.4%
748,216	0.25%, 02/15/2050(12)	437,378
101,212	0.63%, 02/15/2043(12)	73,606
223,987	0.75%, 02/15/2045(12)	162,135
79,875	1.38%, 02/15/2044(12)	66,453
		739,572
	U.S. Treasury Notes - 9.3%
1,940,000	1.88%, 02/15/2032(17)	1,585,041
320,000	2.88%, 05/15/2032	281,088
2,065,000	3.50%, 02/15/2033	1,887,942
650,000	3.88%, 11/30/2027	629,510
750,000	4.13%, 07/31/2028	731,191
		5,114,772
	Total U.S. Government Securities (cost $11,274,156)	$ 10,075,851
COMMON STOCKS - 0.0%
	Automobiles & Components - 0.0%
83	Aptiv PLC*	$ 5,893
	Health Care Equipment & Services - 0.0%
17	Becton Dickinson & Co.	3,988
	Total Common Stocks (cost $12,867)	$ 9,881
PREFERRED STOCKS - 0.1%
	Utilities - 0.1%
1,049	NextEra Energy, Inc. (Preference Shares), 6.93%	$ 42,747
	Total Preferred Stocks (cost $51,139)	$ 42,747
	Total Long-Term Investments (cost $60,109,834)	$ 56,972,458
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.3%
175,663	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $175,689; collateralized by U.S. Treasury Note at 2.38%, maturing 05/15/2029, with a market value of $179,311	$ 175,663

41

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.6% - (continued)
	Securities Lending Collateral - 0.3%
25,825	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.22%(18)		$ 25,825
86,081	HSBC U.S. Government Money Market Fund, Institutional Class, 5.23%(18)		86,081
25,824	Invesco Government & Agency Portfolio, Institutional Class, 5.23%(18)		25,824
25,824	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.23%(18)		25,824
			163,554
	Total Short-Term Investments (cost $339,217)		$ 339,217
	Total Investments (cost $60,449,051)	104.5%	$ 57,311,675
	Other Assets and Liabilities	(4.5)%	(2,462,839)
	Total Net Assets	100.0%	$ 54,848,836
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $18,939,975, representing 34.5% of net assets.
(2)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2024. Base lending rates may be subject to a floor or cap.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $11,975,696, representing 21.8% of net assets.
(6)	Security is a zero-coupon bond.
(7)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(9)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(10)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(11)	Represents entire or partial securities on loan.
(12)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(13)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2024.
(14)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(15)	Represents or includes a TBA transaction.
(16)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of April 30, 2024, the market value of securities pledged was $716,038.
(17)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2024, the market value of securities pledged was $612,773.
(18)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	46	06/28/2024	$ 9,322,188	$ (22,942)
U.S. Treasury 5-Year Note Future	45	06/28/2024	4,713,398	(87,886)
U.S. Treasury 10-Year Note Future	94	06/18/2024	10,099,125	(266,365)
42

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Futures Contracts Outstanding at April 30, 2024 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts – (continued):
U.S. Treasury 10-Year Ultra Future	11	06/18/2024	$ 1,212,406	$ (25,618)
Total				$ (402,811)
Short position contracts:
Euro BUXL 30-Year Bond Future	1	06/06/2024	$ 137,848	$ 4,319
Euro-BOBL Future	31	06/06/2024	3,859,276	44,186
Euro-BUND Future	23	06/06/2024	3,199,025	42,205
Euro-Schatz Future	6	06/06/2024	674,333	3,668
Long Gilt Future	13	06/26/2024	1,559,103	46,404
U.S. Treasury Long Bond Future	3	06/18/2024	341,437	15,792
U.S. Treasury Ultra Bond Future	2	06/18/2024	239,125	903
Total				$ 157,477
Total futures contracts				$ (245,334)

OTC Credit Default Swap Contracts Outstanding at April 30, 2024
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CMBX.NA.BBB-.16	CBK	USD	330,000	3.00%	04/17/2065	Monthly	$ —	$ (56,243)	$ (55,343)	$ 900
CMBX.NA.BBB-.16	MSC	USD	80,000	3.00%	04/17/2065	Monthly	—	(13,835)	(13,416)	419
CMBX.NA.BBB-.16	CBK	USD	80,000	3.00%	04/17/2065	Monthly	—	(12,459)	(13,443)	(984)
CMBX.NA.BBB-.16	MSC	USD	65,000	3.00%	04/17/2065	Monthly	—	(9,768)	(10,923)	(1,155)
CMBX.NA.BBB-.16	MSC	USD	70,000	3.00%	04/17/2065	Monthly	—	(10,517)	(11,763)	(1,246)
CMBX.NA.BBB-.16	MSC	USD	65,000	3.00%	04/17/2065	Monthly	—	(9,646)	(10,923)	(1,277)
Total OTC credit default swap contracts							$ —	$ (112,468)	$ (115,811)	$ (3,343)

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2024
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
ITRAXX-XOVER S40.V1	EUR	1,585,000	5.00%	12/20/2028	Quarterly	$ 69,518	$ —	$ 124,754	$ 55,236
Total centrally cleared credit default swap contracts						$ 69,518	$ —	$ 124,754	$ 55,236

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2024
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
2.97% Fixed	12 Mo. USD SOFR	USD	280,000	03/15/2053	Annual	$ 869	$ —	$ 51,575	$ 50,706
2.88% Fixed	12 Mo. USD SOFR	USD	190,000	03/15/2053	Annual	2,126	—	37,868	35,742
3.25% Fixed	12 Mo. USD SOFR	USD	125,000	06/21/2053	Annual	—	(1,271)	19,006	20,277
3.59% Fixed	12 Mo. USD SOFR	USD	390,000	09/20/2053	Annual	1,724	—	34,174	32,450
Total centrally cleared interest rate swaps contracts						$ 4,719	$ (1,271)	$ 142,623	$ 139,175

43

Hartford Sustainable Income ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
20,000	AUD	13,171	USD	HSBC	06/20/2024	$ (164)
4,000	EUR	4,282	USD	BNP	05/31/2024	1
21,000	EUR	22,473	USD	CAG	06/18/2024	27
335,000	EUR	364,016	USD	BNP	06/18/2024	(5,089)
17,000	EUR	18,590	USD	ANZ	06/20/2024	(374)
18,000	GBP	22,542	USD	GSC	05/31/2024	1
17,000	GBP	21,658	USD	TDB	06/20/2024	(366)
4,100,000	JPY	27,865	USD	SCB	06/18/2024	(1,616)
59,100,000	KZT	129,719	USD	BOA	06/20/2024	2,407
189,226	USD	285,000	AUD	MSC	06/20/2024	3,880
2,190	USD	3,000	CAD	BNP	05/31/2024	6
181,989	USD	245,000	CAD	CBK	06/20/2024	3,506
107,430	USD	100,000	EUR	MSC	05/31/2024	373
6,982,186	USD	6,527,300	EUR	BNP	05/31/2024	(5,752)
111,711	USD	102,000	EUR	DEUT	06/18/2024	2,426
98,396	USD	90,000	EUR	CIBC	06/18/2024	1,967
135,317	USD	125,000	EUR	MSC	06/18/2024	1,388
95,438	USD	88,000	EUR	BMO	06/18/2024	1,152
100,292	USD	94,000	EUR	UBS	06/18/2024	(422)
2,835,461	USD	2,576,000	EUR	BNP	06/20/2024	75,226
45,910	USD	42,000	EUR	HSBC	06/20/2024	906
1,120,742	USD	901,600	GBP	BCLY	05/31/2024	(8,384)
457,589	USD	355,000	GBP	MSC	06/20/2024	12,956
378,601	USD	55,700,000	JPY	MSC	06/18/2024	21,993
Total foreign currency contracts						$ 106,048
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 5,429,682	$ —	$ 5,429,682	$ —
Convertible Bonds	1,961,335	—	1,961,335	—
Corporate Bonds	24,617,324	—	24,617,324	—
Foreign Government Obligations	3,090,708	—	3,090,708	—
Senior Floating Rate Interests	6,393,615	—	6,393,615	—
U.S. Government Agencies	5,351,315	—	5,351,315	—
U.S. Government Securities	10,075,851	—	10,075,851	—
Common Stocks
Automobiles & Components	5,893	5,893	—	—
Health Care Equipment & Services	3,988	3,988	—	—
Preferred Stocks	42,747	42,747	—	—
Short-Term Investments	339,217	163,554	175,663	—
Foreign Currency Contracts(2)	128,215	—	128,215	—
Futures Contracts(2)	157,477	157,477	—	—
Swaps - Credit Default(2)	56,555	—	56,555	—
Swaps - Interest Rate(2)	139,175	—	139,175	—
Total	$ 57,793,097	$ 373,659	$ 57,419,438	$ —
Liabilities
Foreign Currency Contracts(2)	$ (22,167)	$ —	$ (22,167)	$ —
Futures Contracts(2)	(402,811)	(402,811)	—	—
Swaps - Credit Default(2)	(4,662)	—	(4,662)	—
Total	$ (429,640)	$ (402,811)	$ (26,829)	$ —

(1)	For the period ended April 30, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
44

Hartford Total Return Bond ETF
Schedule of Investments
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.3%
	Asset-Backed - Automobile - 2.9%
$ 875,000	American Credit Acceptance Receivables Trust 6.09%, 11/12/2027(1)	$ 875,062
1,333,092	ARI Fleet Lease Trust 5.41%, 02/17/2032(1)	1,328,677
	Avis Budget Rental Car Funding AESOP LLC
1,535,000	5.36%, 06/20/2030(1)	1,508,809
540,000	5.58%, 12/20/2030(1)	527,317
1,065,000	5.90%, 08/21/2028(1)	1,067,945
	Bridgecrest Lending Auto Securitization Trust
1,565,000	5.43%, 08/15/2028	1,553,691
1,400,000	6.80%, 08/15/2029	1,417,808
1,188,455	Chesapeake Funding II LLC 5.65%, 05/15/2035(1)	1,185,601
955,000	Citizens Auto Receivables Trust 5.03%, 10/15/2030(1)	942,212
1,217,902	CPS Auto Receivables Trust 5.91%, 08/16/2027(1)	1,218,195
1,250,000	Credit Acceptance Auto Loan Trust 5.68%, 03/15/2034(1)	1,243,032
	DT Auto Owner Trust
1,725,000	5.19%, 10/16/2028(1)	1,712,306
660,000	5.41%, 02/15/2029(1)	655,316
1,065,000	6.07%, 03/15/2028(1)	1,065,436
	Enterprise Fleet Financing LLC
500,000	5.16%, 09/20/2030(1)	492,029
885,000	5.42%, 10/22/2029(1)	876,748
	Exeter Automobile Receivables Trust
463,646	4.57%, 01/15/2027	462,485
860,000	5.72%, 04/15/2027	858,910
362,000	6.03%, 08/16/2027	361,959
401,000	6.11%, 09/15/2027	401,122
	Flagship Credit Auto Trust
310,000	5.05%, 01/18/2028(1)	305,177
830,000	5.21%, 05/15/2028(1)	813,924
958,000	5.64%, 07/16/2029(1)	950,388
195,000	GLS Auto Receivables Issuer Trust 4.92%, 01/15/2027(1)	193,765
455,000	GM Financial Consumer Automobile Receivables Trust 5.16%, 08/16/2029	449,103
2,705,000	Hertz Vehicle Financing III LLC 5.94%, 02/25/2028(1)	2,692,819
1,650,000	Hyundai Auto Lease Securitization Trust 5.35%, 05/15/2028(1)	1,634,606
1,830,000	OneMain Direct Auto Receivables Trust 5.41%, 11/14/2029(1)	1,815,834
	Prestige Auto Receivables Trust
1,440,000	5.71%, 05/15/2028(1)	1,433,666
1,365,000	6.55%, 07/17/2028(1)	1,368,484
250,000	Santander Bank Auto Credit-Linked Notes 5.64%, 12/15/2033(1)	248,451
	Santander Drive Auto Receivables Trust
650,000	4.98%, 02/15/2028	644,447
965,000	5.24%, 05/15/2028	956,884
1,310,000	5.61%, 07/17/2028	1,304,058
1,400,000	5.77%, 12/15/2028	1,411,876
450,000	5.98%, 04/16/2029	452,155
935,000	SBNA Auto Lease Trust 5.24%, 01/22/2029(1)	928,185
	SFS Auto Receivables Securitization Trust
360,000	5.38%, 01/21/2031(1)	355,486
625,000	5.71%, 01/22/2030(1)	625,225
	Tricolor Auto Securitization Trust
178,275	6.48%, 08/17/2026(1)	178,280
1,093,980	6.61%, 10/15/2027(1)	1,095,267
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.3% - (continued)
	Asset-Backed - Automobile - 2.9% - (continued)
	Westlake Automobile Receivables Trust
$ 339,086	1.65%, 02/17/2026(1)	$ 336,199
1,180,000	4.31%, 09/15/2027(1)	1,170,876
355,000	5.41%, 01/18/2028(1)	353,378
2,070,000	Wheels Fleet Lease Funding 1 LLC 6.46%, 08/18/2038(1)	2,082,625
595,000	World Omni Auto Receivables Trust 5.03%, 05/15/2029	585,309
		44,141,127
	Asset-Backed - Manufactured Housing - 0.0%
417,734	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	354,623
	Asset-Backed - Student Loan - 0.2%
	Navient Private Education Refi Loan Trust
531,099	0.97%, 12/16/2069(1)	453,685
1,004,793	1.11%, 02/18/2070(1)	844,746
1,266,045	5.51%, 10/15/2071(1)	1,254,264
		2,552,695
	Commercial Mortgage-Backed Securities - 3.4%
965,000	BAMLL Commercial Mortgage Securities Trust 3.11%, 11/05/2032(1)	878,163
	BBCMS Mortgage Trust
6,356,492	1.87%, 02/15/2057(2)(3)	677,831
530,000	3.66%, 04/15/2055(3)	461,830
	Benchmark Mortgage Trust
12,512,107	0.56%, 01/15/2055(1)(2)(3)	238,984
18,747,829	0.61%, 07/15/2051(2)(3)	257,402
8,024,242	0.66%, 01/15/2051(2)(3)	120,182
12,470,643	0.72%, 07/15/2056(2)(3)	497,121
7,449,651	1.39%, 03/15/2062(2)(3)	365,481
4,367,179	1.41%, 12/15/2056(2)(3)	282,941
3,632,837	1.62%, 01/15/2054(2)(3)	272,771
1,797,861	1.91%, 07/15/2053(2)(3)	109,036
2,200,000	3.88%, 02/15/2051(3)	2,023,037
	BPR Trust
3,055,000	7.89%, 11/05/2028(1)(3)	3,092,844
1,180,000	8.55%, 08/15/2039, 1 mo. USD Term SOFR + 3.23%(1)(4)	1,182,950
	BX Trust
580,000	7.39%, 05/15/2035, 1 mo. USD Term SOFR + 2.07%(1)(4)	575,650
2,565,867	7.77%, 08/15/2039, 1 mo. USD Term SOFR + 2.45%(1)(4)	2,577,021
273,000	8.36%, 03/15/2041, 1 mo. USD Term SOFR + 3.04%(1)(4)	272,829
785,000	CAMB Commercial Mortgage Trust 8.17%, 12/15/2037, 1 mo. USD Term SOFR + 2.85%(1)(4)	778,622
1,527,000	CD Mortgage Trust 3.63%, 02/10/2050	1,396,016
	Citigroup Commercial Mortgage Trust
674,533	3.62%, 07/10/2047	672,209
766,000	4.20%, 11/15/2049(3)	626,903
	Commercial Mortgage Trust
389,000	2.82%, 01/10/2039(1)	349,496
700,000	3.18%, 02/10/2035(1)	628,795
1,470,000	3.73%, 08/10/2049(1)(3)	1,386,569
755,750	3.80%, 08/10/2047	752,109
395,000	4.08%, 01/10/2039(1)(3)	341,790
11,826,588	CSAIL Commercial Mortgage Trust 0.85%, 06/15/2057(2)(3)	40,311
	DBJPM Mortgage Trust
3,886,403	1.82%, 09/15/2053(2)(3)	203,745
2,660,000	2.89%, 08/10/2049	2,494,026
	DC Trust
645,000	5.73%, 04/13/2028(1)(3)	633,493

45

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.3% - (continued)
	Commercial Mortgage-Backed Securities - 3.4% - (continued)
$ 320,000	7.04%, 04/13/2028(1)(3)	$ 317,090
2,570,000	FS Commercial Mortgage Trust 7.80%, 11/10/2039(1)(3)	2,630,498
1,930,000	GS Mortgage Securities Corp. II 5.89%, 03/10/2041(1)(3)	1,869,790
	GS Mortgage Securities Trust
6,525,228	0.77%, 02/13/2053(2)(3)	179,925
2,000,000	3.05%, 05/10/2049	1,891,693
2,440,000	3.43%, 08/10/2050	2,253,252
890,000	3.63%, 11/10/2047	877,489
	HTL Commercial Mortgage Trust
910,000	6.56%, 05/10/2039(1)(3)	902,647
500,000	7.09%, 05/10/2039(1)(3)	496,492
415,000	JP Morgan Chase Commercial Mortgage Securities Trust 2.81%, 01/16/2037(1)	352,750
100,000	JPMBB Commercial Mortgage Securities Trust 3.93%, 09/15/2047	99,202
2,050,000	JPMCC Commercial Mortgage Securities Trust 3.72%, 03/15/2050	1,929,010
	Life Mortgage Trust
1,975,770	6.14%, 03/15/2038, 1 mo. USD Term SOFR + 0.81%(1)(4)	1,959,444
358,784	6.84%, 03/15/2038, 1 mo. USD Term SOFR + 1.51%(1)(4)	353,519
1,410,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.53%, 12/15/2047	1,390,249
3,686,876	Morgan Stanley Capital I Trust 1.46%, 06/15/2050(2)(3)	90,372
1,976,506	MSWF Commercial Mortgage Trust 1.14%, 12/15/2056(2)(3)	127,463
1,450,000	NJ Trust 6.70%, 01/06/2029(1)(3)	1,470,967
2,680,000	TYSN Mortgage Trust 6.80%, 12/10/2033(1)(3)	2,745,616
	Wells Fargo NA
11,287,359	0.53%, 02/15/2055(2)(3)	293,232
5,697,701	0.71%, 11/15/2062(2)(3)	154,582
13,936,620	0.75%, 11/15/2062(2)(3)	421,429
15,386,460	0.83%, 02/15/2061(2)(3)	333,308
5,750,904	0.85%, 11/15/2050(2)(3)	116,079
3,497,314	0.90%, 11/15/2054(2)(3)	75,194
10,543,472	0.99%, 01/15/2063(2)(3)	401,824
3,428,667	1.03%, 05/15/2062(2)(3)	120,913
8,996,878	1.20%, 02/15/2056(2)(3)	549,241
2,883,960	1.20%, 12/15/2056(2)(3)	107,223
7,129,411	1.88%, 03/15/2063(2)(3)	607,608
1,790,000	3.44%, 09/15/2060	1,661,110
1,025,000	WFRBS Commercial Mortgage Trust 3.61%, 11/15/2047	1,009,847
		51,979,215
	Other Asset-Backed Securities - 6.9%
123,327	AASET Trust 3.35%, 01/16/2040(1)	113,462
	Affirm Asset Securitization Trust
1,330,000	4.30%, 05/17/2027(1)	1,328,892
1,035,000	5.61%, 02/15/2029(1)	1,024,650
895,000	6.61%, 01/18/2028(1)	898,622
	Aligned Data Centers Issuer LLC
970,000	1.94%, 08/15/2046(1)	879,267
1,420,000	6.00%, 08/17/2048(1)	1,393,929
3,625,000	AMSR Trust 2.12%, 12/17/2038(1)	3,308,039
505,000	Amur Equipment Finance Receivables XIII LLC 5.37%, 01/21/2031(1)	496,778
2,795,000	Ares XLIII CLO Ltd. 7.29%, 07/15/2034, 3 mo. USD Term SOFR + 1.96%(1)(4)	2,794,888
2,085,000	Barings CLO Ltd. 7.37%, 01/20/2037, 3 mo. USD Term SOFR + 2.10%(1)(4)	2,093,774
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.3% - (continued)
	Other Asset-Backed Securities - 6.9% - (continued)
$ 1,300,000	Benefit Street Partners CLO XXXI Ltd. 7.67%, 04/25/2036, 3 mo. USD Term SOFR + 2.35%(1)(4)	$ 1,306,824
98,759	BHG Securitization Trust 0.90%, 10/17/2034(1)	96,578
1,440,000	BlueMountain CLO XXIV Ltd. 6.69%, 04/20/2034, 3 mo. USD Term SOFR + 1.36%(1)(4)	1,432,611
3,730,000	CBAM Ltd. 7.43%, 07/17/2034, 3 mo. USD Term SOFR + 2.11%(1)(4)	3,733,267
	CF Hippolyta Issuer LLC
254,461	1.53%, 03/15/2061(1)	230,869
597,632	1.69%, 07/15/2060(1)	560,129
193,202	1.98%, 03/15/2061(1)	169,858
833,684	1.99%, 07/15/2060(1)	714,692
384,012	5.97%, 08/15/2062(1)	374,391
375,000	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	365,856
400,000	CNH Equipment Trust 4.77%, 10/15/2030	391,441
1,580,000	Commercial Equipment Finance LLC 5.97%, 07/16/2029(1)	1,574,482
760,000	DLLAA LLC 5.64%, 02/22/2028(1)	759,020
	Domino's Pizza Master Issuer LLC
4,554,217	2.66%, 04/25/2051(1)	3,976,446
667,200	3.67%, 10/25/2049(1)	598,935
47,375	4.12%, 07/25/2048(1)	46,023
2,070,000	Elmwood CLO 19 Ltd. 7.72%, 10/17/2036, 3 mo. USD Term SOFR + 2.40%(1)(4)	2,084,364
1,215,000	Elmwood CLO 23 Ltd. 7.58%, 04/16/2036, 3 mo. USD Term SOFR + 2.25%(1)(4)	1,221,768
	FirstKey Homes Trust
1,986,310	1.38%, 09/17/2038(1)	1,789,543
1,525,220	2.14%, 12/17/2038(1)	1,388,602
670,108	4.15%, 05/19/2039(1)	641,719
2,483,649	4.25%, 07/17/2039(1)	2,366,599
950,000	GoldenTree Loan Management U.S. CLO 15 Ltd. 7.72%, 10/20/2036, 3 mo. USD Term SOFR + 2.40%(1)(4)	959,180
1,160,000	Golub Capital Partners CLO 68B Ltd. 8.12%, 07/25/2036, 3 mo. USD Term SOFR + 2.80%(1)(4)	1,171,557
450,000	GreatAmerica Leasing Receivables Funding LLC 5.18%, 12/16/2030(1)	442,337
4,065,000	HPS Loan Management Ltd. 8.27%, 04/15/2037, 3 mo. USD Term SOFR + 1.57%(1)(4)	4,068,459
780,000	Invesco U.S. CLO Ltd. 7.62%, 04/21/2036, 3 mo. USD Term SOFR + 2.30%(1)(4)	782,710
1,455,000	Madison Park Funding LXVII Ltd. 6.80%, 04/25/2037, 3 mo. USD Term SOFR + 1.51%(1)(4)	1,456,470
1,300,000	MF1 Ltd. 7.07%, 02/19/2037, 1 mo. USD Term SOFR + 1.75%(1)(4)	1,275,901
2,490,000	Nassau Ltd. 6.84%, 08/26/2034, 3 mo. USD Term SOFR + 1.51%(1)(4)	2,489,395
3,580,000	New Economy Assets Phase 1 Sponsor LLC 1.91%, 10/20/2061(1)	3,118,417
103,998	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	99,803
	OCP CLO Ltd.
925,000	6.60%, 04/18/2033, 3 mo. USD Term SOFR + 1.27%(1)(4)	923,380
4,400,000	6.82%, 04/18/2037, 3 mo. USD Term SOFR + 1.53%(1)(4)	4,398,623
1,695,000	Octagon 61 Ltd. 7.67%, 04/20/2036, 3 mo. USD Term SOFR + 2.35%(1)(4)	1,701,553

46

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.3% - (continued)
	Other Asset-Backed Securities - 6.9% - (continued)
	Progress Residential Trust
$ 1,707,119	1.51%, 10/17/2038(1)	$ 1,538,167
629,775	3.20%, 04/17/2039(1)	584,079
1,742,948	4.44%, 05/17/2041(1)	1,655,261
449,361	4.45%, 06/17/2039(1)	432,351
749,727	4.75%, 10/27/2039(1)	724,036
2,610,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	2,492,756
2,010,000	RR 1 LLC 6.74%, 07/15/2035, 3 mo. USD Term SOFR + 1.41%(1)(4)	2,011,371
2,950,000	RR 23 Ltd. 7.98%, 10/15/2035, 3 mo. USD Term SOFR + 2.65%(1)(4)	2,971,154
1,185,000	RR 26 Ltd. 7.58%, 04/15/2038, 3 mo. USD Term SOFR + 2.25%(1)(4)	1,187,595
157,948	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	145,315
1,695,000	SCF Equipment Leasing LLC 6.56%, 01/22/2030(1)	1,701,153
181,490	Sound Point CLO II Ltd. 6.66%, 01/26/2031, 3 mo. USD Term SOFR + 1.33%(1)(4)	181,708
2,270,000	Sound Point CLO XXIX Ltd. 6.66%, 04/25/2034, 3 mo. USD Term SOFR + 1.33%(1)(4)	2,260,359
840,507	Sounds Point CLO IV-R Ltd. 6.74%, 04/18/2031, 3 mo. USD Term SOFR + 1.41%(1)(4)	841,022
	Stack Infrastructure Issuer LLC
310,000	1.89%, 08/25/2045(1)	291,266
1,480,000	5.90%, 07/25/2048(1)	1,434,832
855,000	5.90%, 03/25/2049(1)	836,182
490,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	456,405
2,590,000	Symphony CLO XXV Ltd. 6.57%, 04/19/2034, 3 mo. USD Term SOFR + 1.24%(1)(4)	2,578,959
1,445,000	Texas Debt Capital CLO Ltd. 7.62%, 04/20/2036, 3 mo. USD Term SOFR + 2.30%(1)(4)	1,450,433
2,365,000	THL Credit Wind River CLO Ltd. 7.02%, 10/20/2033, 3 mo. USD Term SOFR + 1.69%(1)(4)	2,365,132
29,136	Triangle Re Ltd. 7.23%, 02/25/2034, 30 day USD SOFR Average + 1.90%(1)(4)	29,146
1,115,000	Vantage Data Centers Issuer LLC 1.65%, 09/15/2045(1)	1,042,060
1,890,000	Vantage Data Centers LLC 1.99%, 09/15/2045(1)	1,634,745
2,270,000	Venture 42 CLO Ltd. 6.72%, 04/15/2034, 3 mo. USD Term SOFR + 1.39%(1)(4)	2,261,165
915,000	Venture 43 CLO Ltd. 6.83%, 04/15/2034, 3 mo. USD Term SOFR + 1.50%(1)(4)	914,775
1,821,978	Wellfleet CLO X Ltd. 6.76%, 07/20/2032, 3 mo. USD Term SOFR + 1.43%(1)(4)	1,824,609
	Wendy's Funding LLC
2,100,206	2.37%, 06/15/2051(1)	1,792,256
3,232,584	2.78%, 06/15/2051(1)	2,641,843
1,065,868	3.88%, 03/15/2048(1)	990,868
674,725	Wingstop Funding LLC 2.84%, 12/05/2050(1)	604,637
		104,919,743
	Whole Loan Collateral CMO - 6.9%
1,003,145	510 Asset-Backed Trust 2.24%, 06/25/2061(1)(5)	962,639
336,564	Ajax Mortgage Loan Trust 2.12%, 01/25/2061(1)(5)	321,467
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.3% - (continued)
	Whole Loan Collateral CMO - 6.9% - (continued)
	Angel Oak Mortgage Trust
$ 469,173	0.91%, 01/25/2066(1)(3)	$ 387,974
1,150,370	0.95%, 07/25/2066(1)(3)	935,234
263,647	0.99%, 04/25/2053(1)(3)	239,464
442,623	0.99%, 04/25/2066(1)(3)	358,395
864,036	1.07%, 05/25/2066(1)(3)	712,932
471,577	1.24%, 01/20/2065(1)(3)	376,651
841,978	1.82%, 11/25/2066(1)(3)	712,455
3,875,465	2.88%, 12/25/2066(1)(5)	3,394,710
36,171	Bear Stearns ARM Trust 5.85%, 08/25/2035(3)	32,593
555,278	BINOM Securitization Trust 2.03%, 06/25/2056(1)(3)	469,946
	BRAVO Residential Funding Trust
288,300	0.94%, 02/25/2049(1)(3)	251,284
226,762	0.97%, 03/25/2060(1)(3)	211,201
1,466,119	1.62%, 03/01/2061(1)(5)	1,358,189
2,246,772	CHNGE Mortgage Trust 3.76%, 03/25/2067(1)(3)	2,073,653
53,250	Citigroup Mortgage Loan Trust, Inc. 3.25%, 03/25/2061(1)(3)	50,706
	COLT Mortgage Loan Trust
192,732	0.80%, 07/27/2054(1)	165,019
732,540	0.91%, 06/25/2066(1)(3)	588,629
3,481,937	0.96%, 09/27/2066(1)(3)	2,742,364
893,068	1.34%, 08/25/2066(1)(3)	719,279
2,146,625	1.40%, 10/25/2066(1)(3)	1,719,775
2,271,892	2.28%, 12/27/2066(1)(3)	1,938,438
382,381	4.30%, 03/25/2067(1)(3)	364,972
	CSMC Trust
189,858	0.81%, 05/25/2065(1)(3)	158,557
520,262	0.83%, 03/25/2056(1)(3)	426,180
677,721	0.94%, 05/25/2066(1)(3)	532,295
1,073,368	1.10%, 05/25/2066(1)(3)	862,692
892,534	1.18%, 02/25/2066(1)(3)	760,437
460,462	1.80%, 12/27/2060(1)(3)	438,213
896,254	1.84%, 10/25/2066(1)(3)	755,591
2,565,796	2.27%, 11/25/2066(1)(3)	2,185,946
298,271	Deephaven Residential Mortgage Trust 0.90%, 04/25/2066(1)(3)	253,212
	Ellington Financial Mortgage Trust
106,129	0.80%, 02/25/2066(1)(3)	87,667
316,471	0.93%, 06/25/2066(1)(3)	248,950
1,013,173	2.21%, 01/25/2067(1)(3)	845,439
	Federal National Mortgage Association Connecticut Avenue Securities
430,000	7.13%, 01/25/2044, 30 day USD SOFR Average + 1.80%(1)(4)	431,218
615,000	7.13%, 02/25/2044, 30 day USD SOFR Average + 1.80%(1)(4)	615,650
93,537	7.59%, 11/25/2039, 30 day USD SOFR Average + 2.26%(1)(4)	94,000
72,865	7.64%, 08/25/2030, 30 day USD SOFR Average + 2.31%(4)	74,573
90,341	7.79%, 01/25/2031, 30 day USD SOFR Average + 2.46%(4)	92,373
520,000	7.83%, 02/25/2044, 30 day USD SOFR Average + 2.50%(1)(4)	524,008
283,867	7.88%, 07/25/2042, 30 day USD SOFR Average + 2.55%(1)(4)	291,674
1,585,000	8.03%, 07/25/2043, 30 day USD SOFR Average + 2.70%(1)(4)	1,640,534
555,800	8.43%, 10/25/2041, 30 day USD SOFR Average + 3.10%(1)(4)	570,497
792,000	8.43%, 06/25/2043, 30 day USD SOFR Average + 3.10%(1)(4)	831,896

47

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.3% - (continued)
	Whole Loan Collateral CMO - 6.9% - (continued)
$ 1,309,000	8.48%, 12/25/2041, 30 day USD SOFR Average + 3.15%(1)(4)	$ 1,349,014
3,085,000	8.58%, 09/25/2043, 30 day USD SOFR Average + 3.25%(1)(4)	3,232,040
294,863	8.99%, 07/25/2029, 30 day USD SOFR Average + 3.66%(4)	304,888
246,812	9.79%, 05/25/2029, 30 day USD SOFR Average + 4.46%(4)	258,382
2,955,000	9.83%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(4)	3,106,444
	GCAT Trust
528,996	0.87%, 01/25/2066(1)(3)	426,773
616,290	1.04%, 05/25/2066(1)(3)	494,909
848,693	1.09%, 05/25/2066(1)(3)	692,446
1,220,112	1.09%, 08/25/2066(1)(3)	960,020
616,393	1.92%, 08/25/2066(1)(3)	528,821
	Imperial Fund Mortgage Trust
677,734	1.07%, 09/25/2056(1)(3)	542,847
2,486,925	3.64%, 03/25/2067(1)(5)	2,244,081
	Legacy Mortgage Asset Trust
331,563	1.65%, 11/25/2060(1)(5)	312,524
614,206	1.75%, 07/25/2061(1)(5)	583,230
439,837	4.75%, 04/25/2061(1)(5)	421,566
496,979	MetLife Securitization Trust 3.75%, 03/25/2057(1)(3)	459,625
	MFA Trust
64,303	1.01%, 01/26/2065(1)(3)	57,979
497,788	1.03%, 11/25/2064(1)(3)	423,073
318,575	1.15%, 04/25/2065(1)(3)	281,503
7,367	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(3)	7,238
	New Residential Mortgage Loan Trust
397,965	0.94%, 07/25/2055(1)(3)	343,155
249,132	0.94%, 10/25/2058(1)(3)	228,323
2,560,366	1.16%, 11/27/2056(1)(3)	2,112,170
2,291,993	2.28%, 04/25/2061(1)(3)	1,924,629
420,157	3.50%, 12/25/2057(1)(3)	393,401
331,930	3.86%, 09/25/2057(1)(3)	301,804
261,094	4.00%, 04/25/2057(1)(3)	241,850
274,827	4.00%, 08/27/2057(1)(3)	255,679
114,467	6.18%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(4)	110,966
1,332,565	NMLT Trust 1.19%, 05/25/2056(1)(3)	1,082,016
	OBX Trust
879,832	1.05%, 07/25/2061(1)(3)	663,345
822,234	1.07%, 02/25/2066(1)(3)	688,462
2,067,170	2.31%, 11/25/2061(1)(3)	1,757,085
	PRET LLC
601,966	1.74%, 07/25/2051(1)(5)	574,147
658,580	1.87%, 07/25/2051(1)(5)	625,430
4,500,000	7.52%, 04/27/2054(1)	4,499,998
747,935	Pretium Mortgage Credit Partners I LLC 1.99%, 06/27/2060(1)(5)	716,731
1,187,419	Pretium Mortgage Credit Partners LLC 1.99%, 02/25/2061(1)(5)	1,143,591
	PRPM LLC
310,358	1.32%, 07/25/2051(1)(5)	275,125
845,558	1.79%, 06/25/2026(1)(5)	817,118
708,717	1.79%, 07/25/2026(1)(5)	679,380
1,418,273	2.36%, 10/25/2026(1)(5)	1,369,495
680,665	2.49%, 10/25/2026(1)(5)	659,636
1,242,443	4.87%, 04/25/2026(1)(5)	1,193,225
266,299	5.12%, 03/25/2026(1)(3)	260,831
171,356	5.36%, 11/25/2025(1)(5)	169,442
210,126	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(3)	193,496
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.3% - (continued)
	Whole Loan Collateral CMO - 6.9% - (continued)
	Seasoned Credit Risk Transfer Trust
$ 611,328	2.50%, 08/25/2059	$ 489,310
273,974	3.50%, 08/25/2057(3)	256,785
481,428	3.50%, 11/25/2057	428,343
1,283,360	3.50%, 07/25/2058	1,125,902
491,858	3.50%, 08/25/2058	440,540
1,745,609	3.50%, 10/25/2058	1,519,094
1,206,610	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(3)	961,734
604,298	STAR Trust 1.22%, 05/25/2065(1)(3)	522,892
	Starwood Mortgage Residential Trust
216,468	0.94%, 05/25/2065(1)(3)	196,206
1,028,048	1.13%, 06/25/2056(1)(3)	818,945
1,374,718	1.92%, 11/25/2066(1)(3)	1,150,760
447,424	Toorak Mortgage Corp. Ltd. 3.24%, 06/25/2024(1)(5)	442,781
	Towd Point Mortgage Trust
681,833	1.75%, 10/25/2060(1)	591,388
730,552	2.90%, 10/25/2059(1)(3)	675,662
2,009,151	2.92%, 11/30/2060(1)(3)	1,641,215
501,846	3.25%, 03/25/2058(1)(3)	484,152
59,210	3.25%, 07/25/2058(1)(3)	57,268
38,441	3.75%, 05/25/2058(1)(3)	36,744
508,704	TRK Trust 1.15%, 07/25/2056(1)(3)	431,327
	VCAT LLC
604,170	1.74%, 05/25/2051(1)(5)	577,815
2,715,280	1.87%, 08/25/2051(1)(5)	2,633,911
159,070	5.12%, 03/27/2051(1)(5)	155,723
1,081,127	Vericrest Opportunity Loan Transferee 1.87%, 08/25/2051(1)(5)	1,032,473
	Verus Securitization Trust
132,367	0.82%, 10/25/2063(1)(3)	118,835
373,237	0.92%, 02/25/2064(1)(3)	326,602
1,955,847	0.94%, 07/25/2066(1)(3)	1,634,232
4,448,879	1.01%, 09/25/2066(1)(3)	3,639,299
335,164	1.03%, 02/25/2066(1)(3)	286,047
948,660	1.82%, 11/25/2066(1)(3)	815,084
1,871,562	1.83%, 10/25/2066(1)(3)	1,598,634
1,556,640	2.72%, 01/25/2067(1)(5)	1,378,329
397,124	VOLT C LLC 4.99%, 05/25/2051(1)(5)	377,531
695,855	VOLT XCIII LLC 4.89%, 02/27/2051(1)(5)	677,331
550,589	VOLT XCIV LLC 5.24%, 02/27/2051(1)(5)	539,713
674,637	VOLT XCIX LLC 5.12%, 04/25/2051(1)(5)	650,432
500,877	VOLT XCV LLC 5.24%, 03/27/2051(1)(5)	486,415
573,356	VOLT XCVII LLC 5.24%, 04/25/2051(1)(5)	555,799
		103,532,757
	Total Asset & Commercial Mortgage-Backed Securities (cost $323,087,302)	$ 307,480,160
CORPORATE BONDS - 26.9%
	Advertising - 0.2%
	Lamar Media Corp.
2,745,000	3.63%, 01/15/2031	$ 2,341,732
80,000	4.88%, 01/15/2029	75,648
		2,417,380
	Aerospace/Defense - 0.5%
825,000	BAE Systems PLC 5.13%, 03/26/2029(1)	809,971
	Boeing Co.
130,000	3.75%, 02/01/2050	83,846
231,000	5.04%, 05/01/2027	224,178
971,000	5.15%, 05/01/2030	920,197
95,000	5.81%, 05/01/2050	84,014
1,130,000	5.93%, 05/01/2060	988,110
440,000	6.30%, 05/01/2029(1)	441,506

48

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.9% - (continued)
	Aerospace/Defense - 0.5% - (continued)
$ 480,000	6.39%, 05/01/2031(1)	$ 482,531
875,000	6.53%, 05/01/2034(1)	880,386
	L3Harris Technologies, Inc.
890,000	5.05%, 06/01/2029	870,047
1,095,000	5.35%, 06/01/2034	1,058,445
26,000	5.40%, 07/31/2033	25,316
505,000	Northrop Grumman Corp. 5.15%, 05/01/2040	473,935
		7,342,482
	Agriculture - 0.4%
	BAT Capital Corp.
26,700	3.56%, 08/15/2027	25,040
1,180,000	5.83%, 02/20/2031	1,179,518
625,000	6.00%, 02/20/2034	621,254
	Philip Morris International, Inc.
25,000	1.75%, 11/01/2030	19,915
157,000	4.88%, 11/15/2043	136,323
305,000	5.13%, 11/17/2027	302,140
1,715,000	5.13%, 02/15/2030	1,685,566
995,000	5.13%, 02/13/2031	967,319
670,000	5.38%, 02/15/2033	657,075
885,000	5.63%, 09/07/2033	877,040
		6,471,190
	Apparel - 0.2%
260,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)	250,806
	Tapestry, Inc.
302,000	7.05%, 11/27/2025	306,221
1,020,000	7.35%, 11/27/2028	1,050,428
228,000	7.70%, 11/27/2030	236,086
1,904,000	William Carter Co. 5.63%, 03/15/2027(1)	1,851,950
		3,695,491
	Beverages - 0.0%
100,000	Bacardi Ltd./Bacardi-Martini BV 5.25%, 01/15/2029(1)	97,300
	Biotechnology - 0.3%
	Amgen, Inc.
570,000	5.25%, 03/02/2030	564,920
1,913,000	5.25%, 03/02/2033	1,870,837
	Royalty Pharma PLC
32,000	1.20%, 09/02/2025	30,131
1,724,000	2.15%, 09/02/2031	1,351,000
605,000	2.20%, 09/02/2030	491,206
		4,308,094
	Chemicals - 0.3%
	Celanese U.S. Holdings LLC
1,010,000	6.17%, 07/15/2027	1,015,707
1,309,000	6.33%, 07/15/2029	1,327,233
40,000	6.35%, 11/15/2028	40,632
660,000	6.55%, 11/15/2030	676,006
1,500,000	OCP SA 6.75%, 05/02/2034(1)	1,476,750
		4,536,328
	Commercial Banks - 7.1%
1,000,000	ABN AMRO Bank NV 6.34%, 09/18/2027, (6.34% fixed rate until 09/18/2026; 1 yr. USD CMT + 1.65% thereafter)(1)(6)	1,008,521
200,000	AIB Group PLC 5.87%, 03/28/2035, (5.87% fixed rate until 03/28/2034; 6 mo. USD SOFR + 1.91% thereafter)(1)(6)	193,536
EUR 500,000	Banca Comerciala Romana SA 7.63%, 05/19/2027, (7.63% fixed rate until 05/19/2026; 3 mo. EURIBOR + 4.54% thereafter)(6)(7)	559,592
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.9% - (continued)
	Commercial Banks - 7.1% - (continued)
EUR 1,085,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(6)(7)	$ 1,225,359
$ 1,000,000	Banco Santander SA 5.54%, 03/14/2030, (5.54% fixed rate until 03/14/2029; 1 yr. USD CMT + 1.45% thereafter)(6)	980,235
	Bank of America Corp.
1,695,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 6 mo. USD SOFR + 1.53% thereafter)(6)	1,355,721
1,190,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(6)	945,608
1,767,000	2.50%, 02/13/2031, (2.50% fixed rate until 02/13/2030; 3 mo. USD Term SOFR + 1.25% thereafter)(6)	1,486,560
729,000	2.57%, 10/20/2032, (2.57% fixed rate until 10/20/2031; 6 mo. USD SOFR + 1.21% thereafter)(6)	588,225
1,195,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(6)	1,004,416
4,020,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(6)	3,312,936
979,000	2.97%, 02/04/2033, (2.97% fixed rate until 02/04/2032; 6 mo. USD SOFR + 1.33% thereafter)(6)	807,033
265,000	3.42%, 12/20/2028, (3.42% fixed rate until 12/20/2027; 3 mo. USD Term SOFR + 1.30% thereafter)(6)	245,548
655,000	5.20%, 04/25/2029, (5.20% fixed rate until 04/25/2028; 6 mo. USD SOFR + 1.63% thereafter)(6)	645,309
730,000	5.47%, 01/23/2035, (5.47% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.65% thereafter)(6)	709,745
1,577,000	5.93%, 09/15/2027, (5.93% fixed rate until 09/15/2026; 6 mo. USD SOFR + 1.34% thereafter)(6)	1,583,884
	Bank of Ireland Group PLC
2,215,000	5.60%, 03/20/2030, (5.60% fixed rate until 03/20/2029; 6 mo. USD SOFR + 1.62% thereafter)(1)(6)	2,171,026
2,850,000	6.25%, 09/16/2026, (6.25% fixed rate until 09/16/2025; 1 yr. USD CMT + 2.65% thereafter)(1)(6)	2,855,553
	Bank of New York Mellon Corp.
640,000	4.98%, 03/14/2030, (4.98% fixed rate until 03/14/2029; 6 mo. USD SOFR + 1.09% thereafter)(6)	626,194
808,000	5.19%, 03/14/2035, (5.19% fixed rate until 03/14/2034; 6 mo. USD SOFR + 1.42% thereafter)(6)	778,967
790,000	6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(6)	816,053
	Barclays PLC
1,960,000	5.69%, 03/12/2030, (5.69% fixed rate until 03/12/2029; 6 mo. USD SOFR + 1.74% thereafter)(6)	1,934,438
665,000	9.63%, 12/15/2029, (9.63% fixed rate until 12/15/2029; 5 yr. USD ICE Swap + 5.78% thereafter)(6)(8)	694,960

49

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.9% - (continued)
	Commercial Banks - 7.1% - (continued)
$ 1,950,000	BNP Paribas SA 5.89%, 12/05/2034, (5.89% fixed rate until 12/05/2033; 6 mo. USD SOFR + 1.87% thereafter)(1)(6)	$ 1,968,986
	BPCE SA
715,000	5.72%, 01/18/2030, (5.72% fixed rate until 01/18/2029; 1 yr. USD CMT + 1.96% thereafter)(1)(6)	706,622
2,515,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(6)	2,588,443
2,230,000	7.00%, 10/19/2034, (7.00% fixed rate until 10/19/2033; 6 mo. USD SOFR + 2.59% thereafter)(1)(6)	2,346,657
355,000	CaixaBank SA 5.67%, 03/15/2030, (5.67% fixed rate until 03/15/2029; 6 mo. USD SOFR + 1.78% thereafter)(1)(6)	348,845
1,440,000	Citigroup, Inc. 5.17%, 02/13/2030, (5.17% fixed rate until 02/13/2029; 6 mo. USD SOFR + 1.36% thereafter)(6)	1,408,247
	Citizens Financial Group, Inc.
635,000	5.84%, 01/23/2030, (5.84% fixed rate until 01/23/2029; 6 mo. USD SOFR + 2.01% thereafter)(6)	621,438
145,000	6.65%, 04/25/2035, (6.65% fixed rate until 04/25/2034; 6 mo. USD SOFR + 2.33% thereafter)(6)	145,473
	Credit Agricole SA
800,000	5.13%, 03/11/2027(1)	792,576
1,400,000	6.25%, 01/10/2035, (6.25% fixed rate until 01/10/2034; 6 mo. USD SOFR + 2.67% thereafter)(1)(6)	1,384,955
535,000	6.32%, 10/03/2029, (6.32% fixed rate until 10/03/2028; 6 mo. USD SOFR + 1.86% thereafter)(1)(6)	545,205
	Danske Bank AS
380,000	1.62%, 09/11/2026, (1.62% fixed rate until 09/11/2025; 1 yr. USD CMT + 1.35% thereafter)(1)(6)	358,101
445,000	5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(1)(6)	439,687
	Deutsche Bank AG
380,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 6 mo. USD SOFR + 1.22% thereafter)(6)	345,603
385,000	3.74%, 01/07/2033, (3.74% fixed rate until 10/07/2031; 6 mo. USD SOFR + 2.26% thereafter)(6)	309,611
775,000	6.82%, 11/20/2029, (6.82% fixed rate until 11/20/2028; 6 mo. USD SOFR + 2.51% thereafter)(6)	795,922
165,000	Fifth Third Bancorp 5.63%, 01/29/2032, (5.63% fixed rate until 01/29/2031; 6 mo. USD SOFR + 1.84% thereafter)(6)	160,393
	Goldman Sachs Group, Inc.
606,000	1.99%, 01/27/2032, (1.99% fixed rate until 01/27/2031; 6 mo. USD SOFR + 1.09% thereafter)(6)	478,434
1,430,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.25% thereafter)(6)	1,144,799
1,804,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(6)	1,477,512
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.9% - (continued)
	Commercial Banks - 7.1% - (continued)
$ 616,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD Term SOFR + 1.42% thereafter)(6)	$ 575,660
339,000	4.22%, 05/01/2029, (4.22% fixed rate until 05/01/2028; 3 mo. USD Term SOFR + 1.56% thereafter)(6)	321,551
1,120,000	5.73%, 04/25/2030, (5.73% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.27% thereafter)(6)	1,121,549
	HSBC Holdings PLC
1,470,000	2.21%, 08/17/2029, (2.21% fixed rate until 08/17/2028; 6 mo. USD SOFR + 1.29% thereafter)(6)	1,267,963
380,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD Term SOFR + 1.80% thereafter)(6)	362,194
1,840,000	5.40%, 08/11/2033, (5.40% fixed rate until 08/11/2032; 6 mo. USD SOFR + 2.87% thereafter)(6)	1,778,206
1,445,000	5.89%, 08/14/2027, (5.89% fixed rate until 08/14/2026; 6 mo. USD SOFR + 1.57% thereafter)(6)	1,446,010
228,000	6.80%, 06/01/2038	241,368
700,000	Huntington Bancshares, Inc. 6.21%, 08/21/2029, (6.21% fixed rate until 08/21/2028; 6 mo. USD SOFR + 2.02% thereafter)(6)	702,678
585,000	Huntington National Bank 5.65%, 01/10/2030	573,983
	Intesa Sanpaolo SpA
200,000	7.78%, 06/20/2054, (7.78% fixed rate until 06/20/2053; 1 yr. USD CMT + 3.90% thereafter)(1)(6)	205,039
1,210,000	7.80%, 11/28/2053(1)	1,298,994
	JP Morgan Chase & Co.
888,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(6)	720,346
1,052,000	2.58%, 04/22/2032, (2.58% fixed rate until 04/22/2031; 3 mo. USD Term SOFR + 1.25% thereafter)(6)	866,788
436,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD Term SOFR + 2.52% thereafter)(6)	372,917
1,046,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD Term SOFR + 1.42% thereafter)(6)	959,142
315,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD Term SOFR + 1.51% thereafter)(6)	305,782
978,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD Term SOFR + 1.38% thereafter)(6)	922,886
617,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.99% thereafter)(6)	604,304
985,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(6)	974,397
2,316,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(6)	2,244,582
1,350,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(6)	1,348,962

50

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.9% - (continued)
	Commercial Banks - 7.1% - (continued)
$ 899,000	6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(6)	$ 909,504
665,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(6)	678,511
	M&T Bank Corp.
2,235,000	5.05%, 01/27/2034, (5.05% fixed rate until 01/27/2033; 6 mo. USD SOFR + 1.85% thereafter)(6)	2,012,226
1,760,000	7.41%, 10/30/2029, (7.41% fixed rate until 10/30/2028; 6 mo. USD SOFR + 2.80% thereafter)(6)	1,825,169
1,150,000	Manufacturers & Traders Trust Co. 4.70%, 01/27/2028	1,088,449
EUR 1,100,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(6)(7)	1,056,440
$ 1,240,000	Mitsubishi UFJ Financial Group, Inc. 5.43%, 04/17/2035, (5.43% fixed rate until 04/17/2034; 1 yr. USD CMT + 1.00% thereafter)(6)	1,207,848
	Morgan Stanley
135,000	1.59%, 05/04/2027, (1.59% fixed rate until 05/04/2026; 6 mo. USD SOFR + 0.88% thereafter)(6)	124,474
1,619,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(6)	1,263,103
160,000	2.24%, 07/21/2032, (2.24% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.18% thereafter)(6)	127,203
1,235,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 6 mo. USD SOFR + 1.14% thereafter)(6)	1,057,537
740,000	3.62%, 04/01/2031, (3.62% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.12% thereafter)(6)	664,879
335,000	4.43%, 01/23/2030, (4.43% fixed rate until 01/23/2029; 3 mo. USD Term SOFR + 1.89% thereafter)(6)	318,489
1,052,000	5.16%, 04/20/2029, (5.16% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.59% thereafter)(6)	1,034,617
495,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(6)	491,684
1,170,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(6)	1,169,612
253,000	5.95%, 01/19/2038, (5.95% fixed rate until 01/19/2033; 5 yr. USD CMT + 2.43% thereafter)(6)	245,929
3,595,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(6)	3,706,066
61,000	7.25%, 04/01/2032	68,059
	OTP Bank Nyrt
EUR 1,000,000	7.35%, 03/04/2026, (7.35% fixed rate until 03/04/2025; 3 mo. EURIBOR + 4.52% thereafter)(6)(7)	1,087,834
$ 690,000	7.50%, 05/25/2027, (7.50% fixed rate until 05/25/2026; 1 yr. USD CMT + 3.71% thereafter)(6)(7)	704,076
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.9% - (continued)
	Commercial Banks - 7.1% - (continued)
	PNC Financial Services Group, Inc.
$ 500,000	5.68%, 01/22/2035, (5.68% fixed rate until 01/22/2034; 6 mo. USD SOFR + 1.90% thereafter)(6)	$ 489,731
545,000	6.04%, 10/28/2033, (6.04% fixed rate until 10/28/2032; 6 mo. USD SOFR + 2.14% thereafter)(6)	550,014
2,505,000	Societe Generale SA 6.22%, 06/15/2033, (6.22% fixed rate until 06/15/2032; 1 yr. USD CMT + 3.20% thereafter)(1)(6)	2,446,313
	Standard Chartered PLC
1,040,000	7.02%, 02/08/2030, (7.02% fixed rate until 02/08/2029; 1 yr. USD CMT + 2.20% thereafter)(1)(6)	1,081,841
470,000	7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 1 yr. USD CMT + 3.45% thereafter)(1)(6)	495,829
	UBS Group AG
1,135,000	2.10%, 02/11/2032, (2.10% fixed rate until 02/11/2031; 1 yr. USD CMT + 1.00% thereafter)(1)(6)	886,119
350,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 6 mo. USD SOFR + 1.73% thereafter)(1)(6)	289,753
680,000	4.19%, 04/01/2031, (4.19% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.73% thereafter)(1)(6)	619,141
295,000	4.28%, 01/09/2028(1)	279,670
810,000	4.75%, 05/12/2028, (4.75% fixed rate until 05/12/2027; 1 yr. USD CMT + 1.75% thereafter)(1)(6)	783,861
530,000	5.43%, 02/08/2030, (5.43% fixed rate until 02/08/2029; 1 yr. USD CMT + 1.52% thereafter)(1)(6)	521,047
315,000	6.25%, 09/22/2029, (6.25% fixed rate until 09/22/2028; 1 yr. USD CMT + 1.80% thereafter)(1)(6)	319,552
2,625,000	6.54%, 08/12/2033, (6.54% fixed rate until 08/12/2032; 6 mo. USD SOFR + 3.92% thereafter)(1)(6)	2,685,463
	Wells Fargo & Co.
1,520,000	2.57%, 02/11/2031, (2.57% fixed rate until 02/11/2030; 3 mo. USD Term SOFR + 1.26% thereafter)(6)	1,284,696
556,000	2.88%, 10/30/2030, (2.88% fixed rate until 10/30/2029; 3 mo. USD Term SOFR + 1.43% thereafter)(6)	482,411
1,869,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(6)	1,579,592
1,781,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(6)	1,671,889
177,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD Term SOFR + 4.50% thereafter)(6)	157,175
314,000	5.39%, 04/24/2034, (5.39% fixed rate until 04/24/2033; 6 mo. USD SOFR + 2.02% thereafter)(6)	302,728
780,000	5.50%, 01/23/2035, (5.50% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.78% thereafter)(6)	757,520

51

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.9% - (continued)
	Commercial Banks - 7.1% - (continued)
$ 3,730,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(6)	$ 3,717,302
500,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(6)	512,033
		106,867,618
	Commercial Services - 0.7%
	Ashtead Capital, Inc.
625,000	4.00%, 05/01/2028(1)	581,302
1,600,000	4.38%, 08/15/2027(1)	1,521,800
560,000	5.80%, 04/15/2034(1)	544,932
225,000	ERAC USA Finance LLC 5.00%, 02/15/2029(1)	220,999
1,971,000	Gartner, Inc. 4.50%, 07/01/2028(1)	1,853,603
	Howard University
100,000	2.39%, 10/01/2027	88,928
100,000	2.70%, 10/01/2029	85,927
325,000	2.80%, 10/01/2030	274,957
105,000	2.90%, 10/01/2031	87,234
265,000	3.48%, 10/01/2041	182,507
	Service Corp. International
1,980,000	3.38%, 08/15/2030	1,678,583
341,000	4.63%, 12/15/2027	325,156
2,985,000	5.13%, 06/01/2029	2,850,224
	United Rentals North America, Inc.
270,000	3.75%, 01/15/2032	230,603
50,000	4.88%, 01/15/2028	47,984
		10,574,739
	Construction Materials - 0.4%
2,890,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	2,706,491
	Standard Industries, Inc.
699,000	3.38%, 01/15/2031(1)	572,277
2,643,000	4.38%, 07/15/2030(1)	2,341,393
		5,620,161
	Diversified Financial Services - 0.3%
	Capital One Financial Corp.
457,000	1.88%, 11/02/2027, (1.88% fixed rate until 11/02/2026; 6 mo. USD SOFR + 0.86% thereafter)(6)	414,610
1,859,000	3.27%, 03/01/2030, (3.27% fixed rate until 03/01/2029; 6 mo. USD SOFR + 1.79% thereafter)(6)	1,640,605
275,000	5.25%, 07/26/2030, (5.25% fixed rate until 07/26/2029; 6 mo. USD SOFR + 2.60% thereafter)(6)	264,605
455,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(6)	446,829
770,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(6)	777,760
520,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(6)	559,342
600,000	Discover Financial Services 7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(6)	660,342
		4,764,093
	Electric - 3.7%
	Alabama Power Co.
295,000	3.45%, 10/01/2049	205,342
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.9% - (continued)
	Electric - 3.7% - (continued)
$ 728,000	4.15%, 08/15/2044	$ 580,829
2,135,000	Ameren Corp. 5.00%, 01/15/2029	2,080,046
	Arizona Public Service Co.
350,000	5.55%, 08/01/2033	343,235
595,000	6.35%, 12/15/2032	617,484
	Cleco Corporate Holdings LLC
489,000	3.38%, 09/15/2029	417,445
147,000	4.97%, 05/01/2046(5)	115,296
	Consolidated Edison Co. of New York, Inc.
345,000	3.20%, 12/01/2051	223,097
112,000	3.95%, 04/01/2050	85,319
160,000	4.00%, 11/15/2057	117,165
150,000	4.45%, 03/15/2044	125,205
340,000	5.50%, 03/15/2034	339,056
	Dominion Energy, Inc.
1,368,000	3.38%, 04/01/2030	1,211,956
2,020,000	5.38%, 11/15/2032	1,964,595
400,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	328,019
	Duke Energy Corp.
3,019,000	2.55%, 06/15/2031	2,482,515
227,700	3.75%, 09/01/2046	162,373
980,000	4.50%, 08/15/2032	903,484
410,000	5.00%, 08/15/2052	349,798
	Duke Energy Indiana LLC
230,000	2.75%, 04/01/2050	135,273
921,000	3.25%, 10/01/2049	607,509
435,000	Duke Energy Ohio, Inc. 5.55%, 03/15/2054	410,988
	Duke Energy Progress LLC
138,000	3.70%, 10/15/2046	100,605
325,000	4.00%, 04/01/2052	243,002
	Edison International
230,000	4.13%, 03/15/2028	216,391
1,085,000	5.25%, 11/15/2028	1,062,544
2,047,000	6.95%, 11/15/2029	2,148,583
515,000	Emera, Inc. 6.75%, 06/15/2076	509,134
450,000	Enel Finance International NV 1.38%, 07/12/2026(1)(5)	411,263
	Evergy Metro, Inc.
397,000	2.25%, 06/01/2030	330,575
121,000	4.13%, 04/01/2049	92,467
	Evergy, Inc.
939,000	2.45%, 09/15/2024	926,724
208,000	2.90%, 09/15/2029	182,225
	Eversource Energy
1,740,000	5.13%, 05/15/2033	1,641,787
565,000	5.50%, 01/01/2034	543,724
1,190,000	5.95%, 02/01/2029	1,203,021
	Georgia Power Co.
548,000	4.30%, 03/15/2042	452,426
435,000	4.95%, 05/17/2033	414,014
375,000	5.25%, 03/15/2034	364,559
545,000	Investment Energy Resources Ltd. 6.25%, 04/26/2029(1)	521,837
455,000	Monongahela Power Co. 5.85%, 02/15/2034(1)	453,504
547,000	National Rural Utilities Cooperative Finance Corp. 5.80%, 01/15/2033	554,670
	NextEra Energy Capital Holdings, Inc.
1,305,000	1.88%, 01/15/2027	1,186,030
1,330,000	2.25%, 06/01/2030	1,103,353
1,275,000	Niagara Mohawk Power Corp. 5.29%, 01/17/2034(1)	1,218,984
130,000	NRG Energy, Inc. 2.45%, 12/02/2027(1)	115,920
509,000	Oglethorpe Power Corp. 4.50%, 04/01/2047	400,083
630,000	Ohio Edison Co. 5.50%, 01/15/2033(1)	611,558

52

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.9% - (continued)
	Electric - 3.7% - (continued)
	Oncor Electric Delivery Co. LLC
$ 101,000	0.55%, 10/01/2025	$ 94,224
840,000	5.65%, 11/15/2033	843,670
	Pacific Gas & Electric Co.
280,500	2.50%, 02/01/2031	227,459
245,000	4.40%, 03/01/2032	220,210
689,000	4.50%, 07/01/2040	559,079
2,159,000	4.55%, 07/01/2030	2,002,792
161,000	5.45%, 06/15/2027	159,953
991,000	5.90%, 06/15/2032	978,593
1,286,000	6.10%, 01/15/2029	1,296,516
1,474,000	6.15%, 01/15/2033	1,475,159
1,546,000	6.40%, 06/15/2033	1,573,890
595,000	Public Service Electric & Gas Co. 5.45%, 03/01/2054	572,999
	Public Service Enterprise Group, Inc.
370,000	5.20%, 04/01/2029	363,176
230,000	5.45%, 04/01/2034	223,831
890,000	6.13%, 10/15/2033	906,205
	Puget Energy, Inc.
750,000	2.38%, 06/15/2028	659,203
30,000	3.65%, 05/15/2025	29,266
1,346,000	4.10%, 06/15/2030	1,216,091
289,000	4.22%, 03/15/2032	252,738
1,310,000	Sempra 5.40%, 08/01/2026	1,302,298
	Southern California Edison Co.
75,000	3.65%, 02/01/2050	52,178
313,000	4.05%, 03/15/2042	242,810
715,000	5.15%, 06/01/2029	703,303
1,370,000	5.20%, 06/01/2034	1,307,226
420,000	5.75%, 04/15/2054	403,304
325,000	5.88%, 12/01/2053	317,961
495,000	5.95%, 11/01/2032	503,481
	Southern Co.
1,645,000	3.25%, 07/01/2026	1,568,214
1,050,000	5.20%, 06/15/2033	1,012,452
671,000	Southwestern Electric Power Co. 5.30%, 04/01/2033	639,333
	Virginia Electric & Power Co.
359,000	2.45%, 12/15/2050	196,429
940,000	5.00%, 04/01/2033	896,294
1,232,000	5.00%, 01/15/2034	1,170,641
320,000	5.35%, 01/15/2054	296,484
525,000	Wisconsin Power & Light Co. 5.38%, 03/30/2034	510,498
	Xcel Energy, Inc.
125,000	1.75%, 03/15/2027	112,328
59,000	4.00%, 06/15/2028	55,471
463,000	4.60%, 06/01/2032	424,849
		56,185,620
	Energy-Alternate Sources - 0.2%
	Energo-Pro AS
1,230,000	8.50%, 02/04/2027(1)	1,230,185
665,000	11.00%, 11/02/2028(7)	719,636
787,500	Greenko Power II Ltd. 4.30%, 12/13/2028(7)	701,005
		2,650,826
	Engineering & Construction - 0.2%
1,235,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	1,065,188
	International Airport Finance SA
1,095,225	12.00%, 03/15/2033(1)	1,162,636
504,756	12.00%, 03/15/2033(7)	535,823
		2,763,647
	Entertainment - 0.2%
	Warnermedia Holdings, Inc.
201,000	4.28%, 03/15/2032	173,105
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.9% - (continued)
	Entertainment - 0.2% - (continued)
$ 325,000	5.14%, 03/15/2052	$ 248,779
	WMG Acquisition Corp.
715,000	3.75%, 12/01/2029(1)	628,977
2,830,000	3.88%, 07/15/2030(1)	2,467,357
		3,518,218
	Environmental Control - 0.3%
	Clean Harbors, Inc.
2,009,000	4.88%, 07/15/2027(1)	1,937,144
1,455,000	6.38%, 02/01/2031(1)	1,441,466
831,000	Veralto Corp. 5.35%, 09/18/2028(1)	824,538
		4,203,148
	Food - 0.3%
	Conagra Brands, Inc.
107,000	4.30%, 05/01/2024	107,000
610,000	4.85%, 11/01/2028	590,198
30,000	5.30%, 11/01/2038	27,473
1,730,000	Minerva Luxembourg SA 4.38%, 03/18/2031(7)	1,407,531
	NBM U.S. Holdings, Inc.
835,000	7.00%, 05/14/2026(1)	829,958
575,000	7.00%, 05/14/2026(7)	571,528
	Tyson Foods, Inc.
305,000	5.40%, 03/15/2029	301,796
500,000	5.70%, 03/15/2034	490,633
		4,326,117
	Gas - 0.5%
1,445,000	Brooklyn Union Gas Co. 6.39%, 09/15/2033(1)	1,453,488
473,000	KeySpan Gas East Corp. 5.99%, 03/06/2033(1)	466,589
	NiSource, Inc.
52,000	1.70%, 02/15/2031	40,558
501,000	3.49%, 05/15/2027	472,194
1,000,000	5.35%, 04/01/2034	958,254
620,000	5.40%, 06/30/2033	603,408
	Southern California Gas Co.
794,000	5.20%, 06/01/2033	772,875
1,920,000	5.60%, 04/01/2054	1,823,814
200,000	Southern Co. Gas Capital Corp. 5.75%, 09/15/2033	200,891
		6,792,071
	Hand/Machine Tools - 0.2%
	Regal Rexnord Corp.
2,487,000	6.05%, 04/15/2028(1)	2,482,365
605,000	6.30%, 02/15/2030(1)	607,474
		3,089,839
	Healthcare - Products - 0.4%
	Alcon Finance Corp.
806,000	2.75%, 09/23/2026(1)	754,430
435,000	3.00%, 09/23/2029(1)	385,276
455,000	5.38%, 12/06/2032(1)	445,710
415,000	5.75%, 12/06/2052(1)	408,817
2,316,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	2,162,200
647,000	Hologic, Inc. 4.63%, 02/01/2028(1)	615,199
450,000	Smith & Nephew PLC 5.40%, 03/20/2034	434,002
1,230,000	Solventum Corp. 5.40%, 03/01/2029(1)	1,206,213
		6,411,847
	Healthcare - Services - 0.6%
	Centene Corp.
814,000	2.45%, 07/15/2028	710,946
215,000	4.25%, 12/15/2027	202,887
1,865,000	4.63%, 12/15/2029	1,738,584
60,000	CommonSpirit Health 3.35%, 10/01/2029	54,040

53

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.9% - (continued)
	Healthcare - Services - 0.6% - (continued)
	HCA, Inc.
$ 50,000	3.13%, 03/15/2027	$ 46,748
1,515,000	3.38%, 03/15/2029	1,364,174
135,000	5.45%, 04/01/2031	132,202
795,000	5.60%, 04/01/2034	775,429
	Humana, Inc.
350,000	1.35%, 02/03/2027	312,447
75,000	2.15%, 02/03/2032	58,291
485,000	5.38%, 04/15/2031	472,857
175,000	5.75%, 12/01/2028	175,685
	ICON Investments Six DAC
335,000	5.81%, 05/08/2027	335,000
200,000	6.00%, 05/08/2034	199,792
	Kaiser Foundation Hospitals
1,000	2.81%, 06/01/2041	701
805,000	3.00%, 06/01/2051	520,314
	UnitedHealth Group, Inc.
1,143,000	2.75%, 05/15/2040	801,150
70,000	4.45%, 12/15/2048	58,842
200,000	4.95%, 05/15/2062	174,667
265,000	5.35%, 02/15/2033	264,585
1,270,000	5.38%, 04/15/2054	1,206,669
		9,606,010
	Home Builders - 0.2%
	Taylor Morrison Communities, Inc.
1,207,000	5.13%, 08/01/2030(1)	1,123,748
2,208,000	5.75%, 01/15/2028(1)	2,154,130
		3,277,878
	Household Products - 0.0%
380,000	Haleon U.S. Capital LLC 3.38%, 03/24/2029	346,303
	Insurance - 0.9%
435,000	Aon Corp./Aon Global Holdings PLC 5.35%, 02/28/2033	424,317
1,325,000	Aon North America, Inc. 5.45%, 03/01/2034	1,296,448
	Athene Global Funding
595,000	2.50%, 03/24/2028(1)	525,471
1,245,000	2.65%, 10/04/2031(1)	995,254
765,000	2.72%, 01/07/2029(1)	666,150
1,230,000	Athene Holding Ltd. 5.88%, 01/15/2034	1,199,738
	Corebridge Financial, Inc.
485,000	3.85%, 04/05/2029	445,054
1,160,000	5.75%, 01/15/2034	1,139,153
320,000	6.05%, 09/15/2033(1)	319,394
2,173,000	Equitable Financial Life Global Funding 1.80%, 03/08/2028(1)	1,887,125
785,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	747,877
1,205,000	GA Global Funding Trust 5.50%, 01/08/2029(1)	1,185,637
	Marsh & McLennan Cos., Inc.
125,000	4.38%, 03/15/2029	120,798
485,000	4.75%, 03/15/2039	440,500
2,025,000	Metropolitan Life Global Funding I 2.40%, 01/11/2032(1)	1,623,335
979,000	Principal Life Global Funding II 5.10%, 01/25/2029(1)	956,242
		13,972,493
	Internet - 0.5%
	Gen Digital, Inc.
2,455,000	5.00%, 04/15/2025(1)	2,425,545
1,420,000	6.75%, 09/30/2027(1)	1,424,649
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.9% - (continued)
	Internet - 0.5% - (continued)
	Go Daddy Operating Co. LLC/GD Finance Co., Inc.
$ 1,225,000	3.50%, 03/01/2029(1)	$ 1,086,338
2,383,000	5.25%, 12/01/2027(1)	2,300,760
		7,237,292
	Investment Company Security - 0.0%
405,000	New Mountain Finance Corp. 6.88%, 02/01/2029	394,405
	Iron/Steel - 0.0%
90,000	Vale Overseas Ltd. 3.75%, 07/08/2030	79,248
	IT Services - 0.1%
2,115,000	Booz Allen Hamilton, Inc. 3.88%, 09/01/2028(1)	1,956,103
	Machinery-Diversified - 0.1%
	AGCO Corp.
180,000	5.45%, 03/21/2027	179,400
240,000	5.80%, 03/21/2034	234,810
300,000	Ingersoll Rand, Inc. 5.70%, 08/14/2033	297,973
978,000	Otis Worldwide Corp. 2.57%, 02/15/2030	837,900
195,000	Westinghouse Air Brake Technologies Corp. 5.61%, 03/11/2034	191,630
		1,741,713
	Media - 1.1%
	Charter Communications Operating LLC/Charter Communications Operating Capital
310,000	2.25%, 01/15/2029	258,651
969,000	3.50%, 03/01/2042	612,536
275,000	3.70%, 04/01/2051	160,773
395,000	3.85%, 04/01/2061	220,872
755,000	3.90%, 06/01/2052	454,162
165,000	4.80%, 03/01/2050	115,614
1,504,000	5.05%, 03/30/2029	1,419,873
1,414,000	5.13%, 07/01/2049	1,035,186
1,190,000	5.38%, 05/01/2047	909,283
1,234,000	5.75%, 04/01/2048	993,910
367,000	6.48%, 10/23/2045	324,710
	Comcast Corp.
100,000	2.65%, 08/15/2062	52,534
1,177,000	2.89%, 11/01/2051	713,064
461,000	3.20%, 07/15/2036	362,690
583,000	3.75%, 04/01/2040	460,907
100,000	4.65%, 02/15/2033	94,638
	Cox Communications, Inc.
685,000	2.60%, 06/15/2031(1)	554,104
67,000	3.15%, 08/15/2024(1)	66,476
	Discovery Communications LLC
513,000	3.63%, 05/15/2030	446,744
75,600	3.95%, 03/20/2028	70,314
364,000	5.20%, 09/20/2047	286,301
984,000	5.30%, 05/15/2049	774,159
1,198,000	6.35%, 06/01/2040	1,134,733
	Paramount Global
579,000	4.90%, 08/15/2044	405,659
795,000	5.25%, 04/01/2044	572,665
	Sirius XM Radio, Inc.
1,316,000	4.00%, 07/15/2028(1)	1,175,043
2,731,000	4.13%, 07/01/2030(1)	2,318,727
		15,994,328
	Mining - 0.4%
490,000	Anglo American Capital PLC 5.75%, 04/05/2034(1)	484,000

54

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.9% - (continued)
	Mining - 0.4% - (continued)
$ 915,000	Corp. Nacional del Cobre de Chile 6.44%, 01/26/2036(1)	$ 914,734
	Glencore Funding LLC
1,225,000	5.37%, 04/04/2029(1)	1,202,605
1,750,000	5.63%, 04/04/2034(1)	1,693,344
1,451,000	6.38%, 10/06/2030(1)	1,488,605
795,000	Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	830,564
		6,613,852
	Oil & Gas - 1.7%
	Aker BP ASA
600,000	2.00%, 07/15/2026(1)	552,919
420,000	3.10%, 07/15/2031(1)	349,551
1,230,000	6.00%, 06/13/2033(1)	1,227,047
	BP Capital Markets America, Inc.
185,000	2.94%, 06/04/2051	115,816
500,000	3.06%, 06/17/2041	359,106
130,000	3.38%, 02/08/2061	84,147
1,039,000	4.81%, 02/13/2033	993,321
960,000	4.89%, 09/11/2033	922,143
1,009,000	4.99%, 04/10/2034	974,634
150,000	Cenovus Energy, Inc. 2.65%, 01/15/2032	121,071
	ConocoPhillips Co.
349,000	3.80%, 03/15/2052	256,503
285,000	5.05%, 09/15/2033	277,424
415,000	5.55%, 03/15/2054	402,313
990,000	5.70%, 09/15/2063	972,554
	Diamondback Energy, Inc.
210,000	5.40%, 04/18/2034	204,163
140,000	5.90%, 04/18/2064	133,692
480,000	6.25%, 03/15/2033	495,987
	Ecopetrol SA
1,890,000	4.63%, 11/02/2031	1,526,756
2,560,000	8.38%, 01/19/2036	2,488,801
1,280,000	8.63%, 01/19/2029	1,331,502
	Energean Israel Finance Ltd.
885,000	5.88%, 03/30/2031(7)	753,400
600,000	8.50%, 09/30/2033(7)	576,120
	Equinor ASA
487,000	3.25%, 11/18/2049	332,983
105,000	3.70%, 04/06/2050	77,731
	Hess Corp.
1,180,000	7.13%, 03/15/2033	1,294,692
709,000	7.30%, 08/15/2031	779,562
1,225,000	Leviathan Bond Ltd. 6.50%, 06/30/2027(7)	1,147,274
494,000	Ovintiv, Inc. 6.63%, 08/15/2037	497,930
	Patterson-UTI Energy, Inc.
525,000	5.15%, 11/15/2029	501,357
830,000	7.15%, 10/01/2033	864,235
1,185,000	Phillips 66 Co. 5.30%, 06/30/2033	1,150,707
	Shell International Finance BV
83,000	2.88%, 11/26/2041	58,151
982,000	3.00%, 11/26/2051	624,838
259,000	3.25%, 04/06/2050	175,636
850,000	TotalEnergies Capital SA 5.64%, 04/05/2064	830,775
2,025,000	Viper Energy, Inc. 5.38%, 11/01/2027(1)	1,975,692
		25,430,533
	Packaging & Containers - 0.3%
3,910,000	Ball Corp. 6.00%, 06/15/2029	3,890,563
	Pharmaceuticals - 0.3%
	AbbVie, Inc.
555,000	4.95%, 03/15/2031	544,375
200,000	5.40%, 03/15/2054	193,882
780,000	Bayer U.S. Finance LLC 6.38%, 11/21/2030(1)	781,852
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.9% - (continued)
	Pharmaceuticals - 0.3% - (continued)
$ 605,000	Bristol-Myers Squibb Co. 5.55%, 02/22/2054	$ 584,176
	Cigna Group
11,000	1.25%, 03/15/2026	10,155
25,000	3.40%, 03/15/2051	16,586
1,715,000	5.00%, 05/15/2029	1,679,956
	CVS Health Corp.
743,000	2.70%, 08/21/2040	486,174
730,000	4.13%, 04/01/2040	582,650
		4,879,806
	Pipelines - 1.3%
559,000	Cheniere Energy Partners LP 4.50%, 10/01/2029	523,130
735,000	Cheniere Energy, Inc. 5.65%, 04/15/2034(1)	719,998
	Columbia Pipelines Holding Co. LLC
855,000	5.68%, 01/15/2034(1)	821,962
1,600,000	6.04%, 08/15/2028(1)	1,614,608
	Columbia Pipelines Operating Co. LLC
455,000	5.93%, 08/15/2030(1)	455,633
443,000	6.04%, 11/15/2033(1)	444,397
725,000	6.54%, 11/15/2053(1)	747,585
1,115,000	EIG Pearl Holdings SARL 3.55%, 08/31/2036(1)	923,414
	Enbridge, Inc.
305,000	2.50%, 08/01/2033	235,921
650,000	5.30%, 04/05/2029	642,558
1,225,000	5.63%, 04/05/2034	1,199,586
2,036,000	5.70%, 03/08/2033	2,015,295
50,000	5.90%, 11/15/2026	50,309
	Energy Transfer LP
430,000	5.15%, 02/01/2043	367,271
1,710,000	6.40%, 12/01/2030	1,761,695
	EQM Midstream Partners LP
60,000	5.50%, 07/15/2028	58,436
255,000	6.50%, 07/01/2027(1)	255,337
522,910	Galaxy Pipeline Assets Bidco Ltd. 2.94%, 09/30/2040(1)	400,340
	Greensaif Pipelines Bidco SARL
1,555,000	6.13%, 02/23/2038(1)	1,534,647
1,425,000	6.51%, 02/23/2042(1)	1,429,698
	ONEOK, Inc.
320,000	3.10%, 03/15/2030	279,077
320,000	3.40%, 09/01/2029	288,210
60,000	6.00%, 06/15/2035	59,394
290,000	6.10%, 11/15/2032	294,277
	Targa Resources Corp.
715,000	6.15%, 03/01/2029	727,261
25,000	6.25%, 07/01/2052	24,545
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.
535,000	4.00%, 01/15/2032	470,086
100,000	4.88%, 02/01/2031	93,760
100,000	6.88%, 01/15/2029	101,887
76,000	Transcontinental Gas Pipe Line Co. LLC 4.00%, 03/15/2028	72,006
720,000	Western Midstream Operating LP 6.15%, 04/01/2033	719,572
	Williams Cos., Inc.
104,000	3.90%, 01/15/2025	102,678
85,000	4.00%, 09/15/2025	83,023
		19,517,596
	Real Estate Investment Trusts - 0.6%
	American Tower Corp.
380,000	1.45%, 09/15/2026	345,256
100,000	2.40%, 03/15/2025	97,008
140,000	2.70%, 04/15/2031	115,628

55

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.9% - (continued)
	Real Estate Investment Trusts - 0.6% - (continued)
$ 683,000	3.80%, 08/15/2029	$ 624,515
57,000	5.65%, 03/15/2033	56,143
440,000	Brandywine Operating Partnership LP 8.88%, 04/12/2029	450,862
	Crown Castle, Inc.
225,000	2.50%, 07/15/2031	181,537
170,000	3.80%, 02/15/2028	158,512
380,000	4.30%, 02/15/2029	357,051
1,750,000	4.80%, 09/01/2028	1,685,073
365,000	5.00%, 01/11/2028	355,754
755,000	5.60%, 06/01/2029	750,508
	GLP Capital LP/GLP Financing II, Inc.
678,000	4.00%, 01/15/2031	593,907
260,000	5.30%, 01/15/2029	252,484
378,000	5.75%, 06/01/2028	373,462
675,000	SBA Tower Trust 2.84%, 01/15/2050(1)	659,905
1,428,000	VICI Properties LP 4.95%, 02/15/2030	1,354,405
770,000	VICI Properties LP/VICI Note Co., Inc. 4.63%, 12/01/2029(1)	714,390
30,000	WEA Finance LLC 3.50%, 06/15/2029(1)	26,189
		9,152,589
	Retail - 0.4%
	AutoZone, Inc.
95,000	3.13%, 04/21/2026	90,791
52,000	3.63%, 04/15/2025	51,016
546,000	4.75%, 08/01/2032	515,335
260,000	4.75%, 02/01/2033	243,914
512,000	6.55%, 11/01/2033	543,553
	FirstCash, Inc.
2,699,000	4.63%, 09/01/2028(1)	2,493,603
1,160,000	5.63%, 01/01/2030(1)	1,094,694
588,000	O'Reilly Automotive, Inc. 4.70%, 06/15/2032	555,201
		5,588,107
	Semiconductors - 0.2%
	Intel Corp.
719,000	3.05%, 08/12/2051	443,174
645,000	5.15%, 02/21/2034	622,316
255,000	5.70%, 02/10/2053	243,337
135,000	5.90%, 02/10/2063	131,434
1,098,000	Marvell Technology, Inc. 2.45%, 04/15/2028	974,176
1,088,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	917,271
		3,331,708
	Software - 1.2%
2,365,000	Black Knight InfoServ LLC 3.63%, 09/01/2028(1)	2,187,522
	Constellation Software, Inc.
80,000	5.16%, 02/16/2029(1)	78,231
500,000	5.46%, 02/16/2034(1)	487,316
3,132,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	2,885,381
959,000	MSCI, Inc. 3.63%, 11/01/2031(1)	818,393
	Open Text Corp.
2,895,000	3.88%, 12/01/2029(1)	2,534,017
1,400,000	6.90%, 12/01/2027(1)	1,429,663
702,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	601,746
	Oracle Corp.
300,000	2.88%, 03/25/2031	253,765
220,000	2.95%, 04/01/2030	191,056
426,000	3.60%, 04/01/2040	319,196
846,000	3.60%, 04/01/2050	571,933
944,000	3.85%, 04/01/2060	627,636
150,000	3.95%, 03/25/2051	107,177
195,000	4.00%, 07/15/2046	144,347
570,000	4.00%, 11/15/2047	417,964
285,000	4.13%, 05/15/2045	217,204
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 26.9% - (continued)
	Software - 1.2% - (continued)
$ 663,000	6.15%, 11/09/2029	$ 683,863
3,626,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	3,524,538
		18,080,948
	Telecommunications - 0.3%
	AT&T, Inc.
340,000	2.55%, 12/01/2033	262,691
16,000	3.55%, 09/15/2055	10,437
1,627,000	3.80%, 12/01/2057	1,099,520
	Cisco Systems, Inc.
780,000	4.95%, 02/26/2031	766,884
465,000	5.35%, 02/26/2064	442,721
56,000	Rogers Communications, Inc. 4.30%, 02/15/2048	43,043
	T-Mobile USA, Inc.
586,000	2.05%, 02/15/2028	517,824
1,262,000	3.88%, 04/15/2030	1,154,278
30,000	5.05%, 07/15/2033	28,740
585,000	5.75%, 01/15/2034	589,834
260,000	5.80%, 09/15/2062	252,058
		5,168,030
	Trucking & Leasing - 0.3%
1,615,000	DAE Funding LLC 1.55%, 08/01/2024(1)	1,594,691
	Penske Truck Leasing Co. LP/PTL Finance Corp.
1,145,000	2.70%, 11/01/2024(1)	1,126,701
1,718,000	4.00%, 07/15/2025(1)	1,678,657
260,000	5.35%, 03/30/2029(1)	255,402
390,000	6.05%, 08/01/2028(1)	394,237
		5,049,688
	Total Corporate Bonds (cost $421,993,612)	$ 407,945,402
FOREIGN GOVERNMENT OBLIGATIONS - 2.8%
	Angola - 0.1%
	Angola Government International Bonds
580,000	8.00%, 11/26/2029(7)	$ 527,075
290,000	8.75%, 04/14/2032(1)	261,957
		789,032
	Bermuda - 0.2%
	Bermuda Government International Bonds
455,000	2.38%, 08/20/2030(1)	373,782
1,305,000	5.00%, 07/15/2032(1)	1,230,615
760,000	5.00%, 07/15/2032(7)	716,680
		2,321,077
	Brazil - 0.3%
BRL 25,006,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	4,461,430
	Chile - 0.1%
	Chile Government International Bonds
EUR 1,460,000	1.25%, 01/22/2051	850,023
$ 340,000	4.95%, 01/05/2036	316,383
		1,166,406
	Colombia - 0.2%
	Colombia Government International Bonds
1,175,000	5.00%, 06/15/2045	809,194
885,000	5.20%, 05/15/2049	610,033
1,610,000	5.63%, 02/26/2044	1,208,435
		2,627,662
	Costa Rica - 0.1%
1,150,000	Costa Rica Government International Bonds 6.55%, 04/03/2034(1)	1,163,913

56

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 2.8% - (continued)
	Hungary - 0.2%
	Hungary Government International Bonds
EUR 2,980,000	1.63%, 04/28/2032(7)	$ 2,574,981
$ 920,000	6.13%, 05/22/2028(1)	929,038
		3,504,019
	Indonesia - 0.1%
	Indonesia Government International Bonds
EUR 2,600,000	1.10%, 03/12/2033	2,178,864
100,000	2.15%, 07/18/2024(7)	106,273
		2,285,137
	Israel - 0.0%
$ 845,000	Israel Government International Bonds 5.75%, 03/12/2054	761,862
	Ivory Coast - 0.1%
EUR 1,290,000	Ivory Coast Government International Bonds 4.88%, 01/30/2032(7)	1,148,984
	Mexico - 0.4%
	Mexico Government International Bonds
$ 850,000	3.50%, 02/12/2034	682,794
4,430,000	6.00%, 05/07/2036	4,270,486
400,000	6.34%, 05/04/2053	372,600
400,000	6.40%, 05/07/2054	376,587
		5,702,467
	North Macedonia - 0.2%
	North Macedonia Government International Bonds
EUR 780,000	1.63%, 03/10/2028(7)	727,524
770,000	2.75%, 01/18/2025(7)	806,970
985,000	3.68%, 06/03/2026(1)	1,022,724
835,000	3.68%, 06/03/2026(7)	866,979
		3,424,197
	Panama - 0.0%
	Panama Government International Bonds
$ 330,000	6.85%, 03/28/2054	286,886
425,000	6.88%, 01/31/2036	400,287
		687,173
	Philippines - 0.1%
	Philippines Government International Bonds
EUR 1,400,000	1.20%, 04/28/2033	1,189,656
900,000	1.75%, 04/28/2041	676,457
		1,866,113
	Poland - 0.0%
$ 405,000	Bank Gospodarstwa Krajowego 5.38%, 05/22/2033(1)	391,569
	Romania - 0.4%
	Romania Government International Bonds
EUR 1,265,000	2.63%, 12/02/2040(1)	882,735
5,520,000	2.75%, 04/14/2041(7)	3,866,924
$ 1,126,000	5.88%, 01/30/2029(1)	1,101,791
		5,851,450
	Saudi Arabia - 0.3%
	Saudi Government International Bonds
EUR 580,000	2.00%, 07/09/2039(7)	468,224
$ 580,000	5.00%, 01/18/2053(1)	489,375
3,060,000	5.75%, 01/16/2054(1)	2,853,450
		3,811,049
	Total Foreign Government Obligations (cost $48,822,505)	$ 41,963,540
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.8%
	Build America Bonds - 0.1%
$ 220,000	Chicago Board of Education, IL, GO 6.14%, 12/01/2039	$ 206,446
358,000	Municipal Electric Auth of Georgia, GA, Rev 6.64%, 04/01/2057	383,818
335,000	State of California, CA, GO 7.30%, 10/01/2039	379,062
125,000	State of Illinois, IL, GO, (AGM-CR Insured) 6.88%, 07/01/2025	125,718
		1,095,044
	Development - 0.1%
1,500,000	New York Transportation Dev Corp., NY, Rev 4.25%, 09/01/2035	1,434,445
	General - 0.3%
250,000	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev 3.91%, 12/01/2040	205,875
1,630,000	County of Riverside, CA, Rev 3.07%, 02/15/2028	1,519,258
1,530,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NATL Insured) 6.55%, 10/15/2028	1,609,665
1,430,000	State Board of Administration Finance Corp., FL, Rev 1.26%, 07/01/2025	1,363,701
		4,698,499
	School District - 0.0%
885,000	Chicago Board of Education, IL, GO 6.32%, 11/01/2029	864,537
	Transportation - 0.2%
	Metropolitan Transportation Auth, NY, Rev
600,000	5.00%, 11/15/2050	619,483
1,840,000	5.18, 11/15/2049,	1,821,229
		2,440,712
	Utilities - 0.1%
1,314,404	Texas Natural Gas Securitization Finance Corp., TX, Rev 5.10%, 04/01/2035	1,300,511
	Total Municipal Bonds (cost $12,539,144)	$ 11,833,748
U.S. GOVERNMENT AGENCIES - 41.8%
	Mortgage-Backed Agencies - 41.8%
	Federal Home Loan Mortgage Corp. - 6.4%
4,567,604	0.57%, 12/25/2033(2)(3)	$ 141,321
3,101,314	0.64%, 01/25/2034(2)(3)	99,965
1,531,731	0.74%, 10/25/2026(2)(3)	17,554
6,553,474	0.81%, 12/25/2030(2)(3)	245,420
3,239,924	0.88%, 06/25/2027(2)(3)	60,319
1,464,626	0.97%, 11/25/2030(2)(3)	64,532
611,545	1.00%, 10/25/2040	471,624
1,093,791	1.00%, 02/25/2051	897,476
2,570,106	1.12%, 10/25/2030(2)(3)	128,011
4,254,213	1.21%, 06/25/2030(2)(3)	230,146
3,409,692	1.24%, 01/25/2030(2)(3)	169,861
5,113,849	1.50%, 05/15/2037(2)	285,867
2,871,571	1.50%, 09/25/2047	2,279,920
3,306,007	1.54%, 05/25/2030(2)(3)	225,530
2,066,836	1.68%, 05/25/2030(2)(3)	152,407
234,487	1.75%, 10/15/2042	193,697
1,077,592	2.00%, 05/01/2036	936,214
364,476	2.00%, 06/01/2036	316,651
175,975	2.00%, 12/01/2040	144,000
1,040,479	2.00%, 05/01/2041	851,394
1,161,155	2.00%, 12/01/2041	939,554
695,584	2.00%, 10/01/2050	529,951
831,414	2.00%, 02/01/2051	641,050
4,293,468	2.00%, 03/01/2051	3,276,344

57

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.8% - (continued)
	Mortgage-Backed Agencies - 41.8% - (continued)
	Federal Home Loan Mortgage Corp. - 6.4% - (continued)
$ 1,457,196	2.00%, 04/01/2051	$ 1,107,450
789,201	2.00%, 05/01/2051	608,563
769,896	2.00%, 07/01/2051	584,710
339,989	2.00%, 08/01/2051	258,912
343,910	2.00%, 11/01/2051	263,335
1,242,796	2.00%, 01/01/2052	948,120
1,341,929	2.00%, 04/01/2052	1,031,566
2,211,245	2.00%, 06/15/2052(2)	274,859
2,716,724	2.50%, 04/25/2036(2)	260,129
286,000	2.50%, 10/25/2041	213,680
497,853	2.50%, 05/01/2050	401,153
600,910	2.50%, 06/01/2050	481,767
1,567,257	2.50%, 06/25/2050(2)	223,300
3,535,181	2.50%, 07/01/2050	2,835,851
986,671	2.50%, 08/01/2050	791,906
1,444,760	2.50%, 09/01/2050	1,159,535
1,139,320	2.50%, 10/01/2050	923,854
1,058,441	2.50%, 11/01/2050	847,645
323,141	2.50%, 02/01/2051	262,047
810,904	2.50%, 03/01/2051	647,234
363,337	2.50%, 05/01/2051	290,558
242,411	2.50%, 07/01/2051	193,533
344,709	2.50%, 08/01/2051	274,825
562,855	2.50%, 10/01/2051	448,969
2,634,361	2.50%, 11/01/2051	2,135,072
1,556,794	2.50%, 03/15/2052(2)	213,304
1,001,215	2.50%, 03/25/2052	848,480
2,247,019	2.50%, 04/01/2052	1,785,400
1,108,680	3.00%, 10/01/2032	1,032,904
3,561	3.00%, 05/15/2041	3,283
87,571	3.00%, 07/01/2047	74,380
290,875	3.00%, 12/15/2047	210,375
126,068	3.00%, 01/01/2048	106,601
1,102,592	3.00%, 07/01/2050	927,385
726,329	3.00%, 08/01/2050	606,897
195,696	3.00%, 08/01/2051	163,424
2,594,939	3.00%, 08/25/2051(2)	395,923
2,185,185	3.00%, 09/25/2051(2)	831,167
1,081,598	3.00%, 10/01/2051	905,015
414,921	3.00%, 01/01/2052	348,688
551,539	3.00%, 05/01/2052	461,254
1,141,954	3.50%, 01/15/2033(2)	108,275
416,058	3.50%, 05/15/2034(2)	30,729
642,261	3.50%, 10/15/2042	572,682
252,357	3.50%, 10/15/2045	218,637
658,457	3.50%, 12/01/2046	580,307
593,384	3.50%, 12/15/2046	524,871
404,559	3.50%, 01/01/2047	359,886
255,920	3.50%, 03/15/2047	226,359
119,005	3.50%, 06/01/2047	104,880
140,493	3.50%, 12/01/2047	123,641
156,988	3.50%, 01/01/2048	138,352
225,745	3.50%, 12/01/2048	198,668
871,134	3.50%, 04/01/2050	768,784
316,859	4.00%, 05/01/2038	297,377
397,592	4.00%, 05/25/2040(2)	59,140
684,563	4.00%, 09/15/2041	639,379
9,264	4.00%, 01/01/2042	8,510
156,335	4.00%, 03/01/2042	143,819
4,206	4.00%, 04/01/2042	3,865
6,344	4.00%, 06/01/2042	5,834
1,752,585	4.00%, 03/25/2045(2)	308,040
98,965	4.00%, 04/01/2047	90,798
190,602	4.00%, 11/01/2047	174,880
394,606	4.00%, 12/01/2047	368,509
1,308,490	4.00%, 04/01/2049	1,188,510
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.8% - (continued)
	Mortgage-Backed Agencies - 41.8% - (continued)
	Federal Home Loan Mortgage Corp. - 6.4% - (continued)
$ 350,159	4.00%, 05/01/2049	$ 320,822
1,065,676	4.00%, 07/01/2049	973,510
1,514,235	4.00%, 09/25/2050(2)	305,462
1,060,358	4.50%, 07/01/2052	979,890
85,327	5.00%, 09/01/2035	83,300
328,678	5.00%, 09/15/2036(2)	52,598
989,114	5.00%, 03/15/2045(2)	215,051
179,564	5.00%, 02/15/2048(2)	38,304
43,503	5.00%, 09/01/2048	41,976
27,545	5.00%, 02/01/2049	26,562
13,309,784	5.00%, 09/01/2052	12,618,479
781,860	5.00%, 10/01/2052	741,130
88,714	5.00%, 11/01/2052	84,250
31,194	5.00%, 01/01/2053	29,575
2,766,937	5.00%, 04/01/2053	2,626,514
1,797,000	5.36%, 01/25/2029(3)	1,807,369
8,123	5.50%, 02/01/2029	8,070
12,841	5.50%, 12/01/2038	12,814
394,087	5.50%, 05/15/2040(2)	81,903
370,207	5.50%, 06/15/2046(2)	68,026
338,277	5.50%, 10/15/2046(2)	69,643
303,981	5.50%, 02/01/2049	300,021
31,741	5.50%, 03/01/2049	31,327
1,164,618	5.50%, 02/01/2053	1,133,491
2,334,449	5.50%, 04/01/2053	2,272,641
771,322	6.00%, 12/01/2052	768,433
369,984	6.00%, 03/01/2053	370,374
1,128,752	6.50%, 11/01/2053	1,145,548
391,032	7.18%, 11/25/2043, 30 day USD SOFR Average + 1.85%(1)(4)	396,085
1,790,000	7.43%, 10/25/2033, 30 day USD SOFR Average + 2.10%(1)(4)	1,828,603
892,000	8.23%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(4)	924,335
805,000	8.58%, 04/25/2043, 30 day USD SOFR Average + 3.25%(1)(4)	848,554
1,310,000	8.68%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(4)	1,371,735
2,815,000	8.68%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(4)	2,976,863
1,445,000	8.73%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(4)	1,490,823
2,819,800	8.83%, 03/25/2042, 30 day USD SOFR Average + 3.50%(1)(4)	2,951,420
2,460,000	8.83%, 05/25/2043, 30 day USD SOFR Average + 3.50%(1)(4)	2,598,194
380,000	8.88%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(4)	399,475
1,380,000	8.98%, 11/25/2041, 30 day USD SOFR Average + 3.65%(1)(4)	1,435,293
3,460,000	9.03%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(4)	3,677,083
970,000	9.33%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(4)	1,030,024
1,593,000	9.83%, 06/25/2042, 30 day USD SOFR Average + 4.50%(1)(4)	1,723,183
		97,785,346
	Federal National Mortgage Association - 11.8%
133,163	0.00%, 06/25/2041(9)(10)	96,835
2,285,262	0.39%, 01/25/2030(2)(3)	22,846
5,967,886	1.27%, 06/25/2034(2)(3)	367,938
3,296,668	1.50%, 11/25/2035(2)	170,538
212,405	1.50%, 07/01/2051	152,654
3,703,237	1.50%, 09/01/2051	2,660,969
3,476,844	1.58%, 05/25/2029(2)(3)	149,803

58

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.8% - (continued)
	Mortgage-Backed Agencies - 41.8% - (continued)
	Federal National Mortgage Association - 11.8% - (continued)
$ 779,013	2.00%, 03/01/2036	$ 677,791
1,113,664	2.00%, 05/01/2036	967,544
1,266,579	2.00%, 06/01/2036	1,101,970
1,212,576	2.00%, 08/01/2036	1,053,460
671,734	2.00%, 09/01/2036	583,582
417,945	2.00%, 12/01/2036	363,089
155,437	2.00%, 02/01/2037	135,040
619,552	2.00%, 09/01/2040	507,117
2,254,406	2.00%, 12/01/2040	1,843,686
606,274	2.00%, 04/01/2041	496,226
213,666	2.00%, 05/01/2041	174,873
2,195	2.00%, 09/25/2041	1,988
849,766	2.00%, 10/01/2041	688,485
3,836	2.00%, 12/25/2041	3,417
551,350	2.00%, 02/01/2042	451,275
279,684	2.00%, 03/25/2044	254,397
293,946	2.00%, 05/25/2044	258,848
516,274	2.00%, 08/25/2050	329,026
2,168,495	2.00%, 10/01/2050	1,663,467
1,701,702	2.00%, 12/01/2050	1,300,297
3,773,081	2.00%, 02/01/2051	2,875,006
5,919,600	2.00%, 03/01/2051	4,499,029
7,706,994	2.00%, 04/01/2051	5,861,814
1,138,902	2.00%, 05/01/2051	865,175
617,009	2.00%, 06/01/2051	468,722
260,450	2.00%, 07/01/2051	198,093
1,484,282	2.00%, 08/01/2051	1,141,389
1,436,370	2.00%, 09/01/2051	1,098,380
2,122,048	2.00%, 03/25/2052(2)	280,276
8,739,330	2.00%, 04/01/2052	6,651,850
412,619	2.25%, 04/01/2033	330,403
977,052	2.50%, 06/25/2045	756,124
7,390	2.50%, 03/25/2046	6,543
629,214	2.50%, 04/01/2050	502,955
599,384	2.50%, 06/01/2050	479,240
4,544,211	2.50%, 07/01/2050	3,678,110
948,196	2.50%, 09/01/2050	757,345
1,531,690	2.50%, 10/01/2050	1,236,154
1,662,043	2.50%, 12/01/2050	1,331,360
379,597	2.50%, 01/01/2051	306,024
2,567,387	2.50%, 02/01/2051	2,044,318
1,602,678	2.50%, 02/25/2051(2)	260,301
8,267,755	2.50%, 05/01/2051	6,621,640
1,454,795	2.50%, 06/01/2051	1,157,742
788,958	2.50%, 07/01/2051	631,977
359,284	2.50%, 08/01/2051	291,547
520,719	2.50%, 09/01/2051	415,425
7,678,258	2.50%, 10/01/2051	6,151,220
7,431,907	2.50%, 11/01/2051	5,986,266
2,298,513	2.50%, 12/01/2051	1,838,543
892,360	2.50%, 01/01/2052	717,996
1,285,827	2.50%, 03/01/2052	1,024,460
506,610	2.50%, 04/01/2052	403,975
2,139,219	2.50%, 06/25/2052(2)	326,489
2,510,777	2.50%, 09/25/2052(2)	397,494
1,196,438	2.50%, 01/01/2057	947,352
548,436	3.00%, 04/25/2033(2)	33,863
168,782	3.00%, 08/01/2033	157,461
1,143,979	3.00%, 06/01/2038	1,046,989
451,506	3.00%, 11/25/2042	391,006
4,074	3.00%, 02/25/2043	3,887
1,075,403	3.00%, 06/01/2043	921,158
1,191,131	3.00%, 11/01/2044	1,023,417
1,014,486	3.00%, 01/25/2045	860,165
67,219	3.00%, 01/25/2046	59,661
899,819	3.00%, 02/25/2047	796,150
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.8% - (continued)
	Mortgage-Backed Agencies - 41.8% - (continued)
	Federal National Mortgage Association - 11.8% - (continued)
$ 323,631	3.00%, 08/25/2049	$ 279,959
114,154	3.00%, 12/01/2049	95,940
384,257	3.00%, 02/01/2050	324,401
1,628,908	3.00%, 07/01/2050	1,375,162
1,510,642	3.00%, 08/01/2050	1,266,080
615,845	3.00%, 10/01/2050	515,343
2,492,294	3.00%, 12/01/2050	2,091,545
779,846	3.00%, 05/01/2051	659,450
185,921	3.00%, 06/01/2051	154,524
1,587,559	3.00%, 07/01/2051	1,320,865
368,284	3.00%, 08/01/2051	308,565
1,296,483	3.00%, 09/01/2051	1,081,781
2,182,853	3.00%, 10/01/2051	1,819,989
2,046,043	3.00%, 11/01/2051	1,703,409
1,128,345	3.00%, 12/01/2051	941,738
528,823	3.00%, 01/01/2052	440,483
1,740,651	3.00%, 01/25/2052(2)	266,337
651,176	3.00%, 04/01/2052	544,202
803,350	3.00%, 05/01/2052	670,855
1,278,584	3.50%, 07/25/2033(2)	95,000
498,118	3.50%, 08/25/2033(2)	46,266
293,029	3.50%, 04/25/2034(2)	13,211
918,741	3.50%, 05/01/2037	846,378
590,097	3.50%, 11/25/2039(2)	50,567
458,175	3.50%, 10/01/2041	411,273
3,575	3.50%, 05/25/2042	3,315
1,146,221	3.50%, 08/01/2043	1,029,441
67,954	3.50%, 07/25/2044	65,737
210,274	3.50%, 12/01/2045	185,514
194,887	3.50%, 01/01/2046	172,164
146,597	3.50%, 03/01/2046	130,032
730,936	3.50%, 12/01/2046	656,060
247,734	3.50%, 05/01/2047	218,499
1,933,828	3.50%, 09/01/2047	1,702,065
1,848,556	3.50%, 12/01/2047	1,627,005
220,591	3.50%, 01/01/2048	194,150
2,458,573	3.50%, 02/01/2048	2,182,622
77,863	3.50%, 06/01/2048	68,469
384,896	3.50%, 07/01/2048	339,174
82,581	3.50%, 11/01/2048	72,684
566,049	3.50%, 04/25/2049	522,365
637,488	3.50%, 06/01/2049	569,000
392,513	3.50%, 09/01/2050	345,934
860,574	3.50%, 11/01/2051	748,184
1,263,535	3.50%, 04/01/2052	1,105,375
678,458	3.50%, 05/01/2056	583,990
577,487	3.50%, 11/25/2057	530,478
1,037,872	3.50%, 05/01/2058	893,320
980,210	3.50%, 12/25/2058	847,133
760,000	3.52%, 11/01/2032	675,597
601,934	4.00%, 08/01/2038	572,794
2,271	4.00%, 11/01/2040	2,087
30,790	4.00%, 02/01/2041	28,297
361,035	4.00%, 06/01/2041	335,725
4,362	4.00%, 09/01/2041	4,008
7,547	4.00%, 10/01/2041	6,936
163,983	4.00%, 01/01/2042	150,644
197,681	4.00%, 02/01/2042	181,609
57,122	4.00%, 05/01/2042	52,475
2,268	4.00%, 09/01/2042	2,101
849,781	4.00%, 01/01/2043	780,919
17,287	4.00%, 10/01/2043	15,882
1,417,758	4.00%, 12/01/2043	1,300,631
202,710	4.00%, 03/01/2046	185,849
268,336	4.00%, 09/01/2047	244,738
480,128	4.00%, 10/01/2047	439,317

59

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.8% - (continued)
	Mortgage-Backed Agencies - 41.8% - (continued)
	Federal National Mortgage Association - 11.8% - (continued)
$ 247,963	4.00%, 11/01/2047	$ 226,169
1,570,249	4.00%, 06/01/2048	1,436,844
1,922,969	4.00%, 10/01/2048	1,751,079
759,552	4.00%, 01/01/2049	693,963
1,662,286	4.00%, 04/01/2049	1,508,101
94,150	4.00%, 08/01/2049	86,336
571,920	4.00%, 09/01/2049	518,374
3,472,020	4.00%, 02/25/2050(2)	722,751
1,183,712	4.00%, 04/01/2050	1,075,620
1,789,062	4.00%, 06/25/2050(2)	355,578
1,542,245	4.00%, 09/25/2050(2)	297,654
1,911,274	4.00%, 11/25/2050(2)	390,542
760,197	4.00%, 08/01/2051	690,825
2,203,645	4.00%, 04/01/2052	1,972,323
803,244	4.00%, 06/01/2052	721,708
654,351	4.03%, 06/01/2028	624,688
850,000	4.19%, 04/01/2028	818,135
309,655	4.37%, 05/01/2028	300,922
1,996,519	4.39%, 04/01/2029	1,928,985
580,000	4.41%, 04/01/2030	555,537
785,694	4.46%, 05/01/2028	763,060
1,819,767	4.48%, 02/01/2029	1,766,974
600,380	4.50%, 12/01/2037	585,768
405,184	4.50%, 04/01/2048	380,768
178,770	4.50%, 04/01/2049	167,664
751,346	4.50%, 01/01/2051	706,379
1,250,176	4.50%, 08/01/2052	1,155,302
1,401,706	4.50%, 03/01/2053	1,293,489
215,000	4.75%, 04/01/2028	210,798
1,900,000	4.91%, 01/01/2029	1,873,753
285,562	5.00%, 06/25/2048(2)	45,742
1,045,106	5.00%, 07/01/2052	990,987
14,774,631	5.00%, 09/01/2052	14,010,363
3,735,664	5.00%, 10/01/2052	3,542,357
113,599	5.00%, 11/01/2052	107,670
808,437	5.00%, 12/01/2052	766,552
1,465,000	5.07%, 12/01/2028	1,455,637
303,792	5.50%, 04/25/2044(2)	50,248
772,833	5.50%, 10/01/2052	753,107
1,438,143	5.50%, 11/01/2052	1,400,145
2,564,028	5.50%, 12/01/2052	2,496,345
1,419,506	5.50%, 06/01/2053	1,380,460
1,642,104	5.50%, 07/01/2053	1,597,865
819,734	6.00%, 05/01/2053	821,383
1,972,957	6.50%, 11/01/2053	2,002,315
		178,408,562
	Government National Mortgage Association - 5.0%
136,295	2.00%, 06/16/2042	121,356
1,284,499	2.00%, 10/20/2050	1,013,064
3,735,693	2.00%, 12/20/2050	2,947,782
16,215,000	2.00%, 05/20/2054(11)	12,771,603
43,410	2.50%, 05/20/2040	41,733
1,803,516	2.50%, 10/20/2049	1,524,310
1,345,169	2.50%, 11/20/2049	1,111,245
1,063,887	2.50%, 03/20/2051	874,117
940,479	2.50%, 09/20/2051	772,023
3,139,653	2.50%, 10/20/2051	2,575,982
1,276,570	3.00%, 01/16/2044	1,100,612
643,417	3.00%, 11/20/2045	542,693
642,335	3.00%, 02/20/2047	555,221
529,119	3.00%, 05/20/2049	461,797
197,594	3.00%, 03/20/2050	169,570
2,812,071	3.00%, 07/20/2050(2)	369,353
448,505	3.00%, 11/20/2050	384,173
4,051,609	3.00%, 04/20/2051	3,460,510
2,317,179	3.00%, 08/20/2051	1,972,929
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.8% - (continued)
	Mortgage-Backed Agencies - 41.8% - (continued)
	Government National Mortgage Association - 5.0% - (continued)
$ 1,478,921	3.00%, 09/20/2051	$ 1,260,662
460,488	3.00%, 10/20/2051	392,527
3,193,840	3.00%, 12/20/2051	2,720,844
792,928	3.00%, 02/20/2052	696,508
729,110	3.00%, 04/20/2052	620,710
1,950,000	3.00%, 05/20/2054(11)	1,659,393
216,733	3.50%, 11/20/2042	191,983
765,491	3.50%, 03/20/2044	688,707
482,602	3.50%, 06/20/2046	432,416
105,509	3.50%, 07/20/2046	94,532
110,511	3.50%, 10/20/2046	98,995
486,413	3.50%, 02/20/2047	435,004
130,254	3.50%, 05/20/2047	116,357
132,836	3.50%, 07/20/2047	118,923
97,630	3.50%, 11/20/2047	87,127
119,918	3.50%, 03/20/2048	107,028
563,283	3.50%, 02/20/2049	502,207
584,454	3.50%, 06/20/2050	516,082
10,425,000	3.50%, 03/20/2052(11)	9,189,982
1,266,616	3.50%, 11/20/2052	1,101,231
1,784,912	3.50%, 01/20/2053	1,573,978
291,894	3.88%, 08/15/2042	269,330
944,351	4.00%, 09/16/2042(2)	183,333
315,640	4.00%, 09/20/2042(2)	39,739
208,863	4.00%, 12/20/2044(2)	39,831
457,031	4.00%, 08/20/2045	424,080
615,429	4.00%, 09/20/2047	565,765
17,159	4.00%, 04/20/2048	15,758
893,714	4.00%, 07/20/2048	816,477
896,536	4.50%, 02/20/2040	858,057
804,148	4.50%, 05/20/2041	769,057
669,053	4.50%, 06/16/2043(2)	128,638
322,700	4.50%, 05/20/2045(2)	61,549
477,251	4.50%, 08/20/2045(2)	87,538
537,363	4.50%, 12/16/2046(2)	81,609
349,687	4.50%, 05/20/2048(2)	55,498
230,156	4.50%, 06/20/2048(2)	42,284
167,029	4.50%, 05/20/2052	155,850
702,935	4.50%, 08/20/2052	655,596
640,682	4.50%, 09/20/2052	597,271
2,883,996	4.50%, 10/20/2052	2,688,439
642,336	5.00%, 05/20/2040	631,239
508,802	5.00%, 06/20/2040	500,012
199,598	5.00%, 07/20/2040	196,150
275,974	5.00%, 12/20/2043(2)	52,238
1,355,861	5.00%, 07/16/2044(2)	222,052
249,662	5.00%, 11/16/2046(2)	40,334
245,134	5.00%, 06/16/2047(2)	39,123
320,461	5.00%, 11/16/2047(2)	61,861
862,433	5.00%, 11/20/2049	834,847
3,980,000	5.00%, 05/20/2054(11)	3,809,046
226,972	5.50%, 02/20/2044(2)	15,911
180,466	5.50%, 09/15/2045	181,693
259,555	5.50%, 09/20/2045(2)	56,856
4,900,000	5.50%, 05/20/2054(11)	4,804,913
		75,357,243
	Uniform Mortgage-Backed Security - 18.6%
500,000	1.50%, 05/01/2054(11)	358,430
30,277,000	2.00%, 05/01/2054(11)	22,863,411
25,171,000	2.50%, 05/01/2054(11)	19,914,990
6,200,000	3.00%, 02/25/2052(11)	5,121,019
12,452,000	3.50%, 03/01/2052(11)	10,742,889
3,189,000	4.00%, 06/25/2052(11)	2,852,660
70,599,000	4.50%, 05/01/2054(11)	65,116,473
61,578,000	5.50%, 05/01/2054(11)	59,755,648
69,930,000	6.00%, 05/01/2054(11)	69,280,060

60

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 41.8% - (continued)
	Mortgage-Backed Agencies - 41.8% - (continued)
	Uniform Mortgage-Backed Security - 18.6% - (continued)
$ 10,980,000	6.50%, 05/15/2054(11)	$ 11,067,812
13,720,000	7.00%, 05/01/2054(11)	14,013,520
		281,086,912
	Total U.S. Government Agencies (cost $666,273,022)	$ 632,638,063
U.S. GOVERNMENT SECURITIES - 24.6%
	U.S. Treasury Securities - 24.6%
	U.S. Treasury Bonds - 10.0%
35,940,000	1.25%, 05/15/2050(12)	$ 16,960,591
19,520,000	1.63%, 11/15/2050	10,190,050
5,795,000	2.50%, 02/15/2045	3,973,197
8,585,000	2.75%, 11/15/2042	6,324,395
3,895,000	2.88%, 08/15/2045	2,844,871
56,000	2.88%, 05/15/2052	39,371
3,325,000	3.00%, 11/15/2045	2,479,073
1,395,000	3.00%, 02/15/2048	1,021,456
23,885,000	3.00%, 08/15/2052(12)	17,229,855
3,365,000	3.13%, 02/15/2043	2,625,489
2,645,000	3.13%, 08/15/2044	2,036,030
13,195,000	3.13%, 05/15/2048	9,876,664
25,825,000	3.38%, 08/15/2042(12)	21,052,419
6,010,000	3.38%, 05/15/2044	4,827,486
30,225,000	3.38%, 11/15/2048	23,640,437
8,720,000	3.63%, 08/15/2043	7,308,450
8,845,000	3.63%, 02/15/2044(13)	7,391,449
14,200,000	3.63%, 05/15/2053	11,593,523
		151,414,806
	U.S. Treasury Inflation-Indexed Bonds - 1.3%
17,691,688	0.25%, 02/15/2050(14)	10,341,882
721,977	0.63%, 02/15/2043(14)	525,055
6,357,275	0.75%, 02/15/2045(14)	4,601,762
4,672,723	1.38%, 02/15/2044(14)	3,887,490
		19,356,189
	U.S. Treasury Inflation-Indexed Notes - 0.1%
1,992,081	1.38%, 07/15/2033(14)	1,848,537
	U.S. Treasury Notes - 13.2%
16,965,000	1.38%, 11/15/2031(15)	13,414,278
22,390,000	2.38%, 03/31/2029	20,080,157
17,865,000	2.75%, 08/15/2032	15,486,024
21,610,000	3.50%, 02/15/2033	19,757,111
16,360,000	3.63%, 05/31/2028	15,657,670
14,115,000	3.75%, 06/30/2030	13,382,784
10,645,000	3.88%, 08/15/2033	9,989,667
14,675,000	4.00%, 01/31/2029	14,213,540
9,135,000	4.00%, 10/31/2029	8,811,707
20,385,000	4.00%, 02/15/2034	19,295,677
8,475,000	4.13%, 06/15/2026	8,322,053
2,365,000	4.13%, 03/31/2031	2,283,703
17,360,000	4.38%, 11/30/2030	17,020,938
8,060,000	4.50%, 04/15/2027	7,975,622
14,405,000	4.50%, 11/15/2033	14,188,925
		199,879,856
	Total U.S. Government Securities (cost $424,343,889)	$ 372,499,388
	Total Long-Term Investments (cost $1,897,059,474)	$ 1,774,360,301
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 1.0%
	Repurchase Agreements - 1.0%
$ 14,338,326	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2024 at 5.31%, due on 05/01/2024 with a maturity value of $14,340,441; collateralized by U.S. Treasury Note at 0.50%, maturing 10/31/2027, with a market value of $14,625,234		$ 14,338,326
	Total Short-Term Investments (cost $14,338,326)		$ 14,338,326
	Total Investments (cost $1,911,397,800)	118.2%	$ 1,788,698,627
	Other Assets and Liabilities	(18.2)%	(275,239,316)
	Total Net Assets	100.0%	$ 1,513,459,311
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $442,043,906, representing 29.2% of net assets.
(2)	Securities disclosed are interest-only strips.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2024. Base lending rates may be subject to a floor or cap.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2024. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2024, the aggregate value of these securities was $22,856,232, representing 1.5% of net assets.
(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(9)	Security disclosed is principal-only strips.
(10)	Security is a zero-coupon bond.
(11)	Represents or includes a TBA transaction.

61

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

(12)	All, or a portion of the security, was pledged as collateral in connection with TBAs. As of April 30, 2024, the market value of securities pledged was $2,585,515.
(13)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2024, the market value of securities pledged was $3,885,838.
(14)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(15)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2024, the market value of securities pledged was $2,696,298.

Futures Contracts Outstanding at April 30, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	539	06/28/2024	$ 109,231,719	$ (240,466)
U.S. Treasury 5-Year Note Future	654	06/28/2024	68,501,391	(1,297,296)
U.S. Treasury 10-Year Ultra Future	42	06/18/2024	4,629,187	(112,028)
Total				$ (1,649,790)
Short position contracts:
Euro BUXL 30-Year Bond Future	25	06/06/2024	$ 3,446,193	$ 108,211
Euro-BUND Future	427	06/06/2024	59,390,592	732,807
Long Gilt Future	247	06/26/2024	29,622,952	888,820
U.S. Treasury 10-Year Note Future	84	06/18/2024	9,024,750	13,955
U.S. Treasury Long Bond Future	39	06/18/2024	4,438,688	205,301
U.S. Treasury Ultra Bond Future	157	06/18/2024	18,771,312	897,322
Total				$ 2,846,416
Total futures contracts				$ 1,196,626

TBA Sale Commitments Outstanding at April 30, 2024
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 2.50%	$ 4,040,000	05/20/2054	$ (3,311,918)	$ 52,092
Government National Mortgage Association, 3.00%	5,615,000	05/20/2054	(4,778,201)	19,291
Government National Mortgage Association, 4.00%	2,245,000	05/20/2054	(2,034,531)	21,135
Government National Mortgage Association, 4.50%	1,025,000	05/20/2054	(954,522)	3,693
Uniform Mortgage-Backed Security, 2.00%	475,000	05/01/2039	(409,817)	4,138
Uniform Mortgage-Backed Security, 3.00%	1,753,000	02/01/2052	(1,447,927)	48,252
Uniform Mortgage-Backed Security, 5.00%	24,890,000	05/01/2054	(23,579,120)	538,008
Uniform Mortgage-Backed Security, 6.50%	21,965,000	05/01/2054	(22,140,664)	190,761
Uniform Mortgage-Backed Security, 6.50%	10,980,000	06/01/2054	(11,060,949)	32,710
Total TBA sale commitments (proceeds receivable $70,627,729)			$ (69,717,649)	$ 910,080
At April 30, 2024, the aggregate market value of TBA Sale Commitments represents (4.6)% of total net assets.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2024
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
2.97% Fixed	12 Mo. USD SOFR	USD	5,185,000	03/15/2053	Annual	$ 3,023	$ —	$ 954,839	$ 951,816
2.88% Fixed	12 Mo. USD SOFR	USD	4,030,000	03/15/2053	Annual	45,217	—	803,197	757,980
3.25% Fixed	12 Mo. USD SOFR	USD	3,735,000	06/21/2053	Annual	—	(36,227)	566,778	603,005
3.59% Fixed	12 Mo. USD SOFR	USD	8,150,000	09/20/2053	Annual	37,417	—	714,000	676,583
Total centrally cleared interest rate swaps contracts						$ 85,657	$ (36,227)	$ 3,038,814	$ 2,989,384

62

Hartford Total Return Bond ETF
Schedule of Investments – (continued)
April 30, 2024 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2024
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
4,682,062	USD	23,599,000	BRL	GSC	06/20/2024	$ 150,910
747,385	USD	680,000	EUR	RBC	06/18/2024	18,816
414,274	USD	378,000	EUR	MSC	06/18/2024	9,275
21,285,772	USD	19,338,000	EUR	BNP	06/20/2024	564,720
Total foreign currency contracts						$ 743,721
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2024 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$ 307,480,160	$ —	$ 307,480,160	$ —
Corporate Bonds	407,945,402	—	407,945,402	—
Foreign Government Obligations	41,963,540	—	41,963,540	—
Municipal Bonds	11,833,748	—	11,833,748	—
U.S. Government Agencies	632,638,063	—	632,638,063	—
U.S. Government Securities	372,499,388	—	372,499,388	—
Short-Term Investments	14,338,326	—	14,338,326	—
Foreign Currency Contracts(2)	743,721	—	743,721	—
Futures Contracts(2)	2,846,416	2,846,416	—	—
Swaps - Interest Rate(2)	2,989,384	—	2,989,384	—
Total	$ 1,795,278,148	$ 2,846,416	$ 1,792,431,732	$ —
Liabilities
Futures Contracts(2)	$ (1,649,790)	$ (1,649,790)	$ —	$ —
TBA Sale Commitments	(69,717,649)	—	(69,717,649)	—
Total	$ (71,367,439)	$ (1,649,790)	$ (69,717,649)	$ —

(1)	For the period ended April 30, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
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Hartford Funds Exchange-Traded Trust (the "Trust")
GLOSSARY: (abbreviations used in preceding Schedule of Investments) (Unaudited)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CAG	Credit Agricole CIB
CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	Hongkong and Shanghai Banking Corporation
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
TDB	Toronto-Dominion Bank
UBS	UBS AG
Currency Abbreviations:
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CLP	Chile Peso
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
EUR	Euro Member Countries
GBP	British Pound
HUF	Hungary Forint
IDR	Indonesia Rupiah
INR	Indian Rupee
JPY	Japan Yen
KZT	Kazakhstan Tenge
MXN	Mexican Peso
PLN	Poland Zloty
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South Africa Rand
Index Abbreviations:
CMBX.NA	Markit Commercial Mortgage-Backed North American
CMT	Constant Maturity Treasury Index
ICE	Intercontinental Exchange, Inc.
ITRAXX-XOVER	iTraxx Europe Crossover
Municipal Abbreviations:
Auth	Authority
COP	Certificate of Participation
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Redev	Redevelopment
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Co.
ARM	Adjustable Rate Mortgage
BAM	Build America Mutual Assurance Corp.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CNTY GTD	County Guaranteed
COLL	Collateral
CR	Custodial Receipts
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	Housing and Urban Development
LME	London Metal Exchange
MSCI	Morgan Stanley Capital International
NATL	National Public Finance Guarantee Corp.
Nyrt	New York REIT Inc
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RBOB	Reformulated Blendstock for Oxygenate Blending
REIT	Real Estate Investment Trust
SD CRED PROG	School District Credit Enhancement Program
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
ST APPROP	State Appropriation
ST INTERCEPT	State Intercept Program
TBA	To Be Announced
ULSD	Ultra-Low Sulfur Diesel
WTI	West Texas Intermediate

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